UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSRS

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-23334

Symmetry Panoramic Trust

(Exact name of registrant as specified in charter)

________

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 786-3309

Date of fiscal year end: August 31, 2025

Date of reporting period: February 28, 2025

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “1940 Act”) (17 CFR § 270.30e-1), is attached hereto.

The Symmetry Panoramic Trust

Symmetry Panoramic US Equity Fund

Class I Shares - SPUSX

Semi-Annual Shareholder Report: February 28, 2025

This semi-annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic US Equity Fund (the "Fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://panoramicfunds.com/us-equity-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic US Equity Fund, Class I Shares	$28	0.55%

Key Fund Statistics as of February 28, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$414,840,915	604	$704,590	7%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Registered Investment Companies 32.5%
Information Technology 17.0%
Financials 10.4%
Industrials 10.2%
Consumer Discretionary 6.9%
Communication Services 6.1%
Health Care 5.7%
Consumer Staples 3.9%
Energy 2.7%
Materials 1.8%
Short-Term Investment 1.4%
Utilities 1.1%
Real Estate 0.2%
Rights 0.0%
Futures Contracts 0.0%

Value	Value
Futures Contracts	0.0%
Rights	0.0%
Real Estate	0.2%
Utilities	1.1%
Short-Term Investment	1.4%
Materials	1.8%
Energy	2.7%
Consumer Staples	3.9%
Health Care	5.7%
Communication Services	6.1%
Consumer Discretionary	6.9%
Industrials	10.2%
Financials	10.4%
Information Technology	17.0%
Registered Investment Companies	32.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
iShares MSCI USA Min Vol Factor ETF	4.8%
DFA US Targeted Value Portfolio, Cl I	4.2%
DFA Real Estate Securities Portfolio, Cl I	3.9%
NVIDIA	3.7%
Dimensional US Targeted Value ETF	3.7%
Microsoft	3.1%
Apple	2.9%
iShares MSCI USA Momentum Factor ETF	2.9%
Meta Platforms, Cl A	2.6%
Dimensional US Small Cap ETF	2.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-Sym-Fund (844-796-3863)

  https://panoramicfunds.com/us-equity-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-Sym-Fund (844-796-3863) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

SPUSX-SAR-2025

The Symmetry Panoramic Trust

Symmetry Panoramic International Equity Fund

Class I Shares - SPILX

Semi-Annual Shareholder Report: February 28, 2025

This semi-annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic International Equity Fund (the "Fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://panoramicfunds.com/international-equity-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic International Equity Fund, Class I Shares	$32	0.65%

Key Fund Statistics as of February 28, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$211,500,032	353	$384,678	11%

What did the Fund invest in?

Country WeightingsFootnote Reference*

United States 66.5%
China 5.3%
Japan 4.9%
Taiwan 3.2%
Short-Term Investment 3.0%
Canada 2.3%
Italy 2.0%
Germany 1.8%
United Kingdom 1.6%
South Korea 1.2%
Spain 1.1%
Sweden 0.9%
Other Countries 5.9%
Futures Contracts 0.0%

Value	Value
Futures Contracts	0.0%
Other Countries	5.9%
Sweden	0.9%
Spain	1.1%
South Korea	1.2%
United Kingdom	1.6%
Germany	1.8%
Italy	2.0%
Canada	2.3%
Short-Term Investment	3.0%
Taiwan	3.2%
Japan	4.9%
China	5.3%
United States	66.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
DFA Large Cap International Portfolio, Cl I	10.2%
DFA Emerging Markets Portfolio, Cl I	7.1%
DFA International Value Portfolio, Cl I	5.7%
DFA International Small Cap Value Portfolio, Cl I	5.3%
DFA International High Relative Profitability Portfolio, Cl I	5.3%
Avantis Emerging Markets Equity ETF	5.2%
DFA Emerging Markets Small Cap Portfolio, Cl I	4.4%
iShares MSCI Emerging Markets Min Vol Factor ETF	3.9%
iShares MSCI EAFE Min Vol Factor ETF	3.5%
AQR International Defensive Style Fund, Cl R6	3.3%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-Sym-Fund (844-796-3863)

  https://panoramicfunds.com/international-equity-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-Sym-Fund (844-796-3863) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

SPILX-SAR-2025

The Symmetry Panoramic Trust

Symmetry Panoramic Global Equity Fund

Class I Shares - SPGEX

Semi-Annual Shareholder Report: February 28, 2025

This semi-annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic Global Equity Fund (the "Fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://panoramicfunds.com/global-equity-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic Global Equity Fund, Class I Shares	$28	0.56%

Key Fund Statistics as of February 28, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$390,514,050	903	$626,879	13%

What did the Fund invest in?

Country WeightingsFootnote Reference*

United States 85.9%
China 2.0%
Short-Term Investment 2.0%
Japan 1.9%
Taiwan 1.2%
Canada 0.9%
Germany 0.8%
Italy 0.7%
United Kingdom 0.6%
South Korea 0.5%
Sweden 0.4%
Spain 0.4%
Other Countries 2.5%
Futures Contracts 0.0%

Value	Value
Futures Contracts	0.0%
Other Countries	2.5%
Spain	0.4%
Sweden	0.4%
South Korea	0.5%
United Kingdom	0.6%
Italy	0.7%
Germany	0.8%
Canada	0.9%
Taiwan	1.2%
Japan	1.9%
Short-Term Investment	2.0%
China	2.0%
United States	85.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Dimensional US Targeted Value ETF	4.1%
DFA Large Cap International Portfolio, Cl I	3.9%
iShares MSCI Global Min Vol Factor ETF	3.2%
iShares MSCI USA Momentum Factor ETF	2.9%
DFA Real Estate Securities Portfolio, Cl I	2.7%
DFA International High Relative Profitability Portfolio, Cl I	2.1%
NVIDIA	2.1%
DFA International Value Portfolio, Cl I	2.0%
DFA International Small Cap Value Portfolio, Cl I	2.0%
Avantis U.S. Small Capital Value ETF	1.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-Sym-Fund (844-796-3863)

  https://panoramicfunds.com/global-equity-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-Sym-Fund (844-796-3863) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

SPGEX-SAR-2025

The Symmetry Panoramic Trust

Symmetry Panoramic Tax-Managed Global Equity Fund

Class I Shares - SPGTX

Semi-Annual Shareholder Report: February 28, 2025

This semi-annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic Tax-Managed Global Equity Fund (the "Fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://panoramicfunds.com/global-equity-fund-2/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic Tax-Managed Global Equity Fund, Class I Shares	$21	0.42%

Key Fund Statistics as of February 28, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$142,792,146	35	$120,727	6%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Registered Investment Companies
98.7%
Short-Term Investment
1.4%

Value	Value
Short-Term Investment	1.4%
Registered Investment Companies	98.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Dimensional US Equity Market ETF	14.1%
AQR Large Capital Multi-Style Fund, Cl R6	14.0%
AQR International Multi-Style Fund, Cl R6	9.9%
DFA US High Relative Profitability Portfolio, Cl I	7.4%
Dimensional US Marketwide Value ETF	5.9%
Dimensional US Targeted Value ETF	5.3%
AQR Emerging Multi-Style II Fund, Cl R6	5.0%
DFA Large Cap International Portfolio, Cl I	3.9%
iShares MSCI Global Min Vol Factor ETF	3.8%
DFA Emerging Markets Portfolio, Cl I	2.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-Sym-Fund (844-796-3863)

  https://panoramicfunds.com/global-equity-fund-2/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-Sym-Fund (844-796-3863) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

SPGTX-SAR-2025

The Symmetry Panoramic Trust

Symmetry Panoramic US Systematic Fixed Income Fund

Class I Shares - SPUBX

Semi-Annual Shareholder Report: February 28, 2025

This semi-annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic US Systematic Fixed Income Fund (the "Fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://panoramicfunds.com/us-systematic-fixed-income-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic US Systematic Fixed Income Fund, Class I Shares	$26	0.52%

Key Fund Statistics as of February 28, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$170,498,387	350	$200,169	21%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Corporate Obligations
44.4%
Mortgage-Backed Securities
26.4%
U.S. Treasury Obligations
25.5%
Sovereign Debt
1.3%
Short-Term Investment
0.8%
Municipal Bonds
0.5%
U.S. Government Agency Obligation
0.3%
Asset-Backed Security
0.2%

Value	Value
Asset-Backed Security	0.2%
U.S. Government Agency Obligation	0.3%
Municipal Bonds	0.5%
Short-Term Investment	0.8%
Sovereign Debt	1.3%
U.S. Treasury Obligations	25.5%
Mortgage-Backed Securities	26.4%
Corporate Obligations	44.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
FNMA	2.000%	03/01/52	2.6%
FNMA	3.000%	06/01/52	2.1%
FNMA	3.500%	12/01/52	1.5%
FNMA	2.500%	01/01/52	1.4%
U.S. Treasury Bonds	1.875%	02/15/41	1.3%
FNMA	2.500%	10/01/51	1.2%
U.S. Treasury Bonds	1.375%	11/15/40	1.2%
U.S. Treasury Bonds	1.375%	08/15/50	1.1%
U.S. Treasury Bonds	2.875%	05/15/49	1.1%
U.S. Treasury Bonds	1.125%	08/15/40	1.1%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-Sym-Fund (844-796-3863)

  https://panoramicfunds.com/us-systematic-fixed-income-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-Sym-Fund (844-796-3863) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

SPUBX-SAR-2025

The Symmetry Panoramic Trust

Symmetry Panoramic Municipal Fixed Income Fund

Class I Shares - SPMFX

Semi-Annual Shareholder Report: February 28, 2025

This semi-annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic Municipal Fixed Income Fund (the "Fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://panoramicfunds.com/municipal-fixed-income-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic Municipal Fixed Income Fund, Class I Shares	$20	0.41%

Key Fund Statistics as of February 28, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$36,135,602	9	$0	62%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Registered Investment Companies
99.4%
Short-Term Investment
0.6%

Value	Value
Short-Term Investment	0.6%
Registered Investment Companies	99.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
iShares National Muni Bond ETF	23.5%
Dimensional National Municipal Bond ETF	20.1%
DFA Short-Term Municipal Bond Portfolio, Cl I	14.0%
Schwab Municipal Bond ETF	11.1%
Vanguard Intermediate Tax-Exempt Bond ETF	10.1%
iShares Short-Term National Muni Bond ETF	10.0%
DFA Intermediate-Term Municipal Bond Portfolio, Cl I	9.9%
Vanguard Tax-Exempt Bond Index ETF	0.6%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-Sym-Fund (844-796-3863)

  https://panoramicfunds.com/municipal-fixed-income-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-Sym-Fund (844-796-3863) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

SPMFX-SAR-2025

The Symmetry Panoramic Trust

Symmetry Panoramic Global Systematic Fixed Income Fund

Class I Shares - SPGBX

Semi-Annual Shareholder Report: February 28, 2025

This semi-annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic Global Systematic Fixed Income Fund (the "Fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://panoramicfunds.com/global-systematic-fixed-income-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic Global Systematic Fixed Income Fund, Class I Shares	$28	0.57%

Key Fund Statistics as of February 28, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$272,025,308	362	$413,123	20%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Corporate Obligations
49.3%
Sovereign Debt
23.2%
U.S. Treasury Obligations
13.6%
Mortgage-Backed Securities
11.5%
Short-Term Investment
1.4%
Interest Rate Swaps
0.0%
Forwards
0.0%

Value	Value
Forwards	0.0%
Interest Rate Swaps	0.0%
Short-Term Investment	1.4%
Mortgage-Backed Securities	11.5%
U.S. Treasury Obligations	13.6%
Sovereign Debt	23.2%
Corporate Obligations	49.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bonds	1.750%	08/15/41	6.3%
U.S. Treasury Notes	2.625%	07/31/29	4.4%
French Republic Government Bond OAT	0.000%	05/25/32	3.7%
Japan Government Twenty Year Bond	0.500%	03/20/41	2.3%
U.S. Treasury Notes	1.375%	11/15/31	1.8%
United Kingdom Gilt	1.125%	01/31/39	1.7%
Spain Government Bond	0.800%	07/30/29	1.6%
FNMA	2.000%	03/01/52	1.1%
European Union	2.750%	10/05/26	1.1%
Kingdom of Belgium Government Bond	2.750%	04/22/39	1.0%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-Sym-Fund (844-796-3863)

  https://panoramicfunds.com/global-systematic-fixed-income-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-Sym-Fund (844-796-3863) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

SPGBX-SAR-2025

The Symmetry Panoramic Trust

Symmetry Panoramic Alternatives Fund

Class I Shares - SPATX

Semi-Annual Shareholder Report: February 28, 2025

This semi-annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic Alternatives Fund (the "Fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://panoramicfunds.com/alternatives-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic Alternatives Fund, Class I Shares	$25	0.50%

Key Fund Statistics as of February 28, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$7,156,930	5	$0	4%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Registered Investment Companies
94.6%
Short-Term Investments
5.0%

Value	Value
Short-Term Investments	5.0%
Registered Investment Companies	94.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AQR Diversified Arbitrage Fund, Cl R6	47.1%
AQR Managed Futures Strategy Fund, Cl R6	23.1%
AQR Style Premia Alternative Fund, Cl R6	19.5%
AQR Alternative Risk Premia Fund, Cl R6	4.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-Sym-Fund (844-796-3863)

  https://panoramicfunds.com/alternatives-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-Sym-Fund (844-796-3863) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

SPATX-SAR-2025

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

Symmetry Panoramic Trust

Semi-Annual Financials and Other Information

FEBRUARY 28, 2025

Symmetry Panoramic US Equity Fund (SPUSX)

Symmetry Panoramic International Equity Fund (SPILX)

Symmetry Panoramic Global Equity Fund (SPGEX)

Symmetry Panoramic Tax-Managed Global Equity Fund (SPGTX)

Symmetry Panoramic US Systematic Fixed Income Fund (SPUBX)

Symmetry Panoramic Municipal Fixed Income Fund (SPMFX)

Symmetry Panoramic Global Systematic Fixed Income Fund (SPGBX)

Symmetry Panoramic Alternatives Fund (SPATX)

SYMMETRY PANORAMIC TRUST
FEBRUARY 28, 2025

Table of Contents

Financial Statements (Form N-CSRS Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	111
Statements of Operations	115
Statements of Changes in Net Assets	119
Financial Highlights	127
Notes to Financial Statements	135
Other Information (Form N-CSRS Items 8-11) (Unaudited)	175

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 66.0%
	Shares	Value
BERMUDA — 0.0%
RenaissanceRe Holdings	287	$68,197

CHINA — 0.1%
NXP Semiconductors	1,990	429,024

IRELAND — 0.4%
Accenture, Cl A	4,937	1,720,544

MEXICO — 0.0%
Southern Copper	461	41,027

SOUTH KOREA — 0.0%
Coupang, Cl A *	811	19,221

SWITZERLAND — 0.1%
TE Connectivity	1,517	233,664

UNITED KINGDOM — 0.0%
Aptiv PLC *	1,406	91,559

UNITED STATES — 65.4%
COMMUNICATION SERVICES — 6.1%
Alphabet, Cl A	19,118	3,255,413
Alphabet, Cl C	15,466	2,663,555
AT&T	30,892	846,750
Charter Communications, Cl A *	1,237	449,736
Comcast, Cl A	20,717	743,326
Electronic Arts	938	121,115
Fox, Cl A	2,772	159,667
Fox, Cl B	2,648	143,177
GCI Liberty * (1)	1,489	—
Interpublic Group	1,735	47,539
Liberty Media -Liberty Formula One, Cl C *	1,373	132,398
Live Nation Entertainment *	1,042	149,381
Meta Platforms, Cl A	16,189	10,817,490
Netflix *	2,488	2,439,633
News, Cl A	2,994	85,688
News, Cl B	1,153	37,219

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
COMMUNICATION SERVICES — continued
Omnicom Group	1,637	$135,478
Pinterest, Cl A *	2,563	94,780
ROBLOX, Cl A *	653	41,557
Sirius XM Holdings	3,070	74,263
Snap, Cl A *	4,654	47,704
Spotify Technology *	140	85,121
Take-Two Interactive Software *	528	111,926
T-Mobile US	1,852	499,466
Trade Desk, Cl A *	607	42,684
Verizon Communications	28,525	1,229,428
Walt Disney	5,223	594,377
Warner Bros Discovery *	10,635	121,877
		25,170,748

CONSUMER DISCRETIONARY — 6.9%
Airbnb, Cl A *	497	69,018
Amazon.com *	27,883	5,919,003
AutoNation *	7,727	1,409,173
AutoZone *	177	618,263
Best Buy	2,150	193,306
Booking Holdings	82	411,313
Burlington Stores *	468	116,686
CarMax *	898	74,507
Carnival *	5,725	136,999
Carvana, Cl A *	499	116,317
Cava Group *	312	29,649
Chipotle Mexican Grill, Cl A *	6,100	329,217
Choice Hotels International	751	107,611
Churchill Downs	381	45,149
Darden Restaurants	1,101	220,706
Deckers Outdoor *	3,113	433,828
Dick's Sporting Goods	6,318	1,422,182
Domino's Pizza	199	97,452
DoorDash, Cl A *	921	182,763
DR Horton	5,425	687,944
DraftKings, Cl A *	1,540	67,544
eBay	3,214	208,074
Expedia Group *	868	171,829
Floor & Decor Holdings, Cl A *	270	26,090
Ford Motor	26,156	249,790

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER DISCRETIONARY — continued
Gap	11,651	$263,429
Garmin	1,308	299,440
General Motors	5,448	267,660
Genuine Parts	1,331	166,215
H&R Block	1,278	69,664
Hilton Worldwide Holdings	634	167,985
Home Depot	3,950	1,566,570
Hyatt Hotels, Cl A	425	59,904
Las Vegas Sands	3,090	138,154
Lennar, Cl A	3,383	404,708
Lennar, Cl B	300	34,710
LKQ	572	24,133
Lowe's	2,072	515,182
Lululemon Athletica *	595	217,538
Marriott International, Cl A	630	176,684
McDonald's	2,047	631,152
NIKE, Cl B	3,125	248,219
NVR *	26	188,385
Ollie's Bargain Outlet Holdings *	332	34,365
O'Reilly Automotive *	386	530,225
Penske Automotive Group	7,045	1,188,703
Pool	428	148,516
PulteGroup	8,445	872,200
Ralph Lauren, Cl A	798	216,370
Rivian Automotive, Cl A *	3,071	36,361
Ross Stores	2,120	297,478
Royal Caribbean Cruises	7,000	1,722,700
Service International	268	21,708
SharkNinja *	560	58,850
Starbucks	2,498	289,293
Tapestry	1,285	109,765
Tesla *	3,212	941,052
TJX	3,445	429,798
Toll Brothers	558	62,295
Tractor Supply	9,425	521,674
Ulta Beauty *	475	174,021
Williams-Sonoma	9,258	1,801,422
Yum! Brands	1,600	250,192
		28,491,133

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER STAPLES — 3.9%
Altria Group	5,769	$322,199
Archer-Daniels-Midland	3,138	148,114
BJ's Wholesale Club Holdings *	303	30,682
Brown-Forman, Cl A	359	11,858
Brown-Forman, Cl B	2,007	66,452
Campbell Soup	1,674	67,060
Casey's General Stores	1,107	458,530
Church & Dwight	879	97,745
Clorox	754	117,918
Coca-Cola	13,271	945,028
Colgate-Palmolive	3,023	275,607
Conagra Brands	2,688	68,652
Constellation Brands, Cl A	927	162,688
Costco Wholesale	1,314	1,377,874
Dollar General	1,776	131,744
Dollar Tree *	2,152	156,795
General Mills	4,001	242,541
Hershey	658	113,643
Hormel Foods	3,298	94,422
Kellanova	3,205	265,695
Kenvue	9,502	224,247
Keurig Dr Pepper	4,510	151,175
Kimberly-Clark	1,284	182,341
Kraft Heinz	5,219	160,275
Kroger	8,706	564,323
McCormick	1,084	89,529
Mondelez International, Cl A	3,423	219,859
Monster Beverage *	4,422	241,662
PepsiCo	5,834	895,344
Performance Food Group *	1,259	107,191
Philip Morris International	3,855	598,604
Procter & Gamble	7,899	1,373,162
Sprouts Farmers Market *	115	17,066
Sysco	4,239	320,214
Target	3,401	422,540
Tyson Foods, Cl A	374	22,941
US Foods Holding *	3,133	224,573
Walmart	55,078	5,431,242
WK Kellogg	1,077	21,346
		16,422,881

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
ENERGY — 2.7%
Baker Hughes, Cl A	6,926	$308,830
Cheniere Energy	1,935	442,264
Chevron	6,942	1,101,140
ConocoPhillips	8,441	836,925
Coterra Energy	4,350	117,406
Devon Energy	12,909	467,564
Diamondback Energy	5,506	875,234
EOG Resources	3,408	432,611
EQT	2,836	136,610
Exxon Mobil	23,405	2,605,679
Halliburton	8,943	235,827
Hess	2,439	363,265
Kinder Morgan	12,238	331,650
Marathon Petroleum	4,690	704,344
Occidental Petroleum	8,042	392,771
ONEOK	1,690	169,659
Phillips 66	1,718	222,807
Schlumberger	8,726	363,525
Targa Resources	2,215	446,810
Texas Pacific Land	103	147,079
Valero Energy	2,461	321,727
Williams	3,528	205,259
		11,228,986

FINANCIALS — 10.4%
Affirm Holdings, Cl A *	1,188	76,210
Aflac	5,373	588,182
Allstate	4,063	809,146
Ally Financial	818	30,348
American Express	2,555	768,953
American Financial Group	238	30,055
American International Group	3,061	253,879
Ameriprise Financial	3,182	1,709,689
Aon, Cl A	1,598	653,774
Apollo Global Management	1,166	174,049
Arch Capital Group	3,563	331,038
Ares Management, Cl A	635	108,547
Arthur J Gallagher	634	214,127
Assurant	1,374	285,641
Assured Guaranty	9,901	864,654

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
Bank of America	22,174	$1,022,221
Bank of New York Mellon	4,274	380,172
Bank OZK	3,480	167,075
Berkshire Hathaway, Cl B *	4,970	2,553,735
BlackRock Funding	299	292,356
Blackstone, Cl A	606	97,663
Block, Cl A *	2,074	135,432
Brown & Brown	1,634	193,694
Capital One Financial	1,081	216,795
Carlyle Group	3,728	185,804
Cboe Global Markets	619	130,485
Charles Schwab	4,190	333,231
Chubb	1,111	317,168
Cincinnati Financial	1,043	154,166
Citigroup	5,968	477,142
Citizens Financial Group	19,944	912,837
CME Group, Cl A	1,292	327,871
Coinbase Global, Cl A *	300	64,686
Corebridge Financial	5,662	196,358
Corpay *	765	280,793
Discover Financial Services	1,723	336,312
East West Bancorp	8,272	781,125
Equitable Holdings	2,314	127,316
Erie Indemnity, Cl A	132	56,505
Everest Group	277	97,842
FactSet Research Systems	217	100,198
Fidelity National Financial	6,086	392,730
Fidelity National Information Services	2,493	177,302
Fifth Third Bancorp	4,565	198,441
First American Financial	1,494	98,141
First Citizens BancShares, Cl A	258	528,399
First Hawaiian	17,537	471,921
Fiserv *	1,563	368,383
Global Payments	1,022	107,596
Goldman Sachs Group	875	544,504
Hartford Financial Services Group	5,317	628,895
Huntington Bancshares	10,403	171,337
Interactive Brokers Group, Cl A	186	38,018
Intercontinental Exchange	1,928	333,987
Jack Henry & Associates	664	115,264
Jefferies Financial Group	2,725	180,395

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
JPMorgan Chase	27,799	$7,357,005
KeyCorp	3,399	58,871
Kinsale Capital Group	96	41,458
KKR	1,501	203,521
Loews	1,638	141,965
LPL Financial Holdings	607	225,646
M&T Bank	956	183,284
Markel Group *	83	160,476
Marsh & McLennan	1,840	437,626
Mastercard, Cl A	2,918	1,681,673
MetLife	5,227	450,463
Moody's	645	325,041
Morgan Stanley	9,354	1,245,111
Morningstar	412	129,253
MSCI, Cl A	334	197,230
Nasdaq	6,501	538,153
Northern Trust	1,519	167,424
PayPal Holdings *	1,941	137,908
PNC Financial Services Group	1,429	274,254
Primerica	441	127,890
Principal Financial Group	1,341	119,403
Progressive	5,413	1,526,466
Prudential Financial	2,024	232,962
Raymond James Financial	1,436	222,106
Regions Financial	5,240	124,240
Reinsurance Group of America, Cl A	824	167,017
Robinhood Markets, Cl A *	3,221	161,372
S&P Global	645	344,262
SoFi Technologies *	2,971	42,990
State Street	2,265	224,756
Synchrony Financial	2,666	161,773
T Rowe Price Group	749	79,184
Toast, Cl A *	1,965	75,849
Tradeweb Markets, Cl A	569	77,026
Travelers	2,176	562,474
Truist Financial	1,659	76,895
Unum Group	418	34,397
US Bancorp	5,768	270,519
Visa, Cl A	5,387	1,953,919
Wells Fargo	9,638	754,848
Willis Towers Watson	785	266,625

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
WR Berkley	5,336	$336,595
Zions Bancorp	3,144	169,902
		43,262,419

HEALTH CARE — 5.7%
Abbott Laboratories	4,221	582,540
AbbVie	7,688	1,607,023
Agilent Technologies	1,872	239,466
Align Technology *	224	41,895
Alnylam Pharmaceuticals *	566	139,660
Amgen	2,151	662,637
Avantor *	2,707	45,207
Baxter International	2,757	95,144
Becton Dickinson	734	165,539
Biogen *	647	90,904
Bio-Techne	513	31,678
Boston Scientific *	3,033	314,795
Bristol-Myers Squibb	9,321	555,718
Cardinal Health	1,086	140,615
Cencora, Cl A	1,643	416,566
Centene *	3,226	187,624
Cigna Group	1,411	435,787
Cooper *	1,536	138,824
CVS Health	2,921	191,968
Danaher	2,058	427,570
DaVita *	207	30,611
DexCom *	882	77,942
Edwards Lifesciences *	1,683	120,536
Elevance Health	726	288,135
Eli Lilly	4,825	4,442,040
Fortrea Holdings *	905	12,534
GE HealthCare Technologies	2,198	191,995
Gilead Sciences	6,716	767,706
GRAIL *	51	1,967
HCA Healthcare	4,393	1,345,576
Hologic *	1,266	80,252
Humana	442	119,526
ICON *	103	19,572
IDEXX Laboratories *	780	340,946
Illumina *	307	27,243

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
HEALTH CARE — continued
Incyte *	1,174	$86,289
Insulet *	229	62,350
Intuitive Surgical *	359	205,761
IQVIA Holdings *	1,292	243,930
Johnson & Johnson	8,350	1,377,917
Labcorp Holdings	897	225,183
McKesson	739	473,152
Medtronic	2,286	210,358
Merck	6,788	626,193
Mettler-Toledo International *	106	134,908
Moderna *	1,867	57,802
Molina Healthcare *	347	104,489
Natera *	208	32,363
Neurocrine Biosciences *	634	75,268
Pfizer	10,029	265,066
Quest Diagnostics	2,786	481,699
Regeneron Pharmaceuticals	228	159,313
ResMed	934	218,108
Revvity	679	76,150
Royalty Pharma, Cl A	2,289	77,002
Sarepta Therapeutics *	356	38,003
Solventum *	436	34,771
STERIS	725	158,964
Stryker	778	300,456
Tenet Healthcare *	591	74,815
Thermo Fisher Scientific	866	458,079
United Therapeutics *	2,480	793,724
UnitedHealth Group	2,501	1,187,875
Universal Health Services, Cl B	704	123,376
Veeva Systems, Cl A *	247	55,363
Vertex Pharmaceuticals *	594	284,995
Viatris, Cl W	4,807	44,369
Waters *	379	143,012
West Pharmaceutical Services	357	82,945
Zimmer Biomet Holdings	629	65,617
Zoetis, Cl A	1,026	171,588
		23,588,994

INDUSTRIALS — 10.2%
3M	1,746	270,840

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
AECOM	2,872	$287,344
Air Lease, Cl A	1,766	84,627
Allegion	249	32,049
Allison Transmission Holdings	3,317	337,505
Amentum Holdings *	927	18,206
AMETEK	1,976	374,057
Automatic Data Processing	1,516	477,813
Axon Enterprise *	214	113,088
Boeing *	866	151,230
Booz Allen Hamilton Holding, Cl A	4,948	524,785
Broadridge Financial Solutions	1,887	455,182
Builders FirstSource *	10,598	1,473,016
Carlisle	1,107	377,221
Carrier Global	3,354	217,339
Caterpillar	1,816	624,613
CH Robinson Worldwide	448	45,526
Cintas	5,228	1,084,810
Clean Harbors *	367	78,373
CNH Industrial	8,630	111,154
Comfort Systems USA	168	61,039
Copart *	11,340	621,432
CSX	11,122	356,015
Cummins	1,258	463,170
Curtiss-Wright	177	56,934
Deere	1,092	525,023
Delta Air Lines	21,674	1,303,041
Dover	4,020	799,055
Eaton	5,848	1,715,335
EMCOR Group	302	123,491
Emerson Electric	1,298	157,850
Equifax	727	178,260
Esab	4,875	610,837
Expeditors International of Washington	1,221	143,297
Fastenal	10,740	813,340
FedEx	994	261,323
Ferguson Enterprises	1,515	268,913
Fortive	2,477	197,021
FTAI Aviation	245	31,534
GE Vernova	434	145,468
General Dynamics	678	171,263
General Electric	6,296	1,303,146

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
Graco	963	$83,848
HEICO	666	176,277
HEICO, Cl A	408	86,969
Honeywell International	2,699	574,590
Howmet Aerospace	8,692	1,187,327
Hubbell, Cl B	2,218	824,187
IDEX	511	99,303
Illinois Tool Works	1,102	290,906
Ingersoll Rand	6,969	590,832
ITT	3,419	482,900
Jacobs Solutions	3,618	463,502
JB Hunt Transport Services	1,496	241,140
Johnson Controls International	3,787	324,394
L3Harris Technologies	984	202,812
Leidos Holdings	764	99,297
Lennox International	211	126,822
Lincoln Electric Holdings	224	46,299
Lockheed Martin	1,167	525,582
Masco	749	56,310
Nordson	405	85,167
Norfolk Southern	870	213,803
Northrop Grumman	514	237,334
Old Dominion Freight Line	4,655	821,607
Otis Worldwide	2,336	233,086
Owens Corning	4,298	662,064
PACCAR	7,060	757,114
Parker-Hannifin	1,826	1,220,699
Paychex	1,441	218,556
Pentair	1,060	99,852
Quanta Services	6,306	1,637,227
Regal Beloit	493	63,794
Republic Services, Cl A	790	187,246
Rockwell Automation	1,009	289,734
Rollins	3,031	158,794
RTX	3,767	500,973
Ryder System	524	86,182
Saia *	128	52,408
Snap-on	1,532	522,672
Southwest Airlines	2,769	86,005
SS&C Technologies Holdings	1,837	163,585
Stanley Black & Decker	700	60,571

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
Tetra Tech	743	$21,688
Textron	1,438	107,462
Trane Technologies	5,538	1,958,791
TransDigm Group	148	202,346
TransUnion	863	79,767
Uber Technologies *	2,306	175,279
U-Haul Holding *	274	18,975
U-Haul Holding, Cl B	712	43,824
Union Pacific	2,078	512,622
United Airlines Holdings *	3,592	336,966
United Parcel Service, Cl B	2,539	302,217
United Rentals	3,404	2,186,457
Veralto	880	87,789
Verisk Analytics, Cl A	1,747	518,702
Vertiv Holdings, Cl A	8,360	795,621
Waste Management	1,190	277,008
Watsco	646	325,797
Westinghouse Air Brake Technologies	2,200	407,792
WW Grainger	956	976,277
XPO *	3,348	411,670
Xylem	1,566	204,974
		42,239,359

INFORMATION TECHNOLOGY — 16.4%
Adobe *	1,372	601,704
Advanced Micro Devices *	3,208	320,351
Akamai Technologies *	830	66,964
Amphenol, Cl A	2,808	187,013
Analog Devices	1,132	260,428
ANSYS *	498	165,959
Apple	49,907	12,069,509
Applied Materials	2,359	372,887
AppLovin, Cl A *	5,327	1,735,217
Arista Networks *	8,784	817,351
Aspen Technology *	407	107,957
Atlassian, Cl A *	71	20,182
Autodesk *	1,083	296,969
Bentley Systems, Cl B	1,009	44,295
Broadcom	7,674	1,530,426
Cadence Design Systems *	2,715	680,108

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
CDW	1,002	$178,556
Cisco Systems	13,325	854,266
Cloudflare, Cl A *	417	60,590
Cognizant Technology Solutions, Cl A	2,552	212,658
Coherent *	529	39,776
Corning	6,629	332,444
Crowdstrike Holdings, Cl A *	183	71,308
Datadog, Cl A *	214	24,942
Dell Technologies, Cl C	449	46,139
DocuSign, Cl A *	571	47,490
Dynatrace *	1,440	82,440
Entegris	1,102	111,544
F5 *	173	50,590
Fair Isaac *	607	1,145,014
First Solar *	662	90,151
Flex *	4,462	169,065
Fortinet *	6,551	707,574
Gartner *	456	227,234
Gen Digital	3,766	102,925
GLOBALFOUNDRIES *	236	9,150
GoDaddy, Cl A *	817	146,652
Guidewire Software *	380	76,502
Hewlett Packard Enterprise	8,859	175,497
HP	4,250	131,198
HubSpot *	117	84,707
Intel	9,141	216,916
International Business Machines	3,550	896,162
Intuit	556	341,295
Jabil	614	95,121
Juniper Networks	4,413	159,751
Keysight Technologies *	3,899	622,007
KLA	2,462	1,745,164
Kyndryl Holdings *	12,505	476,190
Lam Research	20,788	1,595,271
Manhattan Associates *	649	114,795
Marvell Technology	1,746	160,318
Microchip Technology	3,363	197,946
Micron Technology	3,139	293,905
Microsoft	31,986	12,698,122
MongoDB, Cl A *	114	30,487
Monolithic Power Systems	160	97,762

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Motorola Solutions	1,226	$539,710
NetApp	1,536	153,308
Nutanix, Cl A *	1,279	98,342
NVIDIA	123,754	15,459,350
Okta, Cl A *	884	79,993
ON Semiconductor *	2,481	116,731
Oracle	6,861	1,139,338
Palantir Technologies, Cl A *	2,157	183,172
Palo Alto Networks *	1,116	212,520
Pegasystems	1,717	134,802
PTC *	464	75,924
Pure Storage, Cl A *	1,082	56,773
QUALCOMM	5,384	846,203
Roper Technologies	386	225,617
Salesforce	1,927	573,957
Sandisk Corp *	647	30,328
Seagate Technology Holdings	948	96,611
ServiceNow *	215	199,898
Skyworks Solutions	918	61,194
Snowflake, Cl A *	606	107,323
Synopsys *	1,826	834,993
TD SYNNEX	3,576	491,664
Teledyne Technologies *	1,047	539,226
Teradyne	959	105,356
Texas Instruments	3,582	702,036
Trimble *	1,542	110,993
Twilio, Cl A *	471	56,487
Tyler Technologies *	159	96,740
VeriSign *	497	118,226
Western Digital *	1,942	95,022
Workday, Cl A *	187	49,245
Zebra Technologies, Cl A *	450	141,772
Zoom Video Communications, Cl A *	352	25,942
Zscaler *	223	43,759
		67,999,499

MATERIALS — 1.8%
Air Products & Chemicals	312	98,639
Amcor	11,449	115,864
AptarGroup	149	21,866

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
MATERIALS — continued
Avery Dennison	913	$171,617
Ball	1,366	71,974
CF Industries Holdings	1,420	115,048
Corteva	4,158	261,871
CRH	1,406	144,143
Dow	3,575	136,243
DuPont de Nemours	2,667	218,081
Eastman Chemical	330	32,290
Ecolab	205	55,147
Element Solutions	4,689	122,430
Freeport-McMoRan	5,731	211,531
Graphic Packaging Holding	5,617	149,862
International Flavors & Fragrances	275	22,498
International Paper	4,583	258,252
Linde	1,337	624,446
LyondellBasell Industries, Cl A	3,547	272,516
Martin Marietta Materials	357	172,481
Newmont	4,726	202,462
Nucor	4,473	614,903
Packaging Corp of America	1,699	362,040
PPG Industries	694	78,575
Reliance	2,911	865,033
RPM International	2,468	305,760
Sherwin-Williams	1,290	467,328
Smurfit WestRock	1,251	65,140
Steel Dynamics	6,300	850,941
Vulcan Materials	749	185,235
Westlake	563	63,225
		7,337,441

REAL ESTATE — 0.2%
CBRE Group, Cl A *	4,705	667,828
CoStar Group *	1,247	95,084
Millrose Properties *	763	17,442
Zillow Group, Cl C *	1,064	81,566
		861,920

UTILITIES — 1.1%
Alliant Energy	1,412	91,116
Ameren	1,029	104,505

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
UTILITIES — continued
American Electric Power	2,485	$263,534
American Water Works	552	75,055
Atmos Energy	848	129,006
CenterPoint Energy	4,401	151,306
CMS Energy	1,584	115,711
Consolidated Edison	1,713	173,904
Constellation Energy	829	207,702
Dominion Energy	1,856	105,087
DTE Energy	1,300	173,810
Duke Energy	2,189	257,186
Edison International	1,730	94,181
Entergy	2,710	236,610
Evergy	1,983	136,649
Eversource Energy	816	51,416
Exelon	4,665	206,193
FirstEnergy	3,669	142,247
NextEra Energy	3,582	251,349
NiSource	5,185	211,600
NRG Energy	2,250	237,847
PG&E	9,595	156,782
PPL	5,203	183,198
Public Service Enterprise Group	2,477	201,009
Sempra	1,587	113,582
Southern	3,107	278,978
Vistra	2,002	267,587
WEC Energy Group	904	96,448
Xcel Energy	1,327	95,677
		4,809,275

		271,412,655
Total Common Stock
(Cost $135,570,740)		274,015,891
REGISTERED INVESTMENT COMPANIES — 32.5%

EQUITY FUNDS — 32.5%
AQR Large Cap Defensive Style Fund, Cl R6 *	411,954	8,770,502
Avantis U.S. Small Capital Value ETF	95,513	8,868,382
DFA Real Estate Securities Portfolio, Cl I *	387,004	16,331,554
DFA US Small Cap Portfolio, Cl I *	160,537	7,700,983

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2025 (UNAUDITED)

REGISTERED INVESTMENT COMPANIES — continued
	Shares	Value
EQUITY FUNDS — continued
DFA US Targeted Value Portfolio, Cl I *	514,090	$17,391,665
Dimensional US Small Cap ETF	154,192	9,832,824
Dimensional US Targeted Value ETF	277,847	15,217,680
iShares MSCI USA Min Vol Factor ETF	209,868	19,847,217
iShares MSCI USA Momentum Factor ETF	55,020	12,018,019
Vanguard US Momentum Factor ETF	26,962	4,457,088
Vanguard US Quality Factor ETF	34,986	4,990,602
Vanguard US Value Factor ETF	77,457	9,243,718
Total Registered Investment Companies
(Cost $97,115,039)		134,670,234
RIGHTS — 0.0%
	Number of Rights
Abiomed* (1)	362	5,651

Total Rights
(Cost $–)		5,651
SHORT-TERM INVESTMENT — 1.4%
	Shares
DWS Government Money Market Series, Institutional Shares, 4.390% (A)
(Cost $5,893,676)	5,893,676	5,893,676

Total Investments — 99.9%
(Cost $238,579,455)		$414,585,452

A list of open futures contracts held by the Fund at February 28, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts
S&P 500 Index E-MINI	4	Mar-2025	$1,220,314	$1,192,650	$(27,664)

Percentages are based on Net Assets of $414,840,915.

*	Non-income producing security.
(1)	Level 3 security in accordance with fair value hierarchy.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2025 (UNAUDITED)

(A)	The rate reported is the 7-day effective yield as of February 28, 2025.

Cl — Class
ETF — Exchange-Traded Fund
Min. — Minimum
MSCI — Morgan Stanley Capital International
S&P— Standard & Poor's
Vol — Volatility

The following is a summary of the level of inputs used as of February 28, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3#		Total
Common Stock	$274,015,891	$–	$–	(1)	$274,015,891
Registered Investment Companies	134,670,234	–	–		134,670,234
Rights	–	–	5,651		5,651
Short-Term Investment	5,893,676	–	–		5,893,676
Total Investments in Securities	$414,579,801	$–	$5,651		$414,585,452

Other Financial Instruments	Level 1	Level 2	Level 3		Total
Future Contracts^
Unrealized Depreciation	$(27,664)	$–	$–		$(27,664)
Total Other Financial Instruments	$(27,664)	$–	$–		$(27,664)

# A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

(1) Includes security valued at zero.

^ Futures contracts are valued at the unrealized depreciation on the instrument.

Amounts designated as “—” are $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 65.7%
	Shares	Value
EQUITY FUNDS — 65.7%
AQR International Defensive Style Fund, Cl R6	477,013	$7,050,253
Avantis Emerging Markets Equity ETF	185,894	11,016,079
Avantis International Equity ETF	54,104	3,549,222
Avantis International Small Cap Value ETF	76,217	5,143,123
DFA Emerging Markets Portfolio, Cl I	517,881	15,034,092
DFA Emerging Markets Small Cap Portfolio, Cl I	409,691	9,295,882
DFA Emerging Markets Targeted Value Portfolio, Cl I	188,596	2,057,582
DFA International High Relative Profitability Portfolio, Cl I	841,056	11,219,682
DFA International Real Estate Securities, Cl I	1,645,714	5,529,597
DFA International Small Cap Growth Portfolio, Cl I	87,756	1,340,042
DFA International Small Cap Value Portfolio, Cl I	481,234	11,251,244
DFA International Value Portfolio, Cl I	532,319	11,971,847
DFA Large Cap International Portfolio, Cl I	751,299	21,532,235
Dimensional Emerging Markets High Profitability	225,049	5,612,722
iShares MSCI EAFE Min Vol Factor ETF	98,625	7,453,091
iShares MSCI Emerging Markets Min Vol Factor ETF	142,766	8,201,907
Schwab International Small-Cap Equity ETF	47,868	1,705,058
Total Registered Investment Companies
(Cost $107,451,229)		138,963,658
COMMON STOCK — 30.9%

AUSTRALIA — 0.3%
BlueScope Steel	2,357	35,610
Fortescue	30,993	318,042
REA Group	1,089	162,767
Wesfarmers	1,889	87,606
		604,025

AUSTRIA — 0.1%
Erste Group Bank	2,598	174,509

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
BELGIUM — 0.0%
UCB	472	$89,189

BRAZIL — 0.2%
Banco do Brasil	27,300	126,353
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	10,614	170,992
WEG	8,000	65,941
Wheaton Precious Metals	1,709	117,997
		481,283

CANADA — 2.3%
Canadian Natural Resources	28,598	807,484
Canadian Pacific Kansas City	3,830	298,326
Cenovus Energy	32,912	455,206
Constellation Software	28	96,516
Dollarama	865	90,180
Fairfax Financial Holdings	121	173,965
George Weston	887	141,883
Hydro One	1,413	45,259
Imperial Oil	9,043	613,118
Intact Financial	1,902	374,747
National Bank of Canada	6,172	513,683
RB Global	1,530	156,495
Royal Bank of Canada	6,482	766,056
Sun Life Financial	402	22,357
Teck Resources, Cl B	1,591	64,025
WSP Global	1,891	337,276
		4,956,576

CHILE — 0.1%
Antofagasta	7,299	160,873

CHINA — 5.3%
AAC Technologies Holdings	35,000	203,069
Agricultural Bank of China, Cl A	35,800	25,251
Agricultural Bank of China, Cl H	1,071,000	638,459
Airtac International Group	1,046	30,324
Akeso *	2,000	18,868
Alibaba Group Holding	27,300	451,397
Anhui Conch Cement, Cl A	4,300	13,753

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
Autohome ADR	3,167	$91,020
Bank of Beijing, Cl A	21,900	17,578
Bank of China, Cl A	28,000	20,782
Bank of China, Cl H	636,000	361,360
Bank of Communications, Cl A	24,800	24,583
Bank of Communications, Cl H	111,000	94,172
Bank of Ningbo, Cl A	6,868	22,951
Bank of Shanghai, Cl A	15,700	20,200
Baoshan Iron & Steel, Cl A	31,100	30,268
BOE Technology Group, Cl A	78,900	46,798
BYD, Cl A	1,000	49,959
BYD, Cl H	2,500	119,802
BYD Electronic International	24,000	155,432
China CITIC Bank, Cl H	384,000	282,894
China Coal Energy, Cl H	72,000	74,483
China Construction Bank, Cl H	780,000	661,728
China Everbright Bank, Cl A	28,900	14,951
China Feihe	80,000	57,771
China Galaxy Securities, Cl H	82,000	83,040
China Hongqiao Group	140,000	225,103
China Merchants Bank, Cl A	7,100	41,107
China Merchants Bank, Cl H	73,500	431,464
China Merchants Securities, Cl A	9,300	23,165
China Merchants Shekou Industrial Zone Holdings, Cl A	8,400	11,347
China Pacific Insurance Group, Cl A	4,500	19,151
China Pacific Insurance Group, Cl H	86,600	256,918
China Petroleum & Chemical, Cl A	33,400	26,569
China Resources Power Holdings	16,000	37,004
China Shenhua Energy, Cl H	116,000	442,572
China Taiping Insurance Holdings	174,800	257,863
China Tourism Group Duty Free, Cl A	1,900	16,018
China Vanke, Cl A *	8,300	8,857
CITIC Securities, Cl A	7,150	26,945
COSCO SHIPPING Holdings, Cl H	118,700	174,641
Foshan Haitian Flavouring & Food, Cl A	3,912	22,188
Geely Automobile Holdings	53,000	119,836
Great Wall Motor, Cl H	82,500	137,045
Guotai Junan Securities, Cl A	17,100	40,834
Haier Smart Home, Cl A	38,142	126,030
Haitong Securities, Cl A	21,000	30,016
Hansoh Pharmaceutical Group	12,000	27,824

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
Hisense Home Appliances Group, Cl H	15,000	$50,855
Huatai Securities, Cl A	7,500	18,063
Huatai Securities, Cl H	49,600	83,394
Huaxia Bank, Cl A	8,800	8,734
Industrial & Commercial Bank of China, Cl A	10,600	10,009
Industrial & Commercial Bank of China, Cl H	413,000	292,475
Industrial Bank, Cl A	7,500	21,437
Inner Mongolia Yili Industrial Group, Cl A	7,400	28,821
JD Logistics *	46,100	82,618
JD.com, Cl A	18,750	392,083
Jiangsu Hengrui Pharmaceuticals, Cl A	5,204	32,907
Kingsoft	6,800	35,197
Kunlun Energy	54,000	53,946
Kweichow Moutai, Cl A	300	62,068
Lenovo Group	10,000	14,992
Luxshare Precision Industry, Cl A	5,769	34,475
Luzhou Laojiao, Cl A	900	15,689
Meituan, Cl B *	18,300	382,086
Midea Group, Cl A	2,800	28,178
NARI Technology, Cl A	8,668	27,974
New China Life Insurance, Cl A	2,800	18,597
New China Life Insurance, Cl H	52,900	179,009
People's Insurance Group of China, Cl H	305,000	150,519
PetroChina, Cl A	19,100	20,683
PetroChina, Cl H	780,000	583,505
PICC Property & Casualty, Cl H	222,000	363,744
Ping An Bank, Cl A	9,600	15,233
Ping An Insurance Group of China, Cl A	3,500	24,325
Poly Developments and Holdings Group, Cl A	8,700	10,423
Pop Mart International Group	20,200	271,546
Postal Savings Bank of China, Cl H	95,000	60,346
SAIC Motor, Cl A	6,200	14,052
Sany Heavy Industry, Cl A	12,800	32,075
Shanghai Pudong Development Bank, Cl A	11,600	16,244
Shenwan Hongyuan Group, Cl A	28,000	19,684
Sinotruk Hong Kong	90,500	240,863
Tencent Holdings	3,700	227,722
Tencent Music Entertainment Group ADR	6,187	75,419
Trip.com Group *	1,200	67,866
Xiaomi, Cl B *	114,600	767,192

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
Yangzijiang Shipbuilding Holdings	18,300	$32,310
Yankuang Energy Group, Cl H	120,900	126,034
ZTE, Cl H	1,800	6,820
		11,113,602

DENMARK — 0.8%
Danske Bank	7,431	249,929
DSV Panalpina	419	84,216
Novo Nordisk, Cl B	5,175	469,458
Pandora	4,163	735,183
ROCKWOOL International, Cl B	204	80,629
		1,619,415

FRANCE — 0.7%
Air Liquide	1,282	235,249
Capgemini	162	25,157
Dassault Systemes	1,619	64,201
EssilorLuxottica	851	254,814
Hermes International SCA	135	385,350
L'Oreal	162	59,562
LVMH Moet Hennessy Louis Vuitton	119	85,985
Safran	678	177,525
Sodexo	1,508	115,839
		1,403,682

GERMANY — 1.8%
Brenntag	762	50,388
Commerzbank	7,098	152,576
Deutsche Boerse	408	106,416
Deutsche Telekom	16,786	605,765
Hannover Rueck	1,224	325,486
Heidelberg Materials	652	98,048
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	2,081	1,179,407
Rheinmetall	237	250,300
Siemens	4,123	945,935
Siemens Energy *	2,099	120,707
		3,835,028

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
HONG KONG — 0.0%
Techtronic Industries	4,000	$55,979

INDONESIA — 0.2%
Adaro Energy Indonesia	1,498,700	187,783
Bank Mandiri Persero	162,400	45,469
Sumber Alfaria Trijaya	867,100	115,055
		348,307

ITALY — 2.0%
BPER Banca SPA	2,340	17,874
Ferrari	455	211,379
Intesa Sanpaolo	375,784	1,851,852
Leonardo	12,970	523,102
Prysmian	4,988	296,749
UniCredit	18,597	981,020
Unipol Gruppo	17,174	256,525
		4,138,501

JAPAN — 4.9%
Advantest	7,200	403,466
Ajinomoto	6,000	240,354
Chiba Bank	2,200	19,969
Chugai Pharmaceutical	3,300	165,766
Daiichi Sankyo	5,700	131,218
Disco	400	101,522
Fuji Electric	600	26,756
FUJIFILM Holdings	11,100	225,909
Fujitsu	18,000	347,218
Hitachi	15,500	393,950
Hoya	3,600	422,672
Isuzu Motors	2,800	37,071
ITOCHU	12,100	534,727
Japan Tobacco	28,300	706,579
Konami Group	2,500	305,256
Marubeni	14,600	229,892
Mitsubishi HC Capital	28,800	194,699
Mitsubishi Heavy Industries	5,000	67,142
Mitsubishi UFJ Financial Group	19,500	248,598
Mitsui	12,000	224,869
Mizuho Financial Group	35,300	991,945

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
MonotaRO	4,200	$70,556
Nippon Sanso Holdings	2,500	76,428
Nippon Steel	5,500	122,093
Nippon Yusen	22,000	773,302
Nitto Denko	900	17,732
Nomura Research Institute	3,300	108,427
Obayashi	17,900	242,508
Oracle Japan	1,500	142,998
ORIX	15,600	323,966
Renesas Electronics	5,900	98,509
Resona Holdings	30,600	239,423
Sekisui House	1,400	31,654
Shin-Etsu Chemical	2,500	75,376
Sompo Holdings	3,300	98,248
Sony	4,900	122,580
Sumitomo Electric Industries	1,900	33,489
Sumitomo Mitsui Financial Group	16,300	414,953
Sumitomo Mitsui Trust Holdings	1,000	25,648
TDK	16,500	176,574
Tokio Marine Holdings	16,800	598,269
Tokyo Gas	11,500	362,420
ZOZO	2,800	87,574
		10,262,305

MALAYSIA — 0.0%
Telekom Malaysia	63,100	96,703

MEXICO — 0.6%
America Movil ADR	3,259	46,376
Arca Continental	14,900	154,096
Coca-Cola Femsa ADR	1,424	126,935
Grupo Aeroportuario del Sureste ADR	334	90,454
Grupo Bimbo, Ser A	5,900	15,883
Grupo Carso	24,400	141,694
Grupo Financiero Inbursa, Cl O *	40,800	94,189
Grupo Mexico	24,500	115,265
Promotora y Operadora de Infraestructura	7,800	77,844
Southern Copper	4,292	381,697
		1,244,433

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
NETHERLANDS — 0.8%
ASML Holding	831	$591,069
Euronext	2,584	326,452
NN Group	9,903	502,131
Wolters Kluwer	1,621	249,291
		1,668,943

NORWAY — 0.4%
Kongsberg Gruppen	2,543	309,366
Orkla	1,941	18,766
Telenor	32,847	425,064
		753,196

PHILIPPINES — 0.0%
International Container Terminal Services	1,570	9,464

POLAND — 0.1%
Bank Polska Kasa Opieki	1,756	74,267
Dino Polska *	283	34,769
LPP	9	40,660
Powszechna Kasa Oszczednosci Bank Polski	5,789	99,012
		248,708

ROMANIA — 0.0%
NEPI Rockcastle	5,267	37,863

RUSSIA — 0.0%
Evraz * (1)	29,556	—

SINGAPORE — 0.2%
Oversea-Chinese Banking	38,200	487,759

SOUTH AFRICA — 0.1%
Aspen Pharmacare Holdings	1,529	13,360
FirstRand	6,672	25,049
Harmony Gold Mining ADR	19,012	189,170
Shoprite Holdings	2,080	30,269

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
SOUTH AFRICA — continued
Sibanye Stillwater *	68,981	$53,083
		310,931

SOUTH KOREA — 1.2%
Alteogen *	449	119,668
Coway	420	23,255
DB Insurance	1,519	95,174
Hana Financial Group	2,771	113,003
Hanmi Semiconductor	1,019	66,626
Hanwha Aerospace	532	217,122
HD Hyundai	1,770	88,416
HD Hyundai Electric	466	105,422
HD Hyundai Heavy Industries	378	76,446
HD Korea Shipbuilding & Offshore Engineering	298	43,581
Hyundai Glovis	985	87,882
KB Financial Group	4,476	240,132
Kia	5,045	322,623
Korea Investment Holdings	195	10,660
Korea Zinc	203	102,909
Krafton *	560	131,757
LG Innotek *	257	28,723
LS Electric	555	92,698
Meritz Financial Group	2,356	195,321
NH Investment & Securities	14,968	152,547
Samsung E&A	1,742	19,567
Samsung Fire & Marine Insurance	303	79,335
SK Hynix	128	16,987
SK Square *	1,961	122,086
		2,551,940

SPAIN — 1.1%
Banco Bilbao Vizcaya Argentaria	35,047	464,587
Banco Santander	122,982	789,445
CaixaBank	110,550	762,943
Iberdrola	23,846	344,327
		2,361,302

SWEDEN — 0.9%
Alfa Laval	4,917	212,501

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
SWEDEN — continued
Atlas Copco, Cl A	32,712	$558,552
Investor, Cl B	11,172	332,646
Skandinaviska Enskilda Banken, Cl A	15,724	252,690
Tele2, Cl B	28,241	334,891
Telia	94,124	305,621
		1,996,901

SWITZERLAND — 0.6%
Chocoladefabriken Lindt & Spruengli	5	63,276
Kuehne + Nagel International	759	175,101
Partners Group Holding	42	62,192
Sika	198	50,482
Sonova Holding	199	64,046
Swiss Life Holding	127	111,083
Swiss Prime Site	199	22,948
Zurich Insurance Group	1,088	718,830
		1,267,958

TAIWAN — 3.2%
Accton Technology	15,000	300,246
Acer	39,000	46,016
Advantech	5,387	65,942
ASE Technology Holding	33,000	166,774
Asia Cement	58,000	73,399
Chailease Holding	7,921	30,065
Compal Electronics	18,000	21,041
CTBC Financial Holding	75,000	92,672
Delta Electronics	8,000	96,056
E.Sun Financial Holding	276,841	244,222
Evergreen Marine Taiwan	14,600	94,795
Fubon Financial Holding	66,195	184,400
Hon Hai Precision Industry	81,000	419,378
International Games System	2,000	58,972
Inventec	15,000	20,752
Lite-On Technology	70,000	224,233
MediaTek	12,000	536,750
Mega Financial Holding	57,465	69,123
Micro-Star International	29,000	161,242
Novatek Microelectronics	25,000	409,250
PharmaEssentia *	1,000	19,149
Quanta Computer	4,000	29,644

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
TAIWAN — continued
Realtek Semiconductor	21,000	$346,485
SinoPac Financial Holdings	56,347	38,785
Synnex Technology International	54,000	114,670
Taishin Financial Holding	216,533	114,264
Taiwan Cooperative Financial Holding	159,996	119,144
Taiwan Semiconductor Manufacturing	57,000	1,738,558
United Microelectronics	310,000	407,362
Wan Hai Lines	16,000	40,381
Wiwynn	2,000	116,892
Yang Ming Marine Transport	15,000	32,911
Yuanta Financial Holding	189,640	210,247
Zhen Ding Technology Holding	36,000	126,549
		6,770,369

THAILAND — 0.1%
Advanced Info Service NVDR	20,700	167,372
Delta Electronics Thailand NVDR	4,700	10,730
PTT Exploration & Production NVDR	4,900	15,659
		193,761

TÜRKIYE — 0.5%
Akbank	46,343	85,816
Ford Otomotiv Sanayi	3,306	80,138
Haci Omer Sabanci Holding	142,793	380,203
Turk Hava Yollari AO *	3,202	27,147
Turkcell Iletisim Hizmetleri	62,684	173,891
Turkiye Is Bankasi, Cl C	558,779	233,066
		980,261

UNITED KINGDOM — 1.6%
Ashtead Group	6,149	374,712
AstraZeneca	170	25,721
Auto Trader Group	3,155	30,968
BAE Systems	17,152	306,703
British American Tobacco	7,796	302,606
HSBC Holdings	2,844	33,728
Imperial Brands	26,568	934,894
Legal & General Group	74,166	229,658
Next	430	54,529
Pearson	38,479	662,208

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM — continued
Rolls-Royce Holdings *	39,847	$376,170
SSE	1,149	22,150
Tesco	18,090	86,742
		3,440,789

UNITED STATES — 0.8%
CONSUMER STAPLES — 0.0%
JBS	15,200	79,593

ENERGY — 0.2%
Shell	4,894	163,534
Tenaris	11,856	224,177
		387,711

INDUSTRIALS — 0.6%
Experian	5,803	276,437
Schneider Electric	4,005	983,971
		1,260,408

		1,727,712
Total Common Stock
(Cost $38,021,313)		65,392,267
PREFERRED STOCK — 0.1%

BRAZIL — 0.1%
Cia Energetica de Minas Gerais(2)	9,294	17,506
Petroleo Brasileiro(2)	8,300	50,835

Total Preferred Stock
(Cost $49,122)		68,341
WARRANTS — 0.0%
	Number of Warrants
Constellation Software, Expires 08/22/28(1)	28	—

Total Warrants
(Cost $–)		—

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2025 (UNAUDITED)

SHORT-TERM INVESTMENT — 3.0%
	Shares	Value
DWS Government Money Market Series, Institutional Shares, 4.390% (A)
(Cost $6,360,983)	6,360,983	$6,360,983

Total Investments — 99.7%
(Cost $151,882,647)		$210,785,249

A list of open futures contracts held by the Fund at February 28, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts
IFSC Nifty50 Index	111	Mar-2025	$5,040,078	$4,943,940	$(96,138)

Percentages are based on Net Assets of $211,500,032.

*	Non-income producing security.
(1)	Level 3 security in accordance with fair value hierarchy.
(2)	No Interest Rate Available.
(A)	The rate reported is the 7-day effective yield as of February 28, 2025.

ADR — American Depositary Receipt
Cl — Class
EAFE — Europe, Australasia and Far East
ETF — Exchange-Traded Fund
IFSC— International Financial Service Centre
Min. — Minimum
MSCI — Morgan Stanley Capital International
NVDR — Non-Voting Depositary Receipt
Ser — Series
Vol — Volatility

The following is a summary of the level of inputs used as of February 28, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3#	Total
Registered Investment Companies	$138,963,658	$–	$–	$138,963,658
Common Stock
Australia	–	604,025	–	604,025
Austria	–	174,509	–	174,509
Belgium	–	89,189	–	89,189

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2025 (UNAUDITED)

Investments in Securities	Level 1	Level 2	Level 3#		Total
Brazil	$481,283	$–	$–		$481,283
Canada	4,956,576	–	–		4,956,576
Chile	–	160,873	–		160,873
China	196,455	10,917,147	–		11,113,602
Denmark	–	1,619,415	–		1,619,415
France	115,839	1,287,843	–		1,403,682
Germany	–	3,835,028	–		3,835,028
Hong Kong	–	55,979	–		55,979
Indonesia	115,055	233,252	–		348,307
Italy	211,379	3,927,122	–		4,138,501
Japan	–	10,262,305	–		10,262,305
Malaysia	–	96,703	–		96,703
Mexico	1,244,433	–	–		1,244,433
Netherlands	–	1,668,943	–		1,668,943
Norway	–	753,196	–		753,196
Philippines	–	9,464	–		9,464
Poland	–	248,708	–		248,708
Romania	37,863	–	–		37,863
Russia	–	–	–	(1)	–	(1)
Singapore	–	487,759	–		487,759
South Africa	189,169	121,762	–		310,931
South Korea	–	2,551,940	–		2,551,940
Spain	–	2,361,302	–		2,361,302
Sweden	–	1,996,901	–		1,996,901
Switzerland	–	1,267,958	–		1,267,958
Taiwan	–	6,770,369	–		6,770,369
Thailand	–	193,761	–		193,761
Türkiye	–	980,261	–		980,261
United Kingdom	–	3,440,789	–		3,440,789
United States	79,593	1,648,119	–		1,727,712
Total Common Stock	7,627,645	57,764,622	–	(1)	65,392,267
Preferred Stock
Brazil	68,341	–	–		68,341
Warrants	–	–	–	(1)	–	(1)
Short-Term Investment	6,360,983	–	–		6,360,983
Total Investments in Securities	$153,020,627	$57,764,622	$–	(1)	$210,785,249

Other Financial Instruments	Level 1	Level 2	Level 3		Total
Future Contracts^
Unrealized Depreciation	$(96,138)	$–	$–		$(96,138)
Total Other Financial Instruments	$(96,138)	$–	$–		$(96,138)

# A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

(1) Includes securities valued at zero.

^ Futures contracts are valued at the unrealized depreciation on the instrument.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2025 (UNAUDITED)

Amounts designated as “—” are $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 52.3%
	Shares	Value
AUSTRALIA — 0.1%
BlueScope Steel	1,841	$27,814
Fortescue	24,313	249,494
REA Group	734	109,707
Suncorp Group	2,069	25,996
Wesfarmers	1,077	49,948
		462,959

AUSTRIA — 0.0%
Erste Group Bank	2,210	148,447

BRAZIL — 0.1%
Banco do Brasil	29,900	138,387
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	6,800	109,698
Wheaton Precious Metals	1,224	84,511
		332,596

CANADA — 0.9%
Canadian Natural Resources	20,988	592,611
Canadian Pacific Kansas City	3,055	237,959
Cenovus Energy	25,153	347,891
CGI, Cl A	253	26,226
Constellation Software	22	75,834
Dollarama	718	74,855
Fairfax Financial Holdings	12	17,253
George Weston	512	81,899
Hydro One	1,426	45,675
Imperial Oil	6,944	470,805
Intact Financial	1,593	313,865
National Bank of Canada	4,302	358,046
RB Global	1,078	110,263
Royal Bank of Canada	1,750	206,819
Sun Life Financial	315	17,518
Teck Resources, Cl B	2,215	89,136
WSP Global	1,366	243,638
		3,310,293

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
CHILE — 0.0%
Antofagasta	5,161	$113,751

CHINA — 2.0%
AAC Technologies Holdings	29,000	168,257
Agricultural Bank of China, Cl A	32,600	22,994
Agricultural Bank of China, Cl H	831,000	495,387
Airtac International Group	1,046	30,324
Alibaba Group Holding	22,100	365,417
Anhui Conch Cement, Cl A	3,288	10,517
Autohome ADR	2,360	67,826
Bank of Beijing, Cl A	15,300	12,281
Bank of China, Cl A	24,900	18,481
Bank of China, Cl H	137,000	77,840
Bank of Communications, Cl A	16,500	16,356
Bank of Communications, Cl H	177,000	150,167
Bank of Ningbo, Cl A	4,440	14,837
Bank of Shanghai, Cl A	12,297	15,822
Baoshan Iron & Steel, Cl A	25,300	24,623
BOE Technology Group, Cl A	66,900	39,680
BYD, Cl A	600	29,975
BYD, Cl H	1,000	47,921
BYD Electronic International	22,000	142,479
China CITIC Bank, Cl H	280,000	206,277
China Coal Energy, Cl H	84,000	86,897
China Communications Services, Cl H	22,000	13,500
China Construction Bank, Cl H	525,000	445,394
China Everbright Bank, Cl A	26,600	13,762
China Galaxy Securities, Cl H	66,500	67,343
China Hongqiao Group	105,500	169,631
China Life Insurance, Cl H	7,000	13,492
China Merchants Bank, Cl A	5,000	28,949
China Merchants Bank, Cl H	43,000	252,421
China Merchants Securities, Cl A	5,500	13,700
China Merchants Shekou Industrial Zone Holdings, Cl A	6,200	8,375
China Pacific Insurance Group, Cl A	2,800	11,916
China Pacific Insurance Group, Cl H	39,600	117,482
China Petroleum & Chemical, Cl A	21,100	16,784
China Resources Power Holdings	12,000	27,753
China Shenhua Energy, Cl H	100,500	383,435
China Taiping Insurance Holdings	144,200	212,722
China Tourism Group Duty Free, Cl A	1,400	11,802

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
COSCO SHIPPING Holdings, Cl H	96,250	$141,611
Foshan Haitian Flavouring & Food, Cl A	3,088	17,515
Geely Automobile Holdings	41,000	92,703
Great Wall Motor, Cl H	60,500	100,500
Guotai Junan Securities, Cl A	7,677	18,332
Haier Smart Home, Cl A	6,741	24,374
Haitong Securities, Cl A	11,400	16,294
Hansoh Pharmaceutical Group	14,000	32,461
Hisense Home Appliances Group, Cl H	12,000	40,684
Huatai Securities, Cl A	7,100	17,100
Huatai Securities, Cl H	39,600	66,581
Huaxia Bank, Cl A	6,500	6,451
Industrial & Commercial Bank of China, Cl A	13,200	12,464
Industrial & Commercial Bank of China, Cl H	418,000	296,016
Industrial Bank, Cl A	5,400	15,435
Inner Mongolia Yili Industrial Group, Cl A	4,100	15,968
JD Logistics *	31,700	56,811
JD.com, Cl A	12,400	259,298
Jiangsu Hengrui Pharmaceuticals, Cl A	3,720	23,523
Jiangsu Yanghe Distillery, Cl A	900	9,580
Kingsoft	8,000	41,408
Kweichow Moutai, Cl A	200	41,378
Lenovo Group	20,000	29,983
Luxshare Precision Industry, Cl A	4,415	26,384
Luzhou Laojiao, Cl A	700	12,203
Meituan, Cl B *	10,700	223,406
Midea Group, Cl A	2,100	21,133
NARI Technology, Cl A	6,583	21,245
New China Life Insurance, Cl A	2,000	13,283
New China Life Insurance, Cl H	40,700	137,726
NXP Semiconductors	1,074	231,544
People's Insurance Group of China, Cl H	104,000	51,324
PetroChina, Cl A	9,700	10,504
PetroChina, Cl H	602,000	450,346
PICC Property & Casualty, Cl H	168,000	275,266
Ping An Bank, Cl A	7,000	11,108
Ping An Insurance Group of China, Cl A	1,200	8,340
Poly Developments and Holdings Group, Cl A	6,900	8,267
Pop Mart International Group	15,000	201,643
SAIC Motor, Cl A	4,600	10,426

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
Sany Heavy Industry, Cl A	9,500	$23,805
Shanghai Pudong Development Bank, Cl A	10,000	14,003
Shenwan Hongyuan Group, Cl A	19,800	13,920
Sinotruk Hong Kong	55,000	146,381
Tencent Holdings	900	55,392
Tencent Music Entertainment Group ADR	5,454	66,484
Trip.com Group *	750	42,416
Wuliangye Yibin, Cl A	800	14,504
Xiaomi, Cl B *	83,200	556,984
Yankuang Energy Group, Cl H	35,300	36,799
Yonghui Superstores, Cl A *	9,900	7,308
		7,921,433

DENMARK — 0.3%
Danske Bank	7,177	241,386
DSV Panalpina	413	83,010
Novo Nordisk, Cl B	3,012	273,238
Pandora	2,331	411,653
ROCKWOOL International, Cl B	119	47,034
		1,056,321

FINLAND — 0.0%
Wartsila Abp	1,330	25,311

FRANCE — 0.3%
Air Liquide	893	163,867
Dassault Systemes	1,220	48,379
EssilorLuxottica	578	173,070
Hermes International SCA	98	279,736
L'Oreal	36	13,236
LVMH Moet Hennessy Louis Vuitton	89	64,308
Safran	787	206,065
Sodexo	1,285	98,709
		1,047,370

GERMANY — 0.8%
Brenntag	937	61,959
Commerzbank	10,794	232,023
Deutsche Boerse	247	64,424
Deutsche Telekom	16,163	583,282

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
GERMANY — continued
Hannover Rueck	1,226	$326,018
Heidelberg Materials	176	26,467
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	1,286	728,841
Rheinmetall	227	239,739
RWE	433	13,610
SAP	228	63,271
Siemens	2,342	537,322
Siemens Energy *	582	33,469
		2,910,425

HONG KONG — 0.0%
Techtronic Industries	2,500	34,987

INDONESIA — 0.1%
Adaro Energy Indonesia	1,134,000	142,087
Bank Mandiri Persero	222,200	62,212
Sumber Alfaria Trijaya	220,200	29,218
		233,517

IRELAND — 0.2%
Accenture, Cl A	2,420	843,370

ITALY — 0.7%
Ferrari	239	111,032
Intesa Sanpaolo	227,211	1,119,689
Leonardo	11,312	456,232
Prysmian	4,171	248,143
UniCredit	18,029	951,058
		2,886,154

JAPAN — 1.9%
Advantest	5,200	291,392
Ajinomoto	4,800	192,283
Chiba Bank	9,000	81,690
Chugai Pharmaceutical	2,100	105,487
Daiichi Sankyo	4,500	103,593
Disco	300	76,142
Fuji Electric	400	17,837

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
FUJIFILM Holdings	5,100	$103,796
Fujitsu	14,000	270,058
Hitachi	7,000	177,913
Hoya	2,700	317,004
ITOCHU	9,400	415,408
Japan Post Holdings	13,200	140,888
Japan Tobacco	21,300	531,807
Konami Group	1,900	231,995
Marubeni	12,500	196,825
Mitsubishi HC Capital	35,300	238,642
Mitsubishi UFJ Financial Group	15,200	193,779
Mitsui	14,200	266,095
Mitsui OSK Lines	1,600	59,146
Mizuho Financial Group	35,600	1,000,375
MonotaRO	600	10,079
Nippon Sanso Holdings	1,800	55,028
Nippon Steel	4,900	108,774
Nippon Yusen	19,700	692,457
Nitto Denko	3,000	59,106
Nomura Research Institute	2,400	78,856
Obayashi	8,900	120,576
ORIX	7,500	155,753
Renesas Electronics	4,400	73,465
Resona Holdings	32,300	252,724
Sekisui House	600	13,566
Shin-Etsu Chemical	900	27,135
Sompo Holdings	3,000	89,317
Sony	6,000	150,098
Sumitomo Electric Industries	3,600	63,452
Sumitomo Mitsui Financial Group	8,700	221,478
TDK	9,000	96,313
Tokio Marine Holdings	1,400	49,856
Tokyo Gas	3,700	116,605
		7,446,793

MALAYSIA — 0.0%
Telekom Malaysia	43,200	66,206

MEXICO — 0.2%
Arca Continental	11,400	117,899
Coca-Cola Femsa ADR	1,093	97,430

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
MEXICO — continued
Grupo Bimbo, Ser A	16,700	$44,955
Grupo Carso	17,100	99,302
Grupo Financiero Inbursa, Cl O *	35,700	82,415
Grupo Mexico	14,300	67,277
Promotora y Operadora de Infraestructura	10,290	102,695
Southern Copper	3,445	306,361
		918,334

NETHERLANDS — 0.3%
ASML Holding	618	439,568
Euronext	1,968	248,629
NN Group	8,285	420,090
Wolters Kluwer	1,037	159,479
		1,267,766

NORWAY — 0.2%
Kongsberg Gruppen	2,255	274,330
Telenor	30,720	397,539
		671,869

PHILIPPINES — 0.0%
Metropolitan Bank & Trust	24,600	30,444

POLAND — 0.1%
Bank Polska Kasa Opieki	1,687	71,348
Dino Polska *	183	22,483
LPP	6	27,107
Powszechna Kasa Oszczednosci Bank Polski	7,038	120,374
Powszechny Zaklad Ubezpieczen	790	10,563
		251,875

ROMANIA — 0.0%
NEPI Rockcastle	5,921	42,564

RUSSIA — 0.0%
Evraz * (1)	16,851	—

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
SINGAPORE — 0.0%
Oversea-Chinese Banking	7,400	$94,487

SOUTH AFRICA — 0.1%
Aspen Pharmacare Holdings	1,196	10,451
FirstRand	5,526	20,747
Harmony Gold Mining ADR	13,821	137,519
Shoprite Holdings	2,772	40,339
Sibanye Stillwater *	53,377	41,075
		250,131

SOUTH KOREA — 0.5%
Alteogen *	187	49,839
Coupang, Cl A *	1,694	40,148
Coway	429	23,754
DB Insurance	1,142	71,553
Hana Financial Group	4,656	189,874
Hanmi Semiconductor	817	53,418
Hanwha Aerospace	411	167,739
HD Hyundai Electric	197	44,567
HD Hyundai Heavy Industries	306	61,885
Hyundai Glovis	615	54,871
KB Financial Group	2,990	160,410
Kia	3,952	252,726
Korea Investment Holdings	105	5,740
Korea Zinc	112	56,777
Krafton *	415	97,641
LG Innotek *	105	11,735
LS Electric	433	72,321
Meritz Financial Group	1,869	154,947
NH Investment & Securities	14,168	144,393
Samsung E&A	748	8,402
Samsung Fire & Marine Insurance	256	67,029
SK Square *	1,478	92,016
Woori Financial Group	2,458	27,883
		1,909,668

SPAIN — 0.4%
Banco Bilbao Vizcaya Argentaria	17,512	232,141
Banco Santander	70,225	450,788
CaixaBank	86,144	594,509

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
SPAIN — continued
Iberdrola	18,507	$267,234
		1,544,672

SWEDEN — 0.4%
Alfa Laval	4,339	187,521
Atlas Copco, Cl A	25,804	440,599
Epiroc, Cl A	1,316	25,683
Investor, Cl B	10,944	325,858
Skandinaviska Enskilda Banken, Cl A	15,002	241,087
Tele2, Cl B	14,732	174,697
Telia	75,672	245,707
		1,641,152

SWITZERLAND — 0.3%
Chocoladefabriken Lindt & Spruengli	5	63,276
Kuehne + Nagel International	397	91,588
Partners Group Holding	76	112,538
Sika	119	30,340
Sonova Holding	131	42,161
Swiss Life Holding	60	52,480
TE Connectivity	1,162	178,983
UBS Group	1,015	35,170
Zurich Insurance Group	839	554,318
		1,160,854

TAIWAN — 1.2%
Accton Technology	11,000	220,180
Acer	42,000	49,556
Advantech	5,058	61,915
ASE Technology Holding	34,000	171,828
Asustek Computer	2,000	40,933
Chailease Holding	2,589	9,827
Compal Electronics	17,000	19,873
Delta Electronics	9,000	108,063
E.Sun Financial Holding	220,392	194,424
Eclat Textile	1,000	16,369
Evergreen Marine Taiwan	16,800	109,079
Fubon Financial Holding	19,920	55,491
Hon Hai Precision Industry	59,000	305,473
Hua Nan Financial Holdings	18,900	15,958

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
TAIWAN — continued
Lite-On Technology	10,000	$32,033
MediaTek	10,000	447,292
Mega Financial Holding	29,796	35,841
Micro-Star International	18,000	100,081
Novatek Microelectronics	17,000	278,290
PharmaEssentia *	2,000	38,297
Realtek Semiconductor	15,000	247,489
SinoPac Financial Holdings	26,985	18,574
Synnex Technology International	32,000	67,952
Taishin Financial Holding	154,493	81,526
Taiwan Cooperative Financial Holding	146,562	109,140
Taiwan Semiconductor Manufacturing	39,000	1,189,540
United Microelectronics	202,000	265,442
Wan Hai Lines	10,000	25,238
Wiwynn	1,000	58,446
Yang Ming Marine Transport	9,000	19,747
Yuanta Financial Holding	165,242	183,198
Zhen Ding Technology Holding	26,000	91,396
		4,668,491

THAILAND — 0.0%
Delta Electronics Thailand NVDR	4,500	10,273

TÜRKIYE — 0.2%
Akbank	33,109	61,310
BIM Birlesik Magazalar	7,126	98,829
Ford Otomotiv Sanayi	2,480	60,116
Haci Omer Sabanci Holding	105,474	280,837
Turk Hava Yollari AO *	2,594	21,992
Turkcell Iletisim Hizmetleri	29,483	81,789
Turkiye Is Bankasi, Cl C	386,389	161,162
		766,035

UNITED KINGDOM — 0.6%
Aptiv PLC *	823	53,594
Ashtead Group	2,746	167,338
AstraZeneca	1,371	207,429
BAE Systems	12,198	218,118
British American Tobacco	4,617	179,211
HSBC Holdings	6,445	76,434

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM — continued
Imperial Brands	20,915	$735,972
JD Sports Fashion	17,662	17,449
Legal & General Group	25,875	80,123
Next	390	49,457
Pearson	18,187	312,991
Rolls-Royce Holdings *	23,217	219,177
SSE	784	15,114
Tesco	18,108	86,828
		2,419,235

UNITED STATES — 40.4%
COMMUNICATION SERVICES — 3.2%
Alphabet, Cl A	8,286	1,410,940
Alphabet, Cl C	7,039	1,212,257
AT&T	15,921	436,395
Charter Communications, Cl A *	592	215,233
Comcast, Cl A	6,271	225,003
Electronic Arts	977	126,150
Fox, Cl A	1,383	79,661
Fox, Cl B	1,153	62,343
Liberty Media -Liberty Formula One, Cl A *	600	53,472
Liberty Media -Liberty Formula One, Cl C *	946	91,223
Live Nation Entertainment *	922	132,178
Meta Platforms, Cl A	8,181	5,466,544
Netflix *	822	806,020
News, Cl B	1,712	55,263
Omnicom Group	925	76,553
Pinterest, Cl A *	2,910	107,612
ROBLOX, Cl A *	559	35,575
Snap, Cl A *	3,407	34,922
Spotify Technology *	162	98,498
Take-Two Interactive Software *	647	137,151
TKO Group Holdings, Cl A *	262	39,468
T-Mobile US	1,885	508,366
Trade Desk, Cl A *	389	27,354
Verizon Communications	12,390	534,009
Walt Disney	1,937	220,431
Warner Bros Discovery *	7,406	84,873
Warner Music Group, Cl A	700	23,590
		12,301,084

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER DISCRETIONARY — 4.3%
Airbnb, Cl A *	496	$68,880
Amazon.com *	16,613	3,526,608
AutoNation *	4,486	818,112
AutoZone *	113	394,710
Best Buy	1,253	112,657
Booking Holdings	47	235,752
Burlington Stores *	389	96,989
Carnival *	3,738	89,450
Carvana, Cl A *	383	89,277
Chipotle Mexican Grill, Cl A *	4,140	223,436
Choice Hotels International	455	65,197
Darden Restaurants	621	124,486
Deckers Outdoor *	474	66,057
Dick's Sporting Goods	2,972	668,997
Domino's Pizza	142	69,539
DoorDash, Cl A *	412	81,757
DR Horton	4,399	557,837
DraftKings, Cl A *	1,135	49,781
eBay	2,574	166,641
Expedia Group *	306	60,576
Ford Motor	12,647	120,779
Gap	5,512	124,626
Garmin	412	94,319
General Motors	4,309	211,701
Genuine Parts	797	99,529
Hilton Worldwide Holdings	565	149,702
Home Depot	1,796	712,294
Las Vegas Sands	1,895	84,725
Lennar, Cl A	681	81,468
Lennar, Cl B	77	8,909
Lowe's	752	186,977
Lululemon Athletica *	318	116,264
Marriott International, Cl A	590	165,466
McDonald's	995	306,788
NIKE, Cl B	4,071	323,360
NVR *	33	239,104
O'Reilly Automotive *	281	385,993
Penske Automotive Group	3,074	518,676
Pool	654	226,938
PulteGroup	1,998	206,353
Ralph Lauren, Cl A	503	136,383

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER DISCRETIONARY — continued
Ross Stores	1,244	$174,558
Royal Caribbean Cruises	4,044	995,228
Starbucks	2,208	255,708
Tapestry	316	26,993
Tesla *	1,411	413,395
TJX	2,581	322,006
Toll Brothers	2,595	289,706
Tractor Supply	7,180	397,413
Ulta Beauty *	245	89,758
Williams-Sonoma	5,264	1,024,269
Yum! Brands	686	107,270
		16,163,397

CONSUMER STAPLES — 2.2%
Altria Group	3,770	210,554
Archer-Daniels-Midland	991	46,775
Brown-Forman, Cl A	439	14,500
Brown-Forman, Cl B	689	22,813
Campbell Soup	1,028	41,182
Casey's General Stores	473	195,921
Church & Dwight	1,050	116,760
Clorox	278	43,476
Coca-Cola	5,977	425,622
Colgate-Palmolive	2,292	208,962
Constellation Brands, Cl A	1,035	181,642
Costco Wholesale	643	674,256
Dollar General	1,055	78,260
Dollar Tree *	923	67,250
Estee Lauder, Cl A	451	32,431
General Mills	2,434	147,549
Hershey	837	144,558
Hormel Foods	1,658	47,469
JBS	9,800	51,317
Kellanova	1,266	104,951
Kenvue	7,138	168,457
Keurig Dr Pepper	3,013	100,996
Kimberly-Clark	811	115,170
Kraft Heinz	2,761	84,790
Kroger	4,181	271,012
McCormick	1,068	88,176

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER STAPLES — continued
Mondelez International, Cl A	4,499	$288,971
Monster Beverage *	2,759	150,779
PepsiCo	3,293	505,377
Philip Morris International	2,109	327,486
Procter & Gamble	4,757	826,957
Sysco	1,387	104,774
Target	4,154	516,093
Tyson Foods, Cl A	865	53,059
US Foods Holding *	859	61,573
Walmart	27,573	2,718,974
WK Kellogg	598	11,852
		9,250,744

ENERGY — 1.9%
Baker Hughes, Cl A	4,219	188,125
Cheniere Energy	852	194,733
Chevron	3,827	607,039
ConocoPhillips	3,366	333,739
Coterra Energy	2,756	74,384
Devon Energy	6,522	236,227
Diamondback Energy	3,158	501,996
EOG Resources	2,677	339,818
EQT	1,335	64,307
Exxon Mobil	7,356	818,943
Halliburton	5,489	144,745
Hess	1,353	201,516
Kinder Morgan	6,341	171,841
Marathon Petroleum	2,902	435,822
Occidental Petroleum	4,970	242,735
ONEOK	2,300	230,897
Phillips 66	1,176	152,515
Schlumberger	4,535	188,928
Targa Resources	6,980	1,408,006
Tenaris	10,560	199,671
Texas Pacific Land	69	98,529
Valero Energy	1,767	231,000
Williams	3,561	207,179
		7,272,695

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — 6.7%
Affirm Holdings, Cl A *	693	$44,456
Aflac	3,243	355,011
Allstate	2,219	441,914
American Express	1,137	342,192
American International Group	2,638	218,796
Ameriprise Financial	1,828	982,184
Aon, Cl A	1,169	478,261
Apollo Global Management	969	144,643
Arch Capital Group	1,454	135,091
Ares Management, Cl A	145	24,786
Arthur J Gallagher	528	178,327
Assurant	1,057	219,740
Assured Guaranty	510	44,538
Bank of America	9,968	459,525
Bank of New York Mellon	1,903	169,272
Bank OZK	2,910	139,709
Berkshire Hathaway, Cl B *	2,626	1,349,318
BlackRock Funding	213	208,267
Blackstone, Cl A	238	38,356
Block, Cl A *	968	63,210
Brown & Brown	1,232	146,041
Capital One Financial	989	198,344
Carlyle Group	1,244	62,001
Cboe Global Markets	418	88,114
Charles Schwab	2,422	192,622
Chubb	901	257,217
Cincinnati Financial	763	112,779
Citigroup	2,537	202,833
Citizens Financial Group	11,823	541,139
CME Group, Cl A	722	183,222
Coinbase Global, Cl A *	407	87,757
Corebridge Financial	3,430	118,952
Corpay *	369	135,441
Discover Financial Services	919	179,380
East West Bancorp	3,823	361,006
Equitable Holdings	1,214	66,794
Erie Indemnity, Cl A	189	80,905
Everest Group	149	52,630
FactSet Research Systems	154	71,108
Fidelity National Financial	3,034	195,784
Fidelity National Information Services	1,469	104,475

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
Fifth Third Bancorp	3,609	$156,883
First American Financial	1,333	87,565
First Citizens BancShares, Cl A	130	266,248
First Hawaiian	1,993	53,632
Fiserv *	1,469	346,229
Global Payments	982	103,385
Goldman Sachs Group	805	500,943
Hartford Financial Services Group	2,749	325,152
Huntington Bancshares	4,380	72,139
Interactive Brokers Group, Cl A	163	33,317
Intercontinental Exchange	1,625	281,499
Jefferies Financial Group	1,798	119,028
JPMorgan Chase	17,839	4,721,091
KeyCorp	3,591	62,196
KKR	1,027	139,251
Loews	807	69,943
LPL Financial Holdings	431	160,220
M&T Bank	807	154,718
Markel Group *	66	127,607
Marsh & McLennan	2,355	560,113
Mastercard, Cl A	1,321	761,306
MetLife	2,727	235,013
Moody's	459	231,308
Morgan Stanley	6,567	874,133
Morningstar	165	51,764
MSCI, Cl A	229	135,227
Nasdaq	3,894	322,345
Northern Trust	930	102,505
PayPal Holdings *	3,222	228,923
PNC Financial Services Group	1,082	207,657
Principal Financial Group	1,334	118,779
Progressive	2,923	824,286
Prudential Financial	1,002	115,330
Raymond James Financial	865	133,790
Regions Financial	6,591	156,273
Reinsurance Group of America, Cl A	239	48,443
Robinhood Markets, Cl A *	2,022	101,302
Rocket, Cl A *	2,356	32,984
S&P Global	487	259,931
State Street	1,537	152,517
Synchrony Financial	2,305	139,867

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
T Rowe Price Group	1,241	$131,199
Toast, Cl A *	1,524	58,826
Tradeweb Markets, Cl A	588	79,598
Travelers	1,239	320,269
Truist Financial	3,566	165,284
US Bancorp	3,586	168,183
Visa, Cl A	2,632	954,653
Wells Fargo	4,772	373,743
Western Alliance Bancorp	2,713	235,814
Willis Towers Watson	543	184,430
WR Berkley	3,753	236,739
		25,959,720

HEALTH CARE — 3.9%
Abbott Laboratories	1,856	256,147
AbbVie	4,278	894,230
Agilent Technologies	727	92,998
Align Technology *	188	35,162
Alnylam Pharmaceuticals *	471	116,219
Amgen	871	268,320
Avantor *	1,809	30,210
Baxter International	1,541	53,180
Becton Dickinson	873	196,888
Biogen *	409	57,464
Boston Scientific *	1,466	152,156
Bristol-Myers Squibb	8,267	492,879
Cardinal Health	1,059	137,119
Cencora, Cl A	1,942	492,375
Centene *	2,173	126,382
Chemed	99	59,479
Cigna Group	1,452	448,450
Cooper *	976	88,211
CVS Health	2,882	189,405
Danaher	2,706	562,199
DexCom *	572	50,548
Edwards Lifesciences *	1,770	126,767
Elevance Health	674	267,497
Eli Lilly	2,747	2,528,971
Fortrea Holdings *	887	12,285
GE HealthCare Technologies	1,341	117,136

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
HEALTH CARE — continued
Gilead Sciences	4,029	$460,555
GRAIL *	58	2,236
HCA Healthcare	2,897	887,351
Hologic *	1,429	90,584
Humana	292	78,963
ICON *	323	61,376
IDEXX Laboratories *	462	201,945
Illumina *	350	31,059
Incyte *	344	25,284
Insulet *	253	68,884
Intuitive Surgical *	220	126,093
IQVIA Holdings *	447	84,394
Johnson & Johnson	3,075	507,437
Labcorp Holdings	684	171,711
McKesson	766	490,439
Medtronic	3,138	288,759
Merck	4,341	400,457
Mettler-Toledo International *	90	114,545
Moderna *	666	20,619
Molina Healthcare *	599	180,371
Pfizer	4,924	130,141
Quest Diagnostics	1,602	276,986
Regeneron Pharmaceuticals	230	160,710
ResMed	683	159,494
Royalty Pharma, Cl A	1,078	36,264
Solventum *	498	39,716
STERIS	377	82,661
Stryker	488	188,461
Thermo Fisher Scientific	681	360,222
United Therapeutics *	1,086	347,574
UnitedHealth Group	1,302	618,398
Veeva Systems, Cl A *	358	80,242
Vertex Pharmaceuticals *	442	212,067
Waters *	248	93,580
West Pharmaceutical Services	206	47,862
Zimmer Biomet Holdings	622	64,887
Zoetis, Cl A	1,688	282,301
		15,327,305

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — 6.6%
3M	1,652	$256,258
AECOM	1,348	134,867
Air Lease, Cl A	1,150	55,108
Allison Transmission Holdings	2,427	246,947
Amentum Holdings *	879	17,264
AMETEK	470	88,971
Automatic Data Processing	805	253,720
Axon Enterprise *	99	52,317
Boeing *	914	159,612
Booz Allen Hamilton Holding, Cl A	3,095	328,256
Broadridge Financial Solutions	1,184	285,604
Builders FirstSource *	3,314	460,613
Carlisle	715	243,643
Carrier Global	2,066	133,877
Caterpillar	1,278	439,568
Cintas	3,348	694,710
Comfort Systems USA	117	42,510
Copart *	7,052	386,450
CSX	7,967	255,024
Cummins	493	181,513
Deere	692	332,707
Delta Air Lines	9,233	555,088
Dover	2,700	536,679
Eaton	3,602	1,056,539
EMCOR Group	208	85,053
Emerson Electric	1,567	190,563
Equifax	514	126,033
Esab	1,106	138,582
Expeditors International of Washington	698	81,917
Experian	4,503	214,509
Fastenal	5,286	400,309
FedEx	914	240,291
Ferguson Enterprises	683	121,233
Fortive	1,538	122,333
GE Vernova	316	105,917
General Dynamics	603	152,318
General Electric	4,652	962,871
Graco	797	69,395
HEICO	516	136,575
HEICO, Cl A	280	59,685
Honeywell International	1,106	235,456

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
Howmet Aerospace	4,415	$603,089
Hubbell, Cl B	1,351	502,018
IDEX	418	81,230
Illinois Tool Works	599	158,124
Ingersoll Rand	4,230	358,619
ITT	1,371	193,640
Jacobs Solutions	2,250	288,248
JB Hunt Transport Services	496	79,950
Johnson Controls International	1,819	155,816
L3Harris Technologies	542	111,712
Leidos Holdings	533	69,274
Lennox International	94	56,499
Lockheed Martin	734	330,572
Masco	908	68,263
Nordson	327	68,765
Norfolk Southern	791	194,388
Northrop Grumman	379	174,999
nVent Electric	1,352	81,580
Old Dominion Freight Line	3,225	569,213
Otis Worldwide	1,188	118,539
Owens Corning	1,728	266,181
PACCAR	1,955	209,654
Parker-Hannifin	1,345	899,146
Paychex	1,038	157,433
Pentair	704	66,317
Quanta Services	3,315	860,673
Regal Beloit	474	61,336
Republic Services, Cl A	640	151,693
Rockwell Automation	530	152,190
Rollins	1,732	90,739
RTX	1,913	254,410
Ryder System	349	57,400
Schneider Electric	3,162	776,858
Snap-on	913	311,488
Southwest Airlines	1,809	56,188
SS&C Technologies Holdings	1,137	101,250
Stanley Black & Decker	729	63,080
Textron	857	64,044
Timken	400	32,400
Trane Technologies	3,473	1,228,400
TransDigm Group	132	180,470

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
TransUnion	605	$55,920
Uber Technologies *	892	67,801
U-Haul Holding *	93	6,440
U-Haul Holding, Cl B	878	54,041
Union Pacific	1,220	300,962
United Airlines Holdings *	2,025	189,965
United Parcel Service, Cl B	3,300	392,799
United Rentals	1,847	1,186,365
Veralto	583	58,160
Verisk Analytics, Cl A	884	262,468
Vertiv Holdings, Cl A	3,925	373,542
Waste Management	1,525	354,990
Watsco	501	252,669
Westinghouse Air Brake Technologies	1,325	245,602
WW Grainger	677	691,359
XPO *	1,412	173,620
Xylem	1,052	137,696
		25,751,172

INFORMATION TECHNOLOGY — 9.3%
Adobe *	640	280,678
Advanced Micro Devices *	2,160	215,698
Amdocs	844	73,639
Amphenol, Cl A	2,709	180,419
Analog Devices	1,081	248,695
ANSYS *	174	57,985
Apple	27,905	6,748,545
Applied Materials	1,157	182,887
AppLovin, Cl A *	2,738	891,876
Arista Networks *	3,856	358,801
Arrow Electronics *	273	29,503
Atlassian, Cl A *	73	20,751
Autodesk *	459	125,862
Bentley Systems, Cl B	1,002	43,988
Broadcom	5,188	1,034,643
Cadence Design Systems *	1,859	465,679
CDW	1,452	258,746
Cisco Systems	5,660	362,863
Cloudflare, Cl A *	528	76,718
Cognizant Technology Solutions, Cl A	1,459	121,578

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Corning	3,224	$161,684
Crowdstrike Holdings, Cl A *	105	40,914
Datadog, Cl A *	325	37,879
Dell Technologies, Cl C	752	77,276
DocuSign, Cl A *	470	39,090
Dynatrace *	932	53,357
Entegris	648	65,591
F5 *	138	40,355
Fair Isaac *	417	786,608
First Solar *	557	75,852
Flex *	1,608	60,927
Fortinet *	4,563	492,850
Gartner *	335	166,937
Gen Digital	3,804	103,963
GLOBALFOUNDRIES *	410	15,896
GoDaddy, Cl A *	449	80,596
Hewlett Packard Enterprise	7,177	142,176
HP	2,988	92,240
HubSpot *	73	52,851
Intel	3,699	87,777
International Business Machines	1,674	422,585
Intuit	196	120,313
Jabil	1,394	215,958
Juniper Networks	1,278	46,264
Keysight Technologies *	1,469	234,350
KLA	1,478	1,047,666
Kyndryl Holdings *	6,559	249,767
Lam Research	7,663	588,059
Manhattan Associates *	440	77,827
Marvell Technology	1,718	157,747
Microchip Technology	1,576	92,763
Micron Technology	2,777	260,011
Microsoft	16,745	6,647,598
MongoDB, Cl A *	27	7,221
Monolithic Power Systems	140	85,541
Motorola Solutions	890	391,796
NetApp	713	71,165
Nutanix, Cl A *	844	64,895
NVIDIA	65,802	8,219,986
Okta, Cl A *	678	61,352
ON Semiconductor *	2,272	106,898

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Oracle	2,685	$445,871
Palantir Technologies, Cl A *	619	52,565
Palo Alto Networks *	198	37,705
Pegasystems	493	38,705
PTC *	527	86,233
Pure Storage, Cl A *	808	42,396
QUALCOMM	2,243	352,532
Roper Technologies	344	201,068
Salesforce	946	281,766
Samsara, Cl A *	635	30,277
Sandisk Corp *	605	28,329
Seagate Technology Holdings	835	85,095
ServiceNow *	74	68,802
Skyworks Solutions	485	32,330
Snowflake, Cl A *	279	49,411
Synopsys *	1,096	501,179
TD SYNNEX	434	59,671
Teledyne Technologies *	612	315,192
Teradyne	750	82,395
Texas Instruments	919	180,115
Trimble *	1,191	85,728
Twilio, Cl A *	199	23,866
Tyler Technologies *	104	63,277
VeriSign *	267	63,514
Western Digital *	1,814	88,759
Workday, Cl A *	421	110,866
Zebra Technologies, Cl A *	243	76,557
Zoom Video Communications, Cl A *	1,079	79,522
Zscaler *	219	42,974
		37,230,835

MATERIALS — 1.2%
Air Products & Chemicals	387	122,350
Amcor	5,053	51,136
Avery Dennison	492	92,481
Ball	939	49,476
CF Industries Holdings	1,125	91,147
Corteva	2,267	142,776
CRH	1,460	149,679
Dow	4,461	170,009

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
MATERIALS — continued
DuPont de Nemours	1,894	$154,872
Eagle Materials	274	61,982
Ecolab	728	195,839
Element Solutions	2,957	77,207
Freeport-McMoRan	8,540	315,211
Graphic Packaging Holding	1,659	44,262
International Flavors & Fragrances	1,296	106,026
International Paper	1,935	109,037
Linde	676	315,726
LyondellBasell Industries, Cl A	1,878	144,287
Martin Marietta Materials	269	129,965
Newmont	3,129	134,046
Nucor	927	127,435
Packaging Corp of America	1,341	285,754
PPG Industries	1,268	143,563
Reliance	1,718	510,521
RPM International	1,535	190,171
Sherwin-Williams	567	205,407
Smurfit WestRock	1,804	93,934
Steel Dynamics	3,487	470,989
Vulcan Materials	275	68,010
Westlake	353	39,642
		4,792,940

REAL ESTATE — 0.1%
CBRE Group, Cl A *	2,645	375,431
CoStar Group *	1,416	107,970
Millrose Properties *	379	8,664
Zillow Group, Cl C *	619	47,453
		539,518

UTILITIES — 0.8%
Ameren	710	72,108
American Electric Power	1,232	130,654
American Water Works	463	62,954
Atmos Energy	663	100,862
CenterPoint Energy	2,026	69,654
CMS Energy	796	58,148
Consolidated Edison	1,001	101,622
Constellation Energy	777	194,673

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
UTILITIES — continued
Dominion Energy	1,314	$74,399
DTE Energy	954	127,550
Duke Energy	1,937	227,578
Edison International	1,663	90,534
Entergy	2,084	181,954
Evergy	1,568	108,051
Eversource Energy	830	52,298
Exelon	2,885	127,517
FirstEnergy	2,829	109,680
NextEra Energy	2,471	173,390
NiSource	1,057	43,136
NRG Energy	1,257	132,877
PG&E	6,191	101,161
PPL	1,964	69,152
Public Service Enterprise Group	1,448	117,505
Sempra	1,826	130,687
Southern	2,677	240,368
Vistra	981	131,120
WEC Energy Group	1,166	124,401
Xcel Energy	1,714	123,579
		3,277,612

		157,867,022
Total Common Stock
(Cost $108,378,051)		204,354,805
REGISTERED INVESTMENT COMPANIES — 45.5%

EQUITY FUNDS — 45.5%
AQR International Defensive Style Fund, Cl R6 *	270,271	3,994,599
AQR Large Cap Defensive Style Fund, Cl R6 *	2,834	60,328
Avantis Emerging Markets Equity ETF	83,457	4,945,662
Avantis International Equity ETF	42,074	2,760,055
Avantis International Small Cap Value ETF	53,670	3,621,652
Avantis U.S. Small Capital Value ETF	81,838	7,598,658
DFA Emerging Markets Portfolio, Cl I *	203,709	5,913,684
DFA Emerging Markets Small Cap Portfolio, Cl I *	165,174	3,747,796

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2025 (UNAUDITED)

REGISTERED INVESTMENT COMPANIES — continued
	Shares	Value
EQUITY FUNDS — continued
DFA Emerging Markets Targeted Value Portfolio, Cl I *	107,089	$1,168,346
DFA International High Relative Profitability Portfolio, Cl I *	619,218	8,260,374
DFA International Real Estate Securities, Cl I *	687,933	2,311,457
DFA International Small Cap Growth Portfolio, Cl I *	85,280	1,302,228
DFA International Small Cap Value Portfolio, Cl I *	339,195	7,930,378
DFA International Value Portfolio, Cl I *	353,445	7,948,978
DFA Large Cap International Portfolio, Cl I *	525,936	15,073,317
DFA Real Estate Securities Portfolio, Cl I *	251,764	10,624,442
DFA US Small Cap Portfolio, Cl I *	113,481	5,443,680
DFA US Targeted Value Portfolio, Cl I *	202,436	6,848,422
Dimensional Emerging Markets High Profitability	122,990	3,067,371
Dimensional US Small Cap ETF	71,747	4,575,306
Dimensional US Targeted Value ETF	291,794	15,981,557
iShares MSCI EAFE Min Vol Factor ETF	13,000	982,410
iShares MSCI Emerging Markets Min Vol Factor ETF	7,500	430,875
iShares MSCI Global Min Vol Factor ETF	107,078	12,317,182
iShares MSCI USA Min Vol Factor ETF	76,000	7,187,320
iShares MSCI USA Momentum Factor ETF	51,498	11,248,708
Schwab International Small-Cap Equity ETF	37,746	1,344,513
Vanguard Small Cap Value ETF	19,094	3,776,602
Vanguard US Momentum Factor ETF	32,562	5,382,824
Vanguard US Quality Factor ETF	28,129	4,012,481
Vanguard US Value Factor ETF	63,658	7,596,946
Total Registered Investment Companies
(Cost $135,408,401)		177,458,151
PREFERRED STOCK — 0.0%

BRAZIL — 0.0%
Cia Energetica de Minas Gerais(2)	9,423	17,749
Petroleo Brasileiro(2)	6,400	39,198

Total Preferred Stock
(Cost $40,889)		56,947

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2025 (UNAUDITED)

RIGHTS — 0.0%
	Number of Rights	Value
Abiomed* (1)	241	$3,762

Total Rights
(Cost $–)		3,762
WARRANTS — 0.0%
	Number of Warrants
Constellation Software, Expires 08/22/28(1)	22	—

Total Warrants
(Cost $–)		—
SHORT-TERM INVESTMENT — 2.0%
	Shares
DWS Government Money Market Series, Institutional Shares, 4.390% (A)
(Cost $7,909,898)	7,909,898	7,909,898

Total Investments — 99.8%
(Cost $251,737,239)		$389,783,563

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2025 (UNAUDITED)

A list of open futures contracts held by the Fund at February 28, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts
IFSC Nifty50 Index	83	Mar-2025	$3,768,584	$3,696,820	$(71,764)
MSCI EAFE Index	1	Mar-2025	122,921	121,480	(1,441)
			$3,891,505	$3,818,300	$(73,205)

Percentages are based on Net Assets of $390,514,050.

*	Non-income producing security.
(1)	Level 3 security in accordance with fair value hierarchy.
(2)	No Interest Rate Available.
(A)	The rate reported is the 7-day effective yield as of February 28, 2025.

ADR — American Depositary Receipt
Cl — Class
EAFE — Europe, Australasia and Far East
ETF — Exchange-Traded Fund
IFSC— International Financial Service Centre
Min. — Minimum
MSCI — Morgan Stanley Capital International
NASDAQ – National Association of Securities Dealers and Automated Quotations
NVDR — Non-Voting Depositary Receipt
S&P— Standard & Poor's
Ser — Series
Vol — Volatility

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2025 (UNAUDITED)

The following is a summary of the level of inputs used as of February 28, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3#		Total
Common Stock
Australia	$–	$462,959	$–		$462,959
Austria	–	148,447	–		148,447
Brazil	332,596	–	–		332,596
Canada	3,310,293	–	–		3,310,293
Chile	–	113,751	–		113,751
China	382,148	7,539,285	–		7,921,433
Denmark	–	1,056,321	–		1,056,321
Finland	–	25,311	–		25,311
France	98,709	948,661	–		1,047,370
Germany	–	2,910,425	–		2,910,425
Hong Kong	–	34,987	–		34,987
Indonesia	29,218	204,299	–		233,517
Ireland	843,370	–	–		843,370
Italy	111,032	2,775,122	–		2,886,154
Japan	–	7,446,793	–		7,446,793
Malaysia	–	66,206	–		66,206
Mexico	918,334	–	–		918,334
Netherlands	–	1,267,766	–		1,267,766
Norway	–	671,869	–		671,869
Philippines	–	30,444	–		30,444
Poland	–	251,875	–		251,875
Romania	42,564	–	–		42,564
Russia	–	–	–	(1)	–	(1)
Singapore	–	94,487	–		94,487
South Africa	137,519	112,612	–		250,131
South Korea	40,148	1,869,520	–		1,909,668
Spain	–	1,544,672	–		1,544,672
Sweden	–	1,641,152	–		1,641,152
Switzerland	178,983	981,871	–		1,160,854
Taiwan	–	4,668,491	–		4,668,491
Thailand	–	10,273	–		10,273
Türkiye	98,829	667,206	–		766,035
United Kingdom	53,593	2,365,642	–		2,419,235
United States	156,675,983	1,191,039	–		157,867,022
Total Common Stock	163,253,319	41,101,486	–	(1)	204,354,805
Registered Investment Companies	177,458,151	–	–		177,458,151
Preferred Stock
Brazil	56,947	–	–		56,947
Warrants	–	–	–	(1)	–	(1)
Rights	–	–	3,762		3,762
Short-Term Investment	7,909,898	–	–		7,909,898
Total Investments in Securities	$348,678,315	$41,101,486	$3,762		$389,783,563

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2025 (UNAUDITED)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Future Contracts^
Unrealized Depreciation	$(73,205)	$–	$–	$(73,205)
Total Other Financial Instruments	$(73,205)	$–	$–	$(73,205)

# A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

(1) Includes security valued at zero.

^ Futures contracts are valued at the unrealized appreciation on the instrument.

Amounts designated as “—” are $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND
FEBRUARY 28, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 98.7%
	Shares	Value
EQUITY FUNDS — 98.7%
AQR Emerging Multi-Style II Fund, Cl R6	693,995	$7,141,211
AQR International Defensive Style Fund, Cl R6	4,637	68,534
AQR International Multi-Style Fund, Cl R6	996,728	14,073,796
AQR Large Cap Defensive Style Fund, Cl R6	14,345	305,408
AQR Large Capital Multi-Style Fund, Cl R6	1,057,771	20,002,458
Avantis Emerging Markets Equity ETF	34,062	2,018,514
Avantis International Equity ETF	9,043	593,221
Avantis International Small Cap Value ETF	16,780	1,132,314
Avantis U.S. Small Capital Value ETF	20,850	1,935,922
DFA Emerging Markets Portfolio, Cl I	125,208	3,634,787
DFA Emerging Markets Small Cap Portfolio, Cl I	90,126	2,044,966
DFA Emerging Markets Targeted Value Portfolio, Cl I	46,922	511,924
DFA International High Relative Profitability Portfolio, Cl I	219,241	2,924,679
DFA International Small Cap Growth Portfolio, Cl I	30,149	460,376
DFA International Small Cap Value Portfolio, Cl I	149,638	3,498,526
DFA Large Cap International Portfolio, Cl I	196,661	5,636,309
DFA Real Estate Securities Portfolio, Cl I	56,615	2,389,136
DFA US High Relative Profitability Portfolio, Cl I	412,431	10,512,856
Dimensional Emerging Markets High Profitability	54,475	1,358,606
Dimensional International Value ETF	79,585	3,076,756
Dimensional US Equity Market ETF	311,583	20,075,293
Dimensional US Marketwide Value ETF	197,688	8,427,439
Dimensional US Small Cap ETF	54,433	3,471,192
Dimensional US Targeted Value ETF	138,209	7,569,707
iShares MSCI EAFE Min Vol Factor ETF	4,200	317,394
iShares MSCI Emerging Markets Min Vol Factor ETF	1,000	57,450
iShares MSCI Global Min Vol Factor ETF	47,222	5,431,947
iShares MSCI USA Min Vol Factor ETF	24,000	2,269,680
iShares MSCI USA Momentum Factor ETF	16,054	3,506,675
Schwab International Small-Cap Equity ETF	13,498	480,799
Vanguard Small Cap Value ETF	7,231	1,430,219

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND
FEBRUARY 28, 2025 (UNAUDITED)

REGISTERED INVESTMENT COMPANIES — continued
	Shares	Value
EQUITY FUNDS — continued
Vanguard US Momentum Factor ETF	9,589	$1,585,158
Vanguard US Quality Factor ETF	7,710	1,099,798
Vanguard US Value Factor ETF	15,914	1,899,177
Total Registered Investment Companies
(Cost $99,517,725)		140,942,227
SHORT-TERM INVESTMENT — 1.4%

DWS Government Money Market Series, Institutional Shares, 4.390% (A)
(Cost $1,984,231)	1,984,231	1,984,231
Total Investments — 100.1%
(Cost $101,501,956)		$142,926,458

Percentages are based on Net Assets of $142,792,146.

(A)	The rate reported is the 7-day effective yield as of February 28, 2025.

Cl — Class EAFE — Europe, Australasia and Far East
ETF — Exchange-Traded Fund
Min. — Minimum
MSCI — Morgan Stanley Capital International
Vol — Volatility

As of February 28, 2025, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 44.4%
	Face Amount	Value
AUSTRALIA — 0.7%
FMG Resources August 2006 Pty
4.500%, 09/15/27	$719,000	$701,458
Rio Tinto Finance USA
5.000%, 03/09/33	421,000	425,389
Woodside Finance
5.100%, 09/12/34	199,000	195,129
		1,321,976

CANADA — 1.5%
Bank of Montreal
3.088%, H15T5Y + 1.400%, 01/10/37(A)	276,000	234,572
Canadian National Railway
5.850%, 11/01/33	166,000	177,488
3.850%, 08/05/32	285,000	267,069
Canadian Natural Resources
3.850%, 06/01/27	461,000	453,472
2.950%, 07/15/30	14,000	12,635
Fairfax Financial Holdings
6.000%, 12/07/33	268,000	280,441
4.625%, 04/29/30	75,000	73,933
Kinross
6.250%, 07/15/33	287,000	304,010
National Bank of Canada
5.600%, 12/18/28	403,000	416,109
Suncor Energy
7.150%, 02/01/32	65,000	71,659
6.850%, 06/01/39	237,000	263,304
5.950%, 12/01/34	27,000	28,044
		2,582,736
FINLAND — 0.2%
Nokia
6.625%, 05/15/39	336,000	348,627

FRANCE — 0.2%
Lafarge
7.125%, 07/15/36	273,000	307,530

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
GERMANY — 0.1%
Deutsche Bank NY
3.742%, SOFRRATE + 2.257%, 01/07/33(A)	$200,000	$175,524
Landwirtschaftliche Rentenbank
3.875%, 06/14/28	36,000	35,834
		211,358

JAPAN — 0.5%
Mizuho Financial Group
2.260%, H15T1Y + 0.900%, 07/09/32(A)	205,000	174,993
Rakuten Group
11.250%, 02/15/27	590,000	646,734
		821,727

LUXEMBOURG — 0.3%
ArcelorMittal
4.550%, 03/11/26	446,000	443,871

SPAIN — 0.3%
Telefonica Emisiones
4.103%, 03/08/27	494,000	489,544

SUPRANATIONAL — 1.9%
Asian Development Bank
0.625%, 04/29/25	1,000,000	993,990
Council of Europe Development Bank
4.125%, 01/24/29	750,000	749,939
European Investment Bank
3.625%, 07/15/30	100,000	97,603
International Bank for Reconstruction & Development
1.250%, 02/10/31	800,000	677,313
0.875%, 07/15/26	432,000	413,727

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Nordic Investment Bank
4.375%, 03/14/28	$359,000	$361,952
		3,294,524

UNITED KINGDOM — 2.5%
BAT Capital
4.390%, 08/15/37	303,000	268,555
BAT International Finance
1.668%, 03/25/26	251,000	243,280
GlaxoSmithKline Capital
3.375%, 06/01/29	11,000	10,552
Harbour Energy
5.500%, 10/15/26	812,000	811,403
HSBC Holdings
7.336%, SOFRRATE + 3.030%, 11/03/26(A)	200,000	203,520
6.800%, 06/01/38	480,000	513,836
4.755%, SOFRRATE + 2.110%, 06/09/28(A)	200,000	199,722
Lloyds Banking Group
1.627%, H15T1Y + 0.850%, 05/11/27(A)	472,000	455,288
Mead Johnson Nutrition
5.900%, 11/01/39	330,000	352,081
NatWest Group
7.472%, H15T1Y + 2.850%, 11/10/26(A)	506,000	515,535
5.847%, H15T1Y + 1.350%, 03/02/27(A)	201,000	203,449
RELX Capital
3.000%, 05/22/30	464,000	428,598
		4,205,819

UNITED STATES — 36.2%
COMMUNICATION SERVICES — 4.1%
AMC Networks
10.250%, 01/15/29	635,000	673,100
AT&T
4.850%, 03/01/39	101,000	95,770
4.350%, 03/01/29	164,000	162,442
4.250%, 03/01/27	82,000	81,547
2.550%, 12/01/33	649,000	534,263

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
COMMUNICATION SERVICES — continued
CCO Holdings
5.000%, 02/01/28	$746,000	$727,640
Comcast
1.950%, 01/15/31	114,000	97,686
Electronic Arts
1.850%, 02/15/31	505,000	430,317
Fox
4.709%, 01/25/29	72,000	71,820
3.500%, 04/08/30	426,000	401,893
Interpublic Group of
5.375%, 06/15/33	414,000	419,091
Match Group Holdings II
4.625%, 06/01/28	162,000	156,887
Meta Platforms
4.800%, 05/15/30	419,000	427,529
4.600%, 05/15/28	90,000	90,981
Netflix
6.375%, 05/15/29	15,000	16,058
4.875%, 04/15/28	436,000	441,765
Sirius XM Radio
4.000%, 07/15/28	768,000	721,401
TEGNA
4.625%, 03/15/28	824,000	787,318
T-Mobile USA
5.050%, 07/15/33	537,000	535,428
3.500%, 04/15/31	94,000	86,872
2.625%, 02/15/29	35,000	32,339
1.500%, 02/15/26	26,000	25,242
Verizon Communications
4.500%, 08/10/33	80,000	77,119
		7,094,508

CONSUMER DISCRETIONARY — 3.0%
Adtalem Global Education
5.500%, 03/01/28	762,000	756,133
AutoZone
6.550%, 11/01/33	252,000	276,105
5.200%, 08/01/33	57,000	57,455
Block Financial
3.875%, 08/15/30	229,000	215,140

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER DISCRETIONARY — continued
2.500%, 07/15/28	$228,000	$211,014
Brunswick
2.400%, 08/18/31	245,000	204,159
Choice Hotels International
3.700%, 01/15/31	381,000	350,773
DR Horton
1.300%, 10/15/26	390,000	370,532
Marriott International
5.450%, 09/15/26	119,000	120,529
2.750%, 10/15/33	40,000	33,499
Meritage Homes
5.125%, 06/06/27	416,000	416,996
Nordstrom
6.950%, 03/15/28	679,000	701,402
O'Reilly Automotive
4.700%, 06/15/32	298,000	292,852
3.900%, 06/01/29	153,000	148,692
Tapestry
3.050%, 03/15/32	135,000	117,774
Toll Brothers Finance
4.875%, 03/15/27	418,000	418,852
Tri Pointe Homes
5.700%, 06/15/28	450,000	447,199
		5,139,106

CONSUMER STAPLES — 1.9%
Church & Dwight
3.150%, 08/01/27	441,000	429,478
Costco Wholesale
1.750%, 04/20/32	523,000	435,959
Flowers Foods
2.400%, 03/15/31	492,000	424,109
Ingredion
2.900%, 06/01/30	450,000	411,460
JBS USA Holding Lux Sarl
5.500%, 01/15/30	407,000	409,825
Philip Morris International
4.875%, 02/13/26	300,000	300,939
0.875%, 05/01/26	10,000	9,602

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER STAPLES — continued
Pilgrim's Pride
4.250%, 04/15/31	$375,000	$353,052
Procter & Gamble
4.050%, 01/26/33	498,000	485,670
		3,260,094

ENERGY — 2.8%
Boardwalk Pipelines
3.600%, 09/01/32	84,000	75,245
Bristow Group
6.875%, 03/01/28	673,000	675,081
ConocoPhillips
5.050%, 09/15/33	28,000	28,218
Coterra Energy
3.900%, 05/15/27	433,000	425,662
Diamondback Energy
3.125%, 03/24/31	495,000	448,449
Equities
7.000%, 02/01/30	220,000	237,690
5.750%, 02/01/34	68,000	69,498
Expand Energy
4.750%, 02/01/32	120,000	113,767
Hess
6.000%, 01/15/40	107,000	114,533
HF Sinclair
4.500%, 10/01/30	237,000	227,617
MPLX
4.500%, 04/15/38	23,000	20,420
4.125%, 03/01/27	530,000	524,911
Oceaneering International
6.000%, 02/01/28	714,000	707,584
Targa Resources
5.500%, 02/15/35	425,000	426,487
Valero Energy
2.800%, 12/01/31	343,000	299,722
Western Midstream Operating
4.050%, 02/01/30	457,000	435,358
		4,830,242

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — 9.7%
Ameriprise Financial
5.150%, 05/15/33	$413,000	$417,184
Apollo Global Management
6.375%, 11/15/33	384,000	420,373
Athene Holding
5.875%, 01/15/34	67,000	68,914
4.125%, 01/12/28	305,000	300,870
Bank of America
2.651%, SOFRRATE + 1.220%, 03/11/32(A)	901,000	793,822
2.482%, H15T5Y + 1.200%, 09/21/36(A)	839,000	700,092
1.898%, SOFRRATE + 1.530%, 07/23/31(A)	10,000	8,598
Blackrock
4.750%, 05/25/33	186,000	186,103
Blackstone Secured Lending Fund
3.625%, 01/15/26	221,000	218,296
Blue Owl Capital
2.875%, 06/11/28	310,000	285,941
Blue Owl Technology Finance
2.500%, 01/15/27	439,000	415,888
Brown & Brown
5.650%, 06/11/34	57,000	58,357
Capital One Financial
7.624%, SOFRRATE + 3.070%, 10/30/31(A)	145,000	162,357
2.359%, SOFRRATE + 1.337%, 07/29/32(A)	349,000	290,040
CBRE Services
2.500%, 04/01/31	481,000	416,820
Citigroup
3.070%, SOFRRATE + 1.280%, 02/24/28(A)	254,000	246,477
3.057%, SOFRRATE + 1.351%, 01/25/33(A)	50,000	43,919
Citizens Financial Group
3.250%, 04/30/30	224,000	205,843
Corebridge Financial
6.050%, 09/15/33	71,000	74,672

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Discover Bank
2.700%, 02/06/30	$274,000	$247,555
Discover Financial Services
4.100%, 02/09/27	233,000	230,228
Enstar Group
4.950%, 06/01/29	435,000	433,405
F&G Annuities & Life
7.400%, 01/13/28	391,000	409,633
First American Financial
5.450%, 09/30/34	13,000	12,889
Goldman Sachs Group
4.411%, TSFR3M + 1.692%, 04/23/39(A)	593,000	537,398
4.017%, TSFR3M + 1.635%, 10/31/38(A)	210,000	183,146
1.093%, SOFRRATE + 0.789%, 12/09/26(A)	231,000	224,726
Huntington National Bank
4.552%, SOFRINDX + 1.650%, 05/17/28(A)	471,000	469,795
Ladder Capital Finance Holdings LLLP
4.250%, 02/01/27	855,000	832,082
Manufacturers & Traders Trust
4.700%, 01/27/28	261,000	261,975
Morgan Stanley
2.484%, SOFRRATE + 1.360%, 09/16/36(A)	1,220,000	1,014,733
2.475%, SOFRRATE + 1.000%, 01/21/28(A)	120,000	115,385
Necessity Retail REIT
4.500%, 09/30/28	728,000	692,786
OneMain Finance
3.500%, 01/15/27	433,000	417,767
PRA Group
8.375%, 02/01/28	607,000	628,626
Principal Financial Group
5.375%, 03/15/33	54,000	55,238
Reinsurance Group of America
6.000%, 09/15/33	29,000	30,243

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Santander Holdings USA
7.660%, SOFRRATE + 3.280%, 11/09/31(A)	$130,000	$144,895
2.490%, SOFRRATE + 1.249%, 01/06/28(A)	649,000	621,081
SLM
3.125%, 11/02/26	834,000	803,262
Starwood Property Trust
4.375%, 01/15/27	319,000	311,454
3.625%, 07/15/26	20,000	19,462
Synchrony Bank
5.625%, 08/23/27	457,000	463,320
Synovus Bank
5.625%, 02/15/28	426,000	430,445
Truist Financial MTN
5.122%, SOFRRATE + 1.852%, 01/26/34(A)	638,000	631,426
US Bancorp
2.491%, H15T5Y + 0.950%, 11/03/36(A)	611,000	507,440
Wells Fargo MTN
3.584%, TSFR3M + 1.572%, 05/22/28(A)	307,000	299,700
3.196%, TSFR3M + 1.432%, 06/17/27(A)	20,000	19,655
2.572%, TSFR3M + 1.262%, 02/11/31(A)	45,000	40,481
		16,404,797

HEALTH CARE — 2.8%
Abbott Laboratories
6.000%, 04/01/39	67,000	74,499
Agilent Technologies
2.750%, 09/15/29	464,000	428,031
Boston Scientific
4.550%, 03/01/39	348,000	328,762
4.000%, 03/01/28	54,000	53,279
Cardinal Health
5.450%, 02/15/34	159,000	161,721
Centene
4.250%, 12/15/27	491,000	477,771

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
HEALTH CARE — continued
2.625%, 08/01/31	$52,000	$43,813
Elevance Health
5.350%, 10/15/25	10,000	10,035
Humana
5.875%, 03/01/33	44,000	45,144
3.125%, 08/15/29	310,000	288,848
2.150%, 02/03/32	165,000	135,393
McKesson
1.300%, 08/15/26	319,000	305,436
Merck
3.900%, 03/07/39	397,000	347,372
Quest Diagnostics
6.400%, 11/30/33	292,000	319,081
4.200%, 06/30/29	116,000	114,063
Royalty Pharma
2.150%, 09/02/31	471,000	396,289
1.200%, 09/02/25	62,000	60,881
STERIS Irish FinCo UnLtd
2.700%, 03/15/31	487,000	431,719
UnitedHealth Group
6.625%, 11/15/37	20,000	22,537
5.150%, 10/15/25	28,000	28,113
4.500%, 04/15/33	17,000	16,422
3.500%, 08/15/39	747,000	610,793
2.875%, 08/15/29	20,000	18,680
2.300%, 05/15/31	26,000	22,607
Zimmer Biomet Holdings
5.750%, 11/30/39	22,000	22,724
		4,764,013

INDUSTRIALS — 2.8%
Acuity Brands Lighting
2.150%, 12/15/30	502,000	434,584
Allegiant Travel
7.250%, 08/15/27	671,000	677,895
Ardagh Metal Packaging Finance USA
3.250%, 09/01/28	334,000	304,433
BNSF Funding Trust I
6.613%, US0003M + 2.350%, 12/15/55(A)	61,000	61,072

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INDUSTRIALS — continued
Broadridge Financial Solutions
2.900%, 12/01/29	$11,000	$10,123
Burlington Northern Santa Fe
3.250%, 06/15/27	154,000	150,635
Carlisle
2.200%, 03/01/32	458,000	383,029
Cintas No. 2
3.700%, 04/01/27	409,000	403,575
Concentrix
6.850%, 08/02/33	47,000	48,844
CoreCivic
4.750%, 10/15/27	780,000	759,202
Delta Air Lines
4.375%, 04/19/28	50,000	49,152
GXO Logistics
6.500%, 05/06/34	42,000	43,542
Howmet Aerospace
5.950%, 02/01/37	181,000	191,278
IDEX
3.000%, 05/01/30	144,000	131,361
Nordson
5.600%, 09/15/28	397,000	408,402
Otis Worldwide
3.112%, 02/15/40	124,000	95,785
Pentair Finance Sarl
5.900%, 07/15/32	120,000	125,147
4.500%, 07/01/29	181,000	179,271
Trane Technologies Global Holding
3.750%, 08/21/28	386,000	376,699
		4,834,029

INFORMATION TECHNOLOGY — 2.2%
Adobe
2.150%, 02/01/27	169,000	162,526
Amphenol
4.750%, 03/30/26	427,000	427,922
Apple
4.300%, 05/10/33	60,000	59,889

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INFORMATION TECHNOLOGY — continued
Broadcom
3.187%, 11/15/36	$73,000	$60,108
CDW
2.670%, 12/01/26	46,000	44,310
Juniper Networks
3.750%, 08/15/29	436,000	419,522
Keysight Technologies
4.950%, 10/15/34	55,000	54,075
Motorola Solutions
4.600%, 02/23/28	438,000	438,063
NetApp
2.375%, 06/22/27	460,000	438,370
Oracle
3.800%, 11/15/37	116,000	98,904
Teledyne Technologies
2.250%, 04/01/28	105,000	97,957
Texas Instruments
3.875%, 03/15/39	306,000	271,623
VeriSign
2.700%, 06/15/31	398,000	347,693
Viasat
5.625%, 04/15/27	696,000	672,375
Western Digital
2.850%, 02/01/29	109,000	99,232
		3,692,569

MATERIALS — 0.7%
AptarGroup
3.600%, 03/15/32	451,000	412,027
LYB International Finance III
1.250%, 10/01/25	80,000	78,384
NewMarket
2.700%, 03/18/31	309,000	269,314
Reliance
2.150%, 08/15/30	299,000	260,585
RPM International
3.750%, 03/15/27	137,000	134,629
		1,154,939

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
REAL ESTATE — 2.6%
Agree
2.600%, 06/15/33	$192,000	$158,233
2.000%, 06/15/28	292,000	268,660
AvalonBay Communities
5.300%, 12/07/33	234,000	239,244
2.050%, 01/15/32	253,000	214,618
Brandywine Operating Partnership
8.300%, 03/15/28	635,000	671,706
EPR Properties
3.750%, 08/15/29	10,000	9,388
Essential Properties
2.950%, 07/15/31	396,000	343,332
Global Net Lease
3.750%, 12/15/27	725,000	685,547
Highwoods Realty
4.125%, 03/15/28	432,000	420,934
Hudson Pacific Properties
5.950%, 02/15/28	309,000	273,802
National Health Investors
3.000%, 02/01/31	112,000	97,992
Omega Healthcare Investors
4.750%, 01/15/28	433,000	431,993
Realty Income
1.800%, 03/15/33	186,000	146,858
Tanger Properties
2.750%, 09/01/31	491,000	424,604
		4,386,911

UTILITIES — 3.6%
Black Hills
5.950%, 03/15/28	396,000	410,354
4.350%, 05/01/33	19,000	17,907
Consolidated Edison of New York
4.000%, 12/01/28	35,000	34,488
3.350%, 04/01/30	549,000	517,777
Constellation Energy Generation
5.600%, 03/01/28	438,000	449,360
DTE Energy
3.400%, 06/15/29	11,000	10,418
2.950%, 03/01/30	458,000	419,411

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — continued
Duke Energy Carolinas
4.950%, 01/15/33	$10,000	$10,022
Entergy Texas
4.500%, 03/30/39	569,000	521,787
Essential Utilities
5.375%, 01/15/34	331,000	334,935
Evergy Kansas Central
5.900%, 11/15/33	401,000	423,464
MidAmerican Energy
5.350%, 01/15/34	233,000	239,765
3.650%, 04/15/29	510,000	492,740
Northern States Power
5.350%, 11/01/39	462,000	469,134
Oklahoma Gas and Electric
5.400%, 01/15/33	316,000	325,120
Piedmont Natural Gas
2.500%, 03/15/31	15,000	13,076
PPL Electric Utilities
5.000%, 05/15/33	462,000	466,515
Public Service Electric and Gas
5.200%, 08/01/33	480,000	489,066
Puget Sound Energy
5.330%, 06/15/34	156,000	158,880
Southern California Edison
2.750%, 02/01/32	17,000	14,472
Southern California Gas
5.200%, 06/01/33	95,000	95,678
XPLR Infrastructure Operating Partners
7.250%, 01/15/29	262,000	260,249
		6,174,618

		61,735,826
Total Corporate Obligations
(Cost $75,178,825)		75,763,538
MORTGAGE-BACKED SECURITIES — 26.4%

Agency Mortgage Backed Obligations — 26.4%
FHLMC
6.000%, 10/01/54	695,015	713,514
4.500%, 10/01/52	1,104,814	1,067,067

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2025 (UNAUDITED)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
Agency Mortgage Backed Obligations — continued
2.500%, 01/01/52	$805,714	$681,427
FHLMC Multifamily Structured Pass Through Certificates, Ser K102, Cl A1
2.184%, 05/25/29	819,102	783,110
FHLMC Multifamily Structured Pass Through Certificates, Ser K122, Cl A1
0.863%, 05/25/30	853,639	774,485
FHLMC Multifamily Structured Pass Through Certificates, Ser K126, Cl A1
1.319%, 10/25/30	588,666	548,416
FHLMC Multifamily Structured Pass Through Certificates, Ser K747, Cl AM
1.752%, 12/25/28(A)	2,000,000	1,822,657
FNMA
6.500%, 01/01/53	1,149,172	1,188,126
6.000%, 08/01/53	1,747,201	1,779,039
5.500%, 12/01/52	2,717,638	2,745,768
5.000%, 10/01/52	2,418,384	2,387,301
4.500%, 11/01/52	571,686	552,043
3.500%, 12/01/52	2,835,589	2,575,973
3.000%, 06/01/52	6,166,661	5,378,370
2.500%, 01/01/52	6,744,142	5,757,754
2.000%, 03/01/52	11,042,311	9,067,140
1.500%, 12/01/36	865,833	761,143
GNMA
5.500%, 09/20/53	838,423	842,419
5.000%, 07/20/53	908,362	898,386
4.500%, 04/20/53	898,176	869,800
3.500%, 05/20/52	1,631,595	1,501,586
2.500%, 11/20/51	568,910	487,738
2.000%, 04/20/52	2,272,352	1,866,997

Total Mortgage-Backed Securities
(Cost $45,026,347)		45,050,259
U.S. TREASURY OBLIGATIONS — 25.5%

U.S. Treasury Bonds
4.250%, 02/15/54	183,000	175,544
4.250%, 08/15/54	285,000	273,867
3.375%, 11/15/48	324,000	266,275
3.125%, 05/15/48	970,000	764,633
3.000%, 08/15/48	711,000	546,776
2.875%, 05/15/49	2,584,000	1,931,237

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2025 (UNAUDITED)

U.S. TREASURY OBLIGATIONS — continued
	Face Amount	Value
2.875%, 05/15/52	$2,047,000	$1,512,861
2.250%, 05/15/41	2,292,000	1,710,226
2.250%, 08/15/46	126,000	85,774
2.000%, 02/15/50	139,000	85,523
1.875%, 02/15/41	3,023,000	2,137,237
1.875%, 02/15/51	2,045,000	1,206,949
1.875%, 11/15/51	1,866,000	1,093,432
1.625%, 11/15/50	3,116,000	1,725,972
1.375%, 11/15/40	3,082,000	2,015,460
1.375%, 08/15/50	3,740,000	1,940,125
1.250%, 05/15/50	3,419,000	1,726,194
1.125%, 05/15/40	1,041,000	662,946
1.125%, 08/15/40	3,034,000	1,913,790
		21,774,821

U.S. Treasury Notes
3.375%, 05/15/33	209,000	197,815
3.250%, 06/30/29	1,848,000	1,792,271
3.125%, 11/15/28	1,336,000	1,296,338
2.750%, 05/31/29	1,154,000	1,097,788
1.875%, 02/28/29	702,000	647,403
1.875%, 02/15/32	433,000	374,765
1.750%, 01/31/29	21,000	19,304
1.750%, 11/15/29	419,000	379,179
1.625%, 08/15/29	915,000	827,861
1.500%, 11/30/28	446,000	407,689
1.500%, 02/15/30	234,000	207,657
1.375%, 12/31/28	1,112,000	1,009,183
1.375%, 11/15/31	248,000	208,572
1.250%, 11/30/26	901,000	859,434
1.125%, 02/28/27	453,000	428,386
1.000%, 07/31/28	128,000	115,915
0.875%, 06/30/26	1,798,000	1,724,605
0.875%, 09/30/26	1,286,000	1,224,463
0.875%, 11/15/30	2,065,000	1,733,793
0.750%, 05/31/26	473,000	454,080
0.750%, 08/31/26	1,627,000	1,550,035
0.625%, 07/31/26	763,000	727,503
0.625%, 03/31/27	170,000	158,691
0.625%, 05/15/30	2,016,000	1,695,487
0.625%, 08/15/30	2,117,000	1,764,801

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2025 (UNAUDITED)

U.S. TREASURY OBLIGATIONS — continued
	Face Amount	Value
0.375%, 07/31/27	$892,000	$818,758
		21,721,776

Total U.S. Treasury Obligations
(Cost $44,313,703)		43,496,597
SOVEREIGN DEBT — 1.3%

CANADA — 0.2%
Canada Government International Bond
3.750%, 04/26/28	415,000	411,601

INDONESIA — 0.2%
Indonesia Government International Bond
4.550%, 01/11/28	315,000	313,987

MEXICO — 0.2%
Mexico Government International Bond
4.280%, 08/14/41	523,000	399,582

PANAMA — 0.1%
Panama Government International Bond
4.500%, 01/19/63	237,000	146,453

PHILIPPINES — 0.3%
Philippine Government International Bond
3.200%, 07/06/46	740,000	523,678

SOUTH KOREA — 0.1%
Korea Development Bank
4.375%, 02/15/28	209,000	209,250

URUGUAY — 0.2%
Oriental Republic of Uruguay
5.250%, 09/10/60	300,000	277,196

Total Sovereign Debt
(Cost $2,332,076)		2,281,747

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2025 (UNAUDITED)

MUNICIPAL BONDS — 0.5%
	Face Amount	Value
ILLINOIS — 0.2%
State of Illinois, GO
6.630%, 02/01/35	$288,462	$304,746

LOUISIANA — 0.2%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB
4.475%, 08/01/39	290,000	279,495

OHIO — 0.1%
JobsOhio Beverage System, Ser A, RB
2.833%, 01/01/38	310,000	257,414

Total Municipal Bonds
(Cost $831,244)		841,655
U.S. GOVERNMENT AGENCY OBLIGATION — 0.3%

Tennessee Valley Authority
3.875%, 03/15/28	439,000	437,763

Total U.S. Government Agency Obligation
(Cost $436,323)		437,763
ASSET-BACKED SECURITY — 0.2%

Automotive — 0.2%
Mercedes-Benz Auto Lease Trust, Ser 2024-A, Cl A4
5.320%, 02/15/30	300,000	305,555
Total Asset-Backed Security
(Cost $303,575)		305,555
SHORT-TERM INVESTMENT — 0.8%
	Shares
DWS Government Money Market Series, Institutional Shares, 4.390% (B)
(Cost $1,294,604)	1,294,604	1,294,604
Total Investments — 99.4%
(Cost $169,716,697)		$169,471,718

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2025 (UNAUDITED)

Percentages are based on Net Assets of $170,498,387.

(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end.
The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	The rate reported is the 7-day effective yield as of February 28, 2025.

Cl — Class
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
H15T1Y — US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
H15T5Y — US Treasury Yield Curve Constant Maturity Rate 5 Year
LLLP — Limited Liability Limited Partnership
Ltd. — Limited
MTN — Medium Term Note
RB — Revenue Bond
REIT — Real Estate investment Trust
Ser — Series
SOFRINDX — Secured Overnight Financing Rate Index
SOFRRATE — Secured Overnight Financing Rate
TSFR3M — 3 Month CME Term Secured US0003M — 3 Month USD Swap Rate

The following is a summary of the level of inputs used as of February 28, 2025, in valuing the Fund’s carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$75,763,538	$–	$75,763,538
Mortgage-Backed Securities	–	45,050,259	–	45,050,259
U.S. Treasury Obligations	–	43,496,597	–	43,496,597
Sovereign Debt	–	2,281,747	–	2,281,747
Municipal Bonds	–	841,655	–	841,655
U.S. Government Agency Obligation	–	437,763	–	437,763
Asset-Backed Security	–	305,555	–	305,555
Short-Term Investment	1,294,604	–	–	1,294,604
Total Investments in Securities	$1,294,604	$168,177,114	$–	$169,471,718

Amounts designated as “—” are $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC MUNICIPAL FIXED INCOME FUND
FEBRUARY 28, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 99.4%
	Shares	Value
MUNICIPAL BOND FUNDS — 99.4%
DFA Intermediate-Term Municipal Bond Portfolio, Cl I	355,430	$3,593,401
DFA Short-Term Municipal Bond Portfolio, Cl I	497,382	5,063,350
Dimensional National Municipal Bond ETF	151,000	7,281,220
iShares National Muni Bond ETF	78,965	8,502,951
iShares Short-Term National Muni Bond ETF	34,144	3,623,361
Schwab Municipal Bond ETF	154,000	3,997,840
Vanguard Intermediate Tax-Exempt Bond ETF	36,300	3,648,150
Vanguard Tax-Exempt Bond Index ETF	4,317	218,699
Total Registered Investment Companies
(Cost $35,734,316)		35,928,972
SHORT-TERM INVESTMENT — 0.6%

DWS Government Money Market Series, Institutional Shares, 4.390% (A)
(Cost $222,343)	222,343	222,343

Total Investments — 100.0%
(Cost $35,956,659)		$36,151,315

Percentages are based on Net Assets of $36,135,602.

(A)	The rate reported is the 7-day effective yield as of February 28, 2025.

Cl — Class
ETF — Exchange-Traded Fund

As of February 28, 2025, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 49.3%
	Face Amount	Value
AUSTRALIA — 2.5%
BHP Billiton Finance MTN
1.500%, 04/29/30	$292,000	$281,947
Brambles Finance
1.500%, 10/04/27	626,000	631,098
CSL Finance
4.250%, 04/27/32	681,000	654,942
Dyno Nobel Finance MTN
3.950%, 08/03/27	200,000	195,087
FMG Resources August 2006 Pty
4.500%, 09/15/27	384,000	374,631
Goodman US Finance Three
3.700%, 03/15/28	653,000	631,806
Macquarie Bank
3.624%, 06/03/30	330,000	306,461
Macquarie Group
5.491%, SOFRRATE + 2.865%, 11/09/33(A)	128,000	131,187
2.871%, SOFRRATE + 1.532%, 01/14/33(A)	12,000	10,400
Mineral Resources MTN
9.250%, 10/01/28	283,000	292,822
8.000%, 11/01/27	633,000	639,750
Northern Star Resources
6.125%, 04/11/33	321,000	334,824
Origin Energy Finance MTN
1.000%, 09/17/29	509,000	476,353
Perenti Finance Pty
7.500%, 04/26/29	738,000	767,690
Rio Tinto Finance USA
5.000%, 03/09/33	349,000	352,638
Santos Finance MTN
5.250%, 03/13/29	393,000	394,226
3.649%, 04/29/31	104,000	94,562
South32 Treasury
4.350%, 04/14/32	237,000	221,914
Vicinity Centres Trust MTN
1.125%, 11/07/29	579,000	547,228
		7,339,566

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
AUSTRIA — 0.7%
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse MTN
1.750%, 03/08/30	$300,000	$298,394
0.375%, 09/03/27	500,000	486,942
Erste Group Bank MTN
0.875%, 11/15/32(A)	200,000	195,225
Raiffeisen Bank International MTN
0.050%, 09/01/27	700,000	681,861
		1,662,422

BELGIUM — 0.3%
KBC Group
6.324%, H15T1Y + 2.050%, 09/21/34(A)	200,000	213,657
5.796%, H15T1Y + 2.100%, 01/19/29(A)	232,000	238,473
VGP
1.625%, 01/17/27	300,000	302,483
		754,613

CANADA — 2.4%
Air Canada
3.875%, 08/15/26	809,000	791,899
Air Canada 2020-1 Class C Pass Through Trust
10.500%, 07/15/26	16,000	17,040
Bank of Nova Scotia
0.010%, 01/14/27	882,000	875,880
Canadian National Railway
5.850%, 11/01/33	551,000	589,133
Canadian Natural Resources
3.850%, 06/01/27	377,000	370,844
2.950%, 07/15/30	352,000	317,686
Constellation Software
5.461%, 02/16/34	203,000	207,028
Enerflex
9.000%, 10/15/27	1,300,000	1,352,070
Fairfax Financial Holdings
2.750%, 03/29/28	514,000	526,010
Suncor Energy
7.150%, 02/01/32	532,000	586,501

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Toronto-Dominion Bank MTN
1.707%, 07/28/25	$842,000	$870,511
		6,504,602

CHILE — 0.0%
Empresa de los Ferrocarriles del Estado
3.830%, 09/14/61	237,000	155,374

CHINA — 0.5%
China Construction Bank
2.850%, H15T5Y + 1.400%, 01/21/32(A)	893,000	864,721
Industrial & Commercial Bank of China MTN
1.625%, 10/28/26	600,000	573,805
		1,438,526

CZECHIA — 0.1%
Ceska sporitelna MTN
5.943%, EUR003M + 2.400%, 06/29/27(A)	300,000	322,958

DENMARK — 0.6%
H Lundbeck MTN
0.875%, 10/14/27	529,000	521,290
Pandora MTN
4.500%, 04/10/28	563,000	610,137
Sydbank MTN
5.125%, EUSA1 + 1.850%, 09/06/28(A)	482,000	527,096
		1,658,523

FINLAND — 0.2%
Nokia
4.375%, 06/12/27	619,000	611,934

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FRANCE — 1.7%
Arkea Home Loans SFH MTN
3.000%, 03/30/27	$700,000	$734,632
Electricite de France
5.700%, 05/23/28	864,000	887,739
La Banque Postale MTN
4.000%, 05/03/28	1,400,000	1,502,910
La Banque Postale Home Loan SFH MTN
3.000%, 01/31/31	300,000	315,676
MMS USA Holdings MTN
1.750%, 06/13/31	200,000	192,564
Societe Generale
4.250%, 08/19/26	759,000	749,376
		4,382,897

GERMANY — 4.4%
Berlin Hyp MTN
1.750%, 05/10/32	49,000	47,998
1.250%, 08/25/25	47,000	48,487
0.010%, 01/27/31	689,000	615,493
Commerzbank MTN
3.375%, 12/12/25	312,000	326,438
Deutsche Bahn Finance GMBH MTN
1.125%, 05/29/51	1,128,000	716,177
Deutsche Bank MTN
1.875%, EUR003M + 1.380%, 02/23/28(A)	700,000	711,306
0.010%, 10/02/29	226,000	208,796
Deutsche Kreditbank
3.000%, 01/31/35	200,000	211,816
Deutsche Pfandbriefbank MTN
0.010%, 08/25/26	300,000	299,876
Fresenius Medical Care US Finance III
1.875%, 12/01/26	663,000	631,270
Hella GmbH & KGaA
0.500%, 01/26/27	659,000	649,436
Kreditanstalt fuer Wiederaufbau MTN
5.125%, 09/29/25	1,101,000	1,105,735
2.500%, 11/19/25	2,067,000	2,149,462
Landwirtschaftliche Rentenbank MTN
0.100%, 03/08/27	541,000	537,784

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
0.050%, 01/31/31	$1,131,000	$1,017,511
Muenchener Hypothekenbank eG MTN
2.750%, 09/24/25	816,000	847,713
NRW Bank
2.875%, 04/05/33	15,000	15,736
1.625%, 08/03/32	1,766,000	1,704,990
		11,846,024

GREECE — 1.1%
Danaos
8.500%, 03/01/28	1,275,000	1,302,067
Eurobank MTN
4.000%, EUSA1 + 1.800%, 09/24/30(A)	512,000	545,301
National Bank of Greece MTN
4.500%, EUR006M + 1.812%, 01/29/29(A)	502,000	541,956
Piraeus Bank MTN
4.625%, EUAMDB01 + 1.723%, 07/17/29(A)	495,000	534,422
		2,923,746

IRELAND — 0.2%
Flutter Treasury DAC
5.000%, 04/29/29	500,000	538,146

ITALY — 1.2%
Banco BPM MTN
6.000%, EUR003M + 3.300%, 01/21/28(A)	482,000	528,402
3.750%, 06/27/28	200,000	214,732
BPER Banca SPA MTN
4.250%, EUR003M + 1.600%, 02/20/30(A)	473,000	512,940
Enel Finance International
5.000%, 06/15/32	657,000	649,549
ERG MTN
0.500%, 09/11/27	672,000	658,971

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Intesa Sanpaolo MTN
4.000%, 09/23/29	$709,000	$681,799
		3,246,393

JAPAN — 0.4%
Aozora Bank
5.900%, 09/08/26	540,000	544,526
JT International Financial Services BV MTN
3.875%, 09/28/28	699,000	679,561
		1,224,087

LUXEMBOURG — 0.2%
ArcelorMittal
4.250%, 07/16/29	508,000	498,939

MEXICO — 0.1%
Infraestructura Energetica Nova SAPI
4.750%, 01/15/51	394,000	285,835

NETHERLANDS — 1.3%
IMCD
4.875%, 09/18/28	403,000	440,861
Koninklijke KPN MTN
0.875%, 11/15/33	600,000	511,499
Sandoz Finance BV
4.220%, 04/17/30	523,000	570,038
TenneT Holding BV MTN
0.875%, 06/16/35	954,000	812,200
Universal Music Group MTN
3.750%, 06/30/32	503,000	538,116
Wolters Kluwer
3.000%, 09/23/26	550,000	573,187
		3,445,901

NORWAY — 0.8%
Aker BP
5.600%, 06/13/28	488,000	499,567

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
DNB Bank
1.535%, H15T1Y + 0.720%, 05/25/27(A)	$588,000	$566,194
SpareBank 1 Sor-Norge MTN
4.875%, 08/24/28	491,000	540,699
Var Energi
7.500%, 01/15/28	606,000	644,100
		2,250,560

QATAR — 0.1%
QatarEnergy
3.300%, 07/12/51	200,000	138,775

SAUDI ARABIA — 0.1%
Gaci First Investment
5.375%, 10/13/22	202,000	172,217

SPAIN — 0.7%
CaixaBank
5.673%, SOFRINDX + 1.780%, 03/15/30(A)	660,000	676,549
Naturgy Finance Iberia MTN
3.625%, 10/02/34	500,000	523,557
Unicaja Banco MTN
5.125%, EUSA1 + 2.150%, 02/21/29(A)	500,000	549,481
		1,749,587

SUPRANATIONAL — 4.3%
African Development Bank
4.625%, 01/04/27	866,000	873,762
Asian Development Bank MTN
4.250%, 01/09/26	888,000	887,996
3.125%, 08/20/27	250,000	244,596
Council of Europe Development Bank MTN
3.125%, 09/13/28	1,548,000	1,649,000
European Investment Bank
4.500%, 10/16/28	484,000	490,964
0.750%, 10/26/26	728,000	689,833

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
0.375%, 09/15/27	$2,106,000	$2,086,989
Inter-American Development Bank MTN
4.500%, 05/15/26	1,060,000	1,064,394
3.500%, 09/14/29	16,000	15,604
International Bank for Reconstruction & Development
3.500%, 07/12/28	1,098,000	1,078,186
3.100%, 04/14/38	975,000	1,024,136
International Finance MTN
4.375%, 01/15/27	865,000	869,406
Nordic Investment Bank
5.000%, 10/15/25	835,000	837,634
		11,812,500

SWEDEN — 0.8%
Epiroc MTN
3.625%, 02/28/31	489,000	519,700
Molnlycke Holding MTN
4.250%, 09/08/28	184,000	198,561
0.875%, 09/05/29	491,000	463,365
Tele2 MTN
3.750%, 11/22/29	535,000	570,456
Telefonaktiebolaget LM Ericsson MTN
1.125%, 02/08/27	593,000	595,405
		2,347,487

SWITZERLAND — 0.4%
Holcim Finance Luxembourg MTN
0.500%, 11/29/26	201,000	201,461
0.125%, 07/19/27	490,000	479,667
Lonza Finance International
3.875%, 05/25/33	427,000	461,242
UBS Switzerland MTN
3.390%, 12/05/25	100,000	104,514
		1,246,884

UNITED ARAB EMIRATES — 0.2%
Abu Dhabi National Energy PJSC
4.696%, 04/24/33	637,000	620,680

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

UNITED KINGDOM — 4.3%
3i Group
4.875%, 06/14/29	$524,000	$579,124
Babcock International Group MTN
1.375%, 09/13/27	262,000	261,253
Barclays MTN
1.125%, 03/22/31(A)	789,000	801,039
BAT International Finance
5.931%, 02/02/29	31,000	32,256
1.668%, 03/25/26	723,000	700,763
Compass Group Finance Netherlands BV MTN
1.500%, 09/05/28	625,000	624,543
DCC Group Finance Ireland DAC MTN
4.375%, 06/27/31	291,000	313,071
easyJet MTN
3.750%, 03/20/31	321,000	339,016
Harbour Energy
5.500%, 10/15/26	551,000	550,595
HSBC Holdings
6.254%, SOFRRATE + 2.390%, 03/09/34(A)	514,000	545,954
4.762%, SOFRRATE + 2.530%, 03/29/33(A)	464,000	444,697
Imperial Brands Finance
6.125%, 07/27/27	434,000	447,505
3.875%, 07/26/29	247,000	236,877
Informa MTN
1.250%, 04/22/28	511,000	505,572
InterContinental Hotels Group MTN
2.125%, 05/15/27	625,000	641,447
National Grid
5.602%, 06/12/28	669,000	687,194
Nationwide Building Society MTN
3.960%, US0003M + 1.855%, 07/18/30(A)	351,000	338,236
2.250%, 05/16/37	799,000	764,618

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
NatWest Group
5.808%, H15T1Y + 1.950%, 09/13/29(A)	$619,000	$638,303
RELX Capital
3.000%, 05/22/30	744,000	687,235
Rolls-Royce MTN
1.625%, 05/09/28	260,000	260,203
Smith & Nephew
5.400%, 03/20/34	539,000	543,079
SSE MTN
4.000%, 09/05/31	100,000	109,020
Standard Chartered
0.800%, 11/17/29(A)	688,000	659,608
		11,711,208

UNITED STATES — 19.7%
COMMUNICATION SERVICES — 2.6%
AMC Networks
10.250%, 01/15/29	1,086,000	1,151,160
AT&T
2.050%, 05/19/32	438,000	423,237
Belo
7.750%, 06/01/27	387,000	403,791
Charter Communications Operating
5.050%, 03/30/29	729,000	724,509
Cogent Communications Group
3.500%, 05/01/26	834,000	814,479
Fox
6.500%, 10/13/33	285,000	305,893
3.500%, 04/08/30	338,000	318,873
Meta Platforms
4.600%, 05/15/28	281,000	284,063
Netflix
6.375%, 05/15/29	10,000	10,706
4.875%, 04/15/28	571,000	578,550
News
5.125%, 02/15/32	328,000	317,101
3.875%, 05/15/29	244,000	230,732
Paramount Global
4.200%, 06/01/29	65,000	61,868
3.375%, 02/15/28	553,000	529,361

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
COMMUNICATION SERVICES — continued
TEGNA
5.000%, 09/15/29	$781,000	$738,489
4.625%, 03/15/28	68,000	64,973
		6,957,785

CONSUMER DISCRETIONARY — 3.0%
Adtalem Global Education
5.500%, 03/01/28	1,521,000	1,509,288
Bath & Body Works
6.694%, 01/15/27	790,000	807,046
Block Financial
3.875%, 08/15/30	165,000	155,013
2.500%, 07/15/28	530,000	490,515
Choice Hotels International
3.700%, 01/15/31	595,000	547,795
Dick's Sporting Goods
3.150%, 01/15/32	10,000	8,901
Meritage Homes
5.125%, 06/06/27	526,000	527,259
3.875%, 04/15/29	17,000	16,268
NVR
3.000%, 05/15/30	734,000	669,932
Patrick Industries
4.750%, 05/01/29	1,405,000	1,340,049
PulteGroup
6.375%, 05/15/33	556,000	597,263
PVH
3.125%, 12/15/27	563,000	582,916
Travel + Leisure
6.625%, 07/31/26	775,000	785,618
		8,037,863

CONSUMER STAPLES — 0.7%
Philip Morris International
4.875%, 02/13/26	351,000	352,099
2.875%, 05/14/29	374,000	387,622
Pilgrim's Pride
4.250%, 04/15/31	644,000	606,308

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER STAPLES — continued
Smithfield Foods
4.250%, 02/01/27	$678,000	$665,185
		2,011,214

ENERGY — 1.6%
Antero Resources
7.625%, 02/01/29	188,000	193,150
California Resources
8.250%, 06/15/29	803,000	826,017
Coterra Energy
5.600%, 03/15/34	538,000	544,866
Expand Energy
4.750%, 02/01/32	586,000	555,561
Helix Energy Solutions Group
9.750%, 03/01/29	1,342,000	1,436,212
New Fortress Energy
6.500%, 09/30/26	800,000	753,738
Ovintiv
8.125%, 09/15/30	101,000	114,504
		4,424,048

FINANCIALS — 3.9%
American National Group
5.750%, 10/01/29	275,000	278,167
Aon
8.205%, 01/01/27	360,000	380,380
Apollo Management Holdings
4.872%, 02/15/29	129,000	130,230
Athene Global Funding MTN
0.832%, 01/08/27	464,000	463,649
Bank of America MTN
3.648%, 03/31/29(A)	150,000	159,507
BGC Group
8.000%, 05/25/28	260,000	278,825
Blue Owl Finance
3.125%, 06/10/31	532,000	471,297
Blue Owl Technology Finance II
6.750%, 04/04/29	68,000	69,941

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
CBRE Services
5.950%, 08/15/34	$197,000	$206,167
Citizens Financial Group
3.250%, 04/30/30	190,000	174,599
Discover Bank
4.650%, 09/13/28	620,000	616,927
Enact Holdings
6.250%, 05/28/29	557,000	573,343
F&G Global Funding
2.300%, 04/11/27	12,000	11,380
2.000%, 09/20/28	722,000	649,057
FactSet Research Systems
3.450%, 03/01/32	602,000	541,114
First American Financial
4.000%, 05/15/30	579,000	549,259
Franklin BSP Capital
7.200%, 06/15/29	152,000	157,980
Hercules Capital
3.375%, 01/20/27	35,000	33,786
2.625%, 09/16/26	594,000	569,589
M&T Bank
5.053%, SOFRRATE + 1.850%, 01/27/34(A)	78,000	76,347
Main Street Capital
3.000%, 07/14/26	561,000	543,943
NMI Holdings
6.000%, 08/15/29	247,000	251,116
SLM
3.125%, 11/02/26	800,000	770,515
Starwood Property Trust
7.250%, 04/01/29	228,000	237,119
3.625%, 07/15/26	800,000	778,492
Synchrony Financial
5.150%, 03/19/29	558,000	556,166
Synovus Bank
5.625%, 02/15/28	420,000	424,383
Synovus Financial
6.168%, SOFRRATE + 2.347%, 11/01/30(A)	88,000	89,829

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
US Bancorp
4.009%, EUR003M + 1.200%, 05/21/32(A)	$524,000	$565,918
		10,609,025

HEALTH CARE — 1.0%
Agilent Technologies
2.750%, 09/15/29	721,000	665,109
Centene
4.625%, 12/15/29	415,000	398,595
2.450%, 07/15/28	221,000	201,346
McKesson
5.100%, 07/15/33	187,000	190,032
Royalty Pharma
5.400%, 09/02/34	204,000	203,853
Stryker
3.650%, 03/07/28	714,000	696,846
Zimmer Biomet Holdings
3.518%, 12/15/32	492,000	515,568
		2,871,349

INDUSTRIALS — 2.6%
Acuity Brands Lighting
2.150%, 12/15/30	627,000	542,797
BWX Technologies
4.125%, 04/15/29	1,430,000	1,340,660
Cintas No. 2
3.700%, 04/01/27	281,000	277,273
CoreCivic
4.750%, 10/15/27	1,282,000	1,247,817
Flowserve
2.800%, 01/15/32	626,000	541,333
Hertz
12.625%, 07/15/29	1,191,000	1,255,347
Jacobs Engineering Group
6.350%, 08/18/28	616,000	646,419
Nordson
5.600%, 09/15/28	219,000	225,290

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INDUSTRIALS — continued
Pentair Finance Sarl
5.900%, 07/15/32	$272,000	$283,667
Quanta Services
5.250%, 08/09/34	60,000	59,548
Wabtec Transportation Netherlands BV
1.250%, 12/03/27	306,000	304,400
XPO
6.250%, 06/01/28	237,000	239,726
		6,964,277

INFORMATION TECHNOLOGY — 1.7%
Amphenol
4.750%, 03/30/26	628,000	629,355
ASGN
4.625%, 05/15/28	1,390,000	1,332,824
Gartner
4.500%, 07/01/28	554,000	541,857
Trimble
6.100%, 03/15/33	257,000	271,202
VeriSign
2.700%, 06/15/31	627,000	547,748
Viavi Solutions
3.750%, 10/01/29	1,473,000	1,350,121
		4,673,107

MATERIALS — 0.2%
AptarGroup
3.600%, 03/15/32	452,000	412,941
Packaging Corp of America
5.700%, 12/01/33	38,000	39,381
		452,322

REAL ESTATE — 0.9%
Agree
2.600%, 06/15/33	114,000	93,951
Broadstone Net Lease
2.600%, 09/15/31	543,000	459,719

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
REAL ESTATE — continued
EPR Properties
4.950%, 04/15/28	$550,000	$546,697
Essential Properties
2.950%, 07/15/31	10,000	8,670
RLJ Lodging Trust
4.000%, 09/15/29	605,000	555,470
3.750%, 07/01/26	800,000	785,252
Tanger Properties
2.750%, 09/01/31	55,000	47,563
		2,497,322

UTILITIES — 1.5%
Alliant Energy Finance
3.600%, 03/01/32	143,000	130,068
Black Hills
5.950%, 03/15/28	620,000	642,473
Constellation Energy Generation
6.125%, 01/15/34	341,000	360,646
5.800%, 03/01/33	72,000	74,685
Duke Energy
3.850%, 06/15/34	245,000	256,522
3.750%, 04/01/31	228,000	241,442
3.100%, 06/15/28	153,000	159,878
NRG Energy
2.450%, 12/02/27	592,000	554,717
PPL Electric Utilities
5.000%, 05/15/33	107,000	108,046
Vistra Operations
4.300%, 07/15/29	432,000	419,263
3.700%, 01/30/27	267,000	261,236
Xcel Energy
5.450%, 08/15/33	631,000	637,075
		3,846,051

		53,344,363
Total Corporate Obligations
(Cost $135,512,338)		134,234,747

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2025 (UNAUDITED)

SOVEREIGN DEBT — 23.2%
	Face Amount	Value
AUSTRIA — 0.2%
Republic of Austria Government Bond
0.250%, 10/20/36	$526,000	$403,695

BELGIUM — 1.0%
Kingdom of Belgium Government Bond
2.750%, 04/22/39	2,833,000	2,783,243

CANADA — 2.8%
Canada Housing Trust No. 1
4.150%, 06/15/33	16,000	11,875
1.600%, 12/15/31	3,585,000	2,268,783
		2,280,658
Canadian Government Bond
1.750%, 12/01/53	226,000	115,794

Province of British Columbia Canada
4.800%, 11/15/28	802,000	817,076

Province of Ontario Canada
3.600%, 03/08/28	1,225,000	867,914
3.100%, 05/19/27	938,000	916,213
2.550%, 12/02/52	1,922,000	998,846
		2,782,973
Province of Quebec Canada
4.400%, 12/01/55	1,349,000	982,250
3.625%, 04/13/28	917,000	901,321
		1,883,571
CHILE — 0.4%
Chile Government International Bond
1.250%, 01/22/51	457,000	265,480
0.100%, 01/26/27	907,000	895,719
		1,161,199
FRANCE — 4.2%
Action Logement Services MTN
0.375%, 10/05/31	1,500,000	1,314,779

French Republic Government Bond OAT
1.250%, 05/25/38	5,000	4,043

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2025 (UNAUDITED)

SOVEREIGN DEBT — continued
	Face Amount	Value
0.000%, 05/25/32(1)	$11,989,000	$10,170,725
		10,174,768
GERMANY — 1.7%
Bundesrepublik Deutschland Bundesanleihe
1.000%, 05/15/38	1,943,775	1,665,251
0.000%, 08/15/52(1)	7,000	3,565
		1,668,816
Bundesschatzanweisungen
2.900%, 06/18/26	1,730,268	1,813,267

State of North Rhine-Westphalia Germany MTN
3.400%, 03/07/73	72,000	79,091
2.900%, 01/15/53	965,000	948,615
		1,027,706
HONG KONG — 0.1%
Hong Kong Government International Bond MTN
1.375%, 02/02/31	200,000	170,531

HUNGARY — 0.1%
Hungary Government International Bond
5.250%, 06/16/29	200,000	199,495

INDONESIA — 0.1%
Indonesia Government International Bond
4.550%, 01/11/28	200,000	199,357

ISRAEL — 0.2%
Israel Government International Bond MTN
6.500%, 11/06/31	212,000	226,692
5.000%, 10/30/26	340,000	362,911
		589,603
ITALY — 1.3%
Italy Buoni Poliennali Del Tesoro
3.850%, 07/01/34	2,467,000	2,656,086
2.150%, 03/01/72	1,395,000	903,909
		3,559,995

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2025 (UNAUDITED)

SOVEREIGN DEBT — continued
	Face Amount	Value
JAPAN — 4.5%
Japan Bank for International Cooperation
3.875%, 09/16/25	$240,000	$239,154

Japan Government Forty Year Bond
1.300%, 03/20/63	374,200,000	1,723,705

Japan Government Ten Year Bond
0.600%, 12/20/33	157,400,000	987,558
0.400%, 06/20/33	11,600,000	72,090
		1,059,648
Japan Government Thirty Year Bond
1.200%, 06/20/53	491,650,000	2,510,060

Japan Government Twenty Year Bond
0.500%, 03/20/41	1,173,800,000	6,350,066
0.400%, 06/20/41	107,350,000	567,318
		6,917,384
MEXICO — 0.1%
Mexico Government International Bond
5.400%, 02/09/28	207,000	208,268

NETHERLANDS — 0.4%
Netherlands Government Bond
2.000%, 01/15/54	672,000	586,957
0.500%, 07/15/32	496,000	447,847
		1,034,804
PERU — 0.1%
Peruvian Government International Bond
3.230%, 07/28/21	337,000	185,950

ROMANIA — 0.1%
Romanian Government International Bond
3.625%, 03/27/32	206,000	172,536

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2025 (UNAUDITED)

SOVEREIGN DEBT — continued
	Face Amount	Value
SAUDI ARABIA — 0.2%
Saudi Government International Bond MTN
4.750%, 01/18/28	$430,000	$430,649

SOUTH KOREA — 0.2%
Korea Development Bank
4.000%, 09/08/25	639,000	636,990

SPAIN — 1.6%
Spain Government Bond
1.900%, 10/31/52	245,000	175,904
1.450%, 10/31/71	1,000	518
0.800%, 07/30/29	4,399,000	4,247,872
		4,424,294
SUPRANATIONAL — 1.8%
European Financial Stability Facility
2.750%, 08/17/26	1,255,000	1,311,155

European Union MTN
2.750%, 10/05/26	2,767,000	2,896,230
0.700%, 07/06/51	1,056,000	600,721
		3,496,951
UNITED KINGDOM — 2.1%
United Kingdom Gilt
1.125%, 01/31/39	8,201,922	5,747,428
		5,747,428
Total Sovereign Debt
(Cost $66,429,549)		63,045,502
U.S. TREASURY OBLIGATIONS — 13.6%

U.S. Treasury Bonds
1.875%, 11/15/51	1,357,800	795,639
1.750%, 08/15/41	25,070,300	17,107,541
		17,903,180

U.S. Treasury Notes
3.375%, 05/15/33	2,388,000	2,260,205
2.625%, 07/31/29	12,671,500	11,968,628

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2025 (UNAUDITED)

U.S. TREASURY OBLIGATIONS — continued
	Face Amount	Value
1.375%, 11/15/31	$5,742,700	$4,829,700
		19,058,533

Total U.S. Treasury Obligations
(Cost $36,760,339)		36,961,713
MORTGAGE-BACKED SECURITIES — 11.5%

Agency Mortgage Backed Obligations — 11.5%
FHLMC
6.000%, 08/01/53	343,020	353,741
2.500%, 01/01/52	1,127,999	953,998
FHLMC Multifamily Structured Pass Through Certificates, Ser K102, Cl A1
2.184%, 05/25/29	409,551	391,555
FHLMC Multifamily Structured Pass Through Certificates, Ser K122, Cl A1
0.863%, 05/25/30	597,547	542,140
FHLMC Multifamily Structured Pass Through Certificates, Ser K126, Cl A1
1.319%, 10/25/30	294,333	274,208
FHLMC Multifamily Structured Pass Through Certificates, Ser K747, Cl AM
1.752%, 12/25/28(A)	1,500,000	1,366,993
FNMA
6.500%, 01/01/53	741,999	767,152
6.000%, 08/01/53	917,120	933,773
5.500%, 12/01/52	1,605,742	1,621,718
5.000%, 10/01/52	1,572,327	1,552,117
3.500%, 12/01/52	1,827,380	1,660,072
3.000%, 06/01/52	5,257,381	4,584,545
2.500%, 01/01/52	3,712,742	3,178,123
2.000%, 03/01/52	9,475,657	7,736,709
1.500%, 12/01/36	1,064,366	876,658
GNMA
5.500%, 09/20/53	1,173,792	1,179,386
5.000%, 07/20/53	1,271,706	1,257,740
3.500%, 05/20/52	1,052,379	968,523
2.000%, 04/20/52	1,479,481	1,215,563

Total Mortgage-Backed Securities
(Cost $31,461,619)		31,414,714

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2025 (UNAUDITED)

SHORT-TERM INVESTMENT — 1.4%
	Shares	Value
DWS Government Money Market Series, Institutional Shares, 4.390% (B)
(Cost $3,700,830)	3,700,830	$3,700,830

Total Investments — 99.0%
(Cost $273,864,675)		$269,357,506

A list of the open centrally cleared swap contracts held by the Fund at February 28, 2025, is as follows:

Interest Rate Swap
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
IW 2 CNY-CURVE FLOAT	0.0165 FIXED	Quarterly	03/19/2030	CNY	173,500,000	$3,324	$–	$3,324

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2025 (UNAUDITED)

A list of the open forward foreign currency contracts held by the Fund at February 28, 2025, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Barclays PLC	03/05/25	EUR	563,065	USD	582,447	$(1,804)
BNP Paribas	03/05/25	CAD	7,572,861	USD	5,239,436	$3,852
Goldman Sachs	03/05/25	GBP	5,081,194	USD	6,310,252	$(81,281)
Goldman Sachs	04/03/25	EUR	78,965,867	USD	82,289,312	$226,818
HSBC	03/05/25	EUR	402,497	USD	418,184	$542
HSBC	04/03/25	GBP	4,488,552	USD	5,657,164	$11,476
HSBC	04/03/25	JPY	1,870,836,545	USD	12,459,606	$(18,617)
Midland Walwyn Capital Inc.	03/05/25	EUR	78,000,305	USD	81,052,075	$116,899
Midland Walwyn Capital Inc.	03/05/25	JPY	1,870,836,545	USD	12,132,133	$(303,131)
Morgan Stanley	03/05/25	USD	732,076	GBP	592,642	$13,396
RBC	04/03/25	CAD	7,572,861	USD	5,257,288	$14,729
						$(17,121)

Percentages are based on Net Assets of $272,025,308.

(1)	No Interest Rate Available.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end.
The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	The rate reported is the 7-day effective yield as of February 28, 2025.

Cl — Class
DAC — Designated Activity Company
EUAMDB01 - EURIBOR ICE Swap Rate 1 Year
EUR003M — Euribor 3 Month
EUR006M — Euribor 6 Month
EUSA1 — EUR Swap Annual 1 Yr
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
H15T1Y — US Treasury Yield Curve Constant Maturity Rate 1 Year
H15T5Y — US Treasury Yield Curve Constant Maturity Rate 5 Year
MTN — Medium Term Note
PJSC — Public Joint-Stock Company

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2025 (UNAUDITED)

Pty — Proprietary
Ser — Series
SOFRINDX — Secured Overnight Financing Rate Index
SOFRRATE — Secured Overnight Financing Rate
US0003M — 3 Month USD Swap Rate

The following is a summary of the level of inputs used as of February 28, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$134,234,747	$–	$134,234,747
Sovereign Debt	–	63,045,502	–	63,045,502
U.S. Treasury Obligations	–	36,961,713	–	36,961,713
Mortgage-Backed Securities	–	31,414,714	–	31,414,714
Short-Term Investment	3,700,830	–	–	3,700,830
Total Investments in Securities	$3,700,830	$265,656,676	$–	$269,357,506

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Interest Rate Swap^
Unrealized Appreciation	$–	$3,324	$–	$3,324
Forward Contracts^
Unrealized Appreciation	–	387,712	–	387,712
Unrealized Depreciation	–	(404,833)	–	(404,833)
Total Other Financial Instruments	$–	$(13,797)	$–	$(13,797)

^Swaps and Forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC ALTERNATIVES FUND
FEBRUARY 28, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 94.6%
	Shares	Value
EQUITY FUNDS — 94.6%
AQR Alternative Risk Premia Fund, Cl R6	28,269	$352,797
AQR Diversified Arbitrage Fund, Cl R6 (A)	272,895	3,370,248
AQR Managed Futures Strategy Fund, Cl R6	186,903	1,650,350
AQR Style Premia Alternative Fund, Cl R6	166,135	1,398,860
Total Registered Investment Companies
(Cost $6,004,299)		6,772,255
SHORT-TERM INVESTMENT — 5.0%

DWS Government Money Market Series, Institutional Shares, 4.390% (B)
(Cost $352,548)	352,548	352,548
Total Investments — 99.6%
(Cost $6,356,847)		$7,124,803

Percentages are based on Net Assets of $7,156,930.

(A)	Represents greater than 25% of the Fund’s total investments. For further financial information, please go to the Fund’s website https://funds.aqr.com/funds/aqr-diversified-arbitrage-fund.
(B)	The rate reported is the 7-day effective yield as of February 28, 2025.

Cl — Class

As of February 28, 2025, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
FEBRUARY 28, 2025 (UNAUDITED)

Statements of Assets and Liabilities

	US Equity Fund	International Equity Fund	Global Equity Fund	Tax-Managed Global Equity Fund
Assets:
Investments, at Value †	$414,585,452	$210,785,249	$389,783,563	$142,926,458
Foreign Currency, at Value ††	–	365,334	348,609	–
Cash	17,400	–	–	–
Receivable for Capital Shares Sold	548,186	292,674	572,758	17,003
Dividends and Interest Receivable	286,493	109,343	244,555	6,290
Cash Collateral on Futures Contracts	70,455	367,577	282,001	–
Receivable for Investment Securities Sold	40,830	–	30,369	–
Reclaim Receivable	388	155,710	128,041	–
Unrealized Appreciation on Spot Currency Contracts	–	–	230	–
Prepaid Expenses	72,939	22,513	15,579	33,985
Total Assets	415,622,143	212,098,400	391,405,705	142,983,736
Liabilities:
Payable for Capital Shares Redeemed	333,238	174,016	352,971	78,884
Shareholder Servicing Fees Payable	144,469	67,649	130,845	49,430
Payable Due to Adviser	99,033	56,955	91,989	15,345
Payable for Investment Securities Purchased	54,049	–	36,033	–
Printing Fees Payable	32,709	15,025	30,227	10,896
Custodian Fees Payable	31,416	64,957	80,934	5,252
Unrealized Depreciation on Futures Contracts	27,664	96,138	73,205	–
ReFlow Fees Payable (Note 2)	16,206	–	–	10,637
Payable Due to Administrator	9,458	4,735	8,832	3,218
Transfer Agent Fees Payable	7,108	6,328	6,962	6,076
Audit Fees Payable	6,957	6,957	6,957	6,957
Chief Compliance Officer Fees Payable	4,383	2,169	4,041	1,406
Trustees Fees Payable	3,489	3,489	3,489	3,489
Unrealized Depreciation on Spot Currency Contracts	–	113	–	–
Due to Custodian	–	84,471	62,958	–
Accrued Foreign Capital Gain Tax	–	9,534	423	–
Other Accrued Expenses	11,049	5,832	1,789	–
Total Liabilities	781,228	598,368	891,655	191,590
Commitments and Contingencies ‡
Net Assets	$414,840,915	$211,500,032	$390,514,050	$142,792,146
† Cost of Investments	$238,579,455	$151,882,647	$251,737,239	$101,501,956
†† Cost of Foreign Currency	–	371,191	350,442	–
Net Assets Consist of:
Paid-in Capital	$209,322,410	$153,577,297	$233,345,584	$94,019,999
Total Distributable Earnings	205,518,505	57,922,735	157,168,466	48,772,147
Net Assets	$414,840,915	$211,500,032	$390,514,050	$142,792,146

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
FEBRUARY 28, 2025 (UNAUDITED)

Statements of Assets and Liabilities- continued

	US Equity Fund	International Equity Fund	Global Equity Fund	Tax-Managed Global Equity Fund

Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	28,420,454	17,310,181	30,240,667	8,990,064
Class I Shares Net Asset Value, Offering and Redemption Price Per Share	$14.60	$12.22	$12.91	$15.88

‡ See Note 6 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
FEBRUARY 28, 2025 (UNAUDITED)

Statements of Assets and Liabilities

	US Systematic Fixed Income Fund	Municipal Fixed Income Fund	Global Systematic Fixed Income Fund	Alternatives Fund
Assets:
Investments, at Value †	$169,471,718	$36,151,315	$269,357,506	$7,124,803
Foreign Currency, at Value ††	–	–	34,783	–
Receivable for Investment Securities Sold	5,167,043	–	7,439,800	–
Dividends and Interest Receivable	1,250,614	1,343	2,521,055	1,226
Receivable for Capital Shares Sold	21,066	12,022	68,378	24,999
Reclaim Receivable	973	–	4,913	–
Unrealized Appreciation on Spot Currency Contracts	–	–	17,092	–
Cash Collateral on Swap Contracts	–	–	533,000	–
Unrealized Appreciation on Forward Foreign Currency Contracts	–	–	387,712	–
Reimbursement from Adviser	–	4,316	–	8,830
Receivable for Variation Margin on Swaps	–	–	37,728	–
Prepaid Expenses	12,855	17,962	14,827	17,454
Total Assets	175,924,269	36,186,958	280,416,794	7,177,312
Liabilities:
Payable for Investment Securities Purchased	4,917,984	–	7,207,466	–
Payable for Capital Shares Redeemed	371,738	16,893	160,737	–
Shareholder Servicing Fees Payable	53,976	12,284	87,226	3,177
Payable Due to Adviser	27,946	–	61,257	–
Printing Fees Payable	11,867	2,584	20,436	431
Audit Fees Payable	6,957	6,957	6,957	6,957
Transfer Agent Fees Payable	6,251	5,733	6,565	5,461
Payable Due to Administrator	3,747	803	6,032	156
Trustees Fees Payable	3,489	3,489	3,489	3,489
Chief Compliance Officer Fees Payable	1,797	368	2,886	69
Income Distributions Payable	78	61	–	–
Interest on Swaps Payable	–	–	116,741	–
Unrealized Depreciation on Forward Foreign Currency Contracts	–	–	404,833	–
Unrealized Depreciation on Spot Currency Contracts	–	–	257,155	–
Other Accrued Expenses	20,052	2,184	49,706	642
Total Liabilities	5,425,882	51,356	8,391,486	20,382
Commitments and Contingencies ‡
Net Assets	$170,498,387	$36,135,602	$272,025,308	$7,156,930
† Cost of Investments	$169,716,697	$35,956,659	$273,864,675	$6,356,847
†† Cost of Foreign Currency	–	–	35,001	–
Net Assets Consist of:
Paid-in Capital	$187,726,690	$36,898,371	$309,868,703	$8,035,979

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
FEBRUARY 28, 2025 (UNAUDITED)

Statements of Assets and Liabilities

	US Systematic Fixed Income Fund	Municipal Fixed Income Fund	Global Systematic Fixed Income Fund	Alternatives Fund
Total Accumulated Loss	(17,228,303)	(762,769)	(37,843,395)	(879,049)
Net Assets	$170,498,387	$36,135,602	$272,025,308	$7,156,930

Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	17,845,455	3,595,440	29,479,244	604,986
Class I Shares Net Asset Value, Offering and Redemption Price Per Share	$9.55	$10.05	$9.23	$11.83

‡ See Note 6 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
FEBRUARY 28, 2025 (UNAUDITED)

Statements of Operations

	US Equity Fund	International Equity Fund	Global Equity Fund	Tax-Managed Global Equity Fund
Investment Income:
Dividend Income	$3,428,038	$4,249,712	$4,645,211	$2,332,345
Interest Income	–	6,821	–	–
Less: Foreign Taxes Withheld	–	(143,668)	(105,394)	–
Total Investment Income	3,428,038	4,112,865	4,539,817	2,332,345

Expenses:
Investment Advisory Fees	1,200,483	744,365	1,263,629	472,560
Shareholder Servicing Fees	268,948	128,256	245,186	85,712
Administration Fees	62,970	30,677	57,866	20,975
Trustees' Fees	7,133	7,133	7,133	7,133
Chief Compliance Officer Fees	6,786	3,277	6,226	2,289
Custodian Fees	31,190	62,956	80,677	5,331
Legal Fees	20,134	9,833	18,489	6,648
Printing Fees	18,562	9,393	16,974	6,176
Reflow Fees (Note 2)	16,206	–	–	10,637
Transfer Agent Fees	14,112	12,545	13,794	11,944
Registration Fees	12,598	10,728	12,647	10,482
Audit Fees	11,169	11,169	11,169	11,169
Insurance and Other Expenses	25,052	19,950	25,209	5,856

Total Expenses	1,695,343	1,050,282	1,758,999	656,912
Less:
Waiver of Investment Advisory Fees	(429,876)	(328,205)	(524,609)	(281,611)
Reimbursement by Investment Adviser	(66,017)	(31,482)	(112,141)	(70,222)
Net Expenses	1,199,450	690,595	1,122,249	305,079

Net Investment Income	2,228,588	3,422,270	3,417,568	2,027,266

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
FEBRUARY 28, 2025 (UNAUDITED)

Statements of Operations- continued

	US Equity Fund	International Equity Fund	Global Equity Fund	Tax-Managed Global Equity Fund
Net Realized Gain (Loss) on:
Investments	$28,113,879	$6,145,991	$28,060,065	$680,643
Futures Contracts	88,781	(698,542)	(558,428)	–
Foreign Currency Transactions	–	(103,617)	(104,438)	–
Distributions from Registered Investment Companies	1,584,053	88,518	1,131,695	2,594,298
Redemptions In-Kind	–	–	–	4,751,812
Forward Foreign Currency Contracts	–	(1,254)	–	–
Net Realized Gain (Loss)	29,786,713	5,431,096	28,528,894	8,026,753
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(14,903,110)	(10,356,285)	(21,085,991)	(6,307,177)
Accrued foreign capital gains tax on appreciated securities	–	4,735	6,236	–
Futures Contracts	(58,668)	(142,322)	(114,658)	–
Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	(36)	(9,028)	(8,195)	–
Net Change in Unrealized Appreciation (Depreciation)	(14,961,814)	(10,502,900)	(21,202,608)	(6,307,177)
Net Realized and Unrealized Gain (Loss)	14,824,899	(5,071,804)	7,326,286	1,719,576
Net Increase (Decrease) in Net Assets Resulting from Operations	$17,053,487	$(1,649,534)	$10,743,854	$3,746,842

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
FEBRUARY 28, 2025 (UNAUDITED)

Statements of Operations

	US Systematic Fixed Income Fund	Municipal Fixed Income Fund	Global Systematic Fixed Income Fund	Alternatives Fund
Investment Income:
Dividend Income	$22,802	$462,170	$105,423	$204,581
Interest Income	4,407,651	–	5,872,289	–
Less: Foreign Taxes Withheld	(1,410)	–	(19,493)	–
Total Investment Income	4,429,043	462,170	5,958,219	204,581

Expenses:
Investment Advisory Fees	380,602	84,469	702,975	43,179
Shareholder Servicing Fees	100,978	20,661	160,523	3,284
Administration Fees	24,400	5,186	39,001	966
Trustees' Fees	7,133	7,133	7,133	7,133
Chief Compliance Officer Fees	2,583	558	4,128	102
Custodian Fees	14,433	1,370	35,920	242
Transfer Agent Fees	12,311	11,256	12,924	10,962
Registration Fees	11,361	9,792	12,496	9,426
Audit Fees	11,169	11,169	11,169	11,169
Legal Fees	7,806	1,643	12,452	304
Printing Fees	7,583	1,582	11,367	312
Insurance and Other Expenses	39,496	14,476	49,651	14,056

Total Expenses	619,855	169,295	1,059,739	101,135
Less:
Waiver of Investment Advisory Fees	(109,922)	(39,940)	(243,265)	(34,564)
Reimbursement by Investment Adviser	(70,511)	(55,634)	(46,587)	(49,850)
Net Expenses	439,422	73,721	769,887	16,721

Net Investment Income	3,989,621	388,449	5,188,332	187,860

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
FEBRUARY 28, 2025 (UNAUDITED)

Statements of Operations- continued

	US Systematic Fixed Income Fund	Municipal Fixed Income Fund	Global Systematic Fixed Income Fund	Alternatives Fund
Net Realized Gain (Loss) on:
Investments	$(111,594)	$(377,375)	$(845,865)	$13,120
Forward Foreign Currency Contracts	–	–	–	–
Foreign Currency Transactions	–	–	5,184,125	–
Distributions from Registered Investment Companies	–	–	1,131,695	–
Swap Contracts	–	–	169,049	–
Net Realized Gain (Loss)	(111,594)	(377,375)	5,639,004	13,120
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(2,299,754)	466,518	(8,458,921)	142,538
Swap Contracts	–	–	(4,232)	–
Forward Foreign Currency Contracts	–	–	1,885,979	–
Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	–	–	51,935	–
Net Change in Unrealized Appreciation (Depreciation)	(2,299,754)	466,518	(6,525,239)	142,538
Net Realized and Unrealized Gain (Loss)	(2,411,348)	89,143	(886,235)	155,658
Net Increase in Net Assets Resulting from Operations	$1,578,273	$477,592	$4,302,097	$343,518

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

Statements of Changes in Net Assets

	US Equity Fund
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024
Operations:
Net Investment Income	$2,228,588	$5,004,847
Net Realized Gain	29,786,713	76,327,246
Net Change in Unrealized Appreciation (Depreciation)	(14,961,814)	29,905,813
Net Increase in Net Assets Resulting from Operations	17,053,487	111,237,906

Distributions	(58,904,445)	(20,162,680)

Capital Share Transactions:
Class I Shares:
Issued	36,818,830	49,573,707
Reinvestment of Distributions	58,883,422	20,162,680
Redeemed	(100,311,664)	(229,127,425)*
Net Class I Share Transactions	(4,609,412)	(159,391,038)
Net Decrease in Net Assets from Share Transactions	(4,609,412)	(159,391,038)
Total Decrease in Net Assets	(46,460,370)	(68,315,812)

Net Assets:
Beginning of Period/Year	461,301,285	529,617,097
End of Period/Year	$414,840,915	$461,301,285

Share Transactions:
Class I Shares:
Issued	2,287,501	3,332,203
Reinvestment of Distributions	4,084,512	1,448,181
Redeemed	(6,241,284)	(15,862,360)*
Net Increase (Decrease) in Shares Outstanding from Share Transactions	130,729	(11,081,976)

*	Includes redemption in-kind transactions. See additional information contained in Note 2.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

Statements of Changes in Net Assets

	International Equity Fund
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024
Operations:
Net Investment Income	$3,422,270	$6,545,560
Net Realized Gain	5,431,096	12,058,521
Net Change in Unrealized Appreciation (Depreciation)	(10,502,900)	20,104,009
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,649,534)	38,708,090

Distributions	(6,846,838)	(9,010,866)

Capital Share Transactions:
Class I Shares:
Issued	10,435,196	17,922,972
Reinvestment of Distributions	6,845,623	9,010,866
Redeemed	(28,560,172)	(97,522,133)
Net Class I Share Transactions	(11,279,353)	(70,588,295)
Net Decrease in Net Assets from Share Transactions	(11,279,353)	(70,588,295)
Total Decrease in Net Assets	(19,775,725)	(40,891,071)

Net Assets:
Beginning of Period/Year	231,275,757	272,166,828
End of Period/Year	$211,500,032	$231,275,757

Share Transactions:
Class I Shares:
Issued	850,818	1,535,812
Reinvestment of Distributions	586,098	784,236
Redeemed	(2,303,815)	(8,375,545)
Net Decrease in Shares Outstanding from Share Transactions	(866,899)	(6,055,497)

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

Statements of Changes in Net Assets

	Global Equity Fund
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024
Operations:
Net Investment Income	$3,417,568	$7,557,140
Net Realized Gain	28,528,894	45,295,366
Net Change in Unrealized Appreciation (Depreciation)	(21,202,608)	37,688,210
Net Increase in Net Assets Resulting from Operations	10,743,854	90,540,716

Distributions	(58,966,351)	(17,396,178)

Capital Share Transactions:
Class I Shares:
Issued	16,632,933	28,830,557
Reinvestment of Distributions	58,949,593	17,396,178
Redeemed	(63,477,842)	(191,254,365)
Net Class I Share Transactions	12,104,684	(145,027,630)
Net Increase (Decrease) in Net Assets from Share Transactions	12,104,684	(145,027,630)
Total Decrease in Net Assets	(36,117,813)	(71,883,092)

Net Assets:
Beginning of Period/Year	426,631,863	498,514,955
End of Period/Year	$390,514,050	$426,631,863

Share Transactions:
Class I Shares:
Issued	1,193,649	2,179,792
Reinvestment of Distributions	4,645,562	1,346,753
Redeemed	(4,474,677)	(14,512,413)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	1,364,534	(10,985,868)

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

Statements of Changes in Net Assets

	Tax-Managed Global Equity Fund
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024
Operations:
Net Investment Income	$2,027,266	$2,757,350
Net Realized Gain	8,026,753	2,924,708
Net Change in Unrealized Appreciation (Depreciation)	(6,307,177)	21,464,556
Net Increase in Net Assets Resulting from Operations	3,746,842	27,146,614

Distributions	(5,217,417)	(3,049,679)

Capital Share Transactions:
Class I Shares:
Issued	16,661,959	18,093,924
Reinvestment of Distributions	5,200,375	3,049,679
Redeemed	(26,575,986)*	(35,234,885)
Net Class I Share Transactions	(4,713,652)	(14,091,282)
Net Decrease in Net Assets from Share Transactions	(4,713,652)	(14,091,282)
Total Increase (Decrease) in Net Assets	(6,184,227)	10,005,653

Net Assets:
Beginning of Period/Year	148,976,373	138,970,720
End of Period/Year	$142,792,146	$148,976,373

Share Transactions:
Class I Shares:
Issued	1,039,549	1,270,310
Reinvestment of Distributions	335,097	215,206
Redeemed	(1,657,296)*	(2,461,034)
Net Decrease in Shares Outstanding from Share Transactions	(282,650)	(975,518)

*	Includes redemption in-kind transactions. See additional information contained in Note 2.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

Statements of Changes in Net Assets

	US Systematic Fixed Income Fund
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024
Operations:
Net Investment Income	$3,989,621	$8,108,617
Net Realized Loss	(111,594)	(13,923,733)
Net Change in Unrealized Appreciation (Depreciation)	(2,299,754)	17,986,655
Net Increase in Net Assets Resulting from Operations	1,578,273	12,171,539

Distributions	(3,810,302)	(7,839,863)

Capital Share Transactions:
Class I Shares:
Issued	11,635,081	21,416,165
Reinvestment of Distributions	3,809,805	7,839,441
Redeemed	(19,843,413)	(80,586,191)
Net Class I Share Transactions	(4,398,527)	(51,330,585)
Net Decrease in Net Assets from Share Transactions	(4,398,527)	(51,330,585)
Total Decrease in Net Assets	(6,630,556)	(46,998,909)

Net Assets:
Beginning of Period/Year	177,128,943	224,127,852
End of Period/Year	$170,498,387	$177,128,943

Share Transactions:
Class I Shares:
Issued	1,223,258	2,266,878
Reinvestment of Distributions	400,246	829,907
Redeemed	(2,076,495)	(8,535,697)
Net Decrease in Shares Outstanding from Share Transactions	(452,991)	(5,438,912)

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

Statements of Changes in Net Assets

	Municipal Fixed Income Fund
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024
Operations:
Net Investment Income	$388,449	$790,159
Net Realized Loss	(377,375)	(261,964)
Net Change in Unrealized Appreciation	466,518	899,257
Net Increase in Net Assets Resulting from Operations	477,592	1,427,452

Distributions	(387,819)	(790,155)

Capital Share Transactions:
Class I Shares:
Issued	4,045,825	8,201,422
Reinvestment of Distributions	387,268	789,668
Redeemed	(4,354,786)	(13,601,535)
Net Class I Share Transactions	78,307	(4,610,445)
Net Increase (Decrease) in Net Assets from Share Transactions	78,307	(4,610,445)
Total Increase (Decrease) in Net Assets	168,080	(3,973,148)

Net Assets:
Beginning of Period/Year	35,967,522	39,940,670
End of Period/Year	$36,135,602	$35,967,522

Share Transactions:
Class I Shares:
Issued	404,093	826,637
Reinvestment of Distributions	38,708	79,443
Redeemed	(435,116)	(1,367,856)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	7,685	(461,776)

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

Statements of Changes in Net Assets

	Global Systematic Fixed Income Fund
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024
Operations:
Net Investment Income	$5,188,332	$14,765,579
Net Realized Gain (Loss)	5,639,004	(35,040,562)
Net Change in Unrealized Appreciation (Depreciation)	(6,525,239)	40,377,134
Net Increase in Net Assets Resulting from Operations	4,302,097	20,102,151

Distributions	(5,763,521)	(14,571,427)

Capital Share Transactions:
Class I Shares:
Issued	19,394,864	35,147,230
Reinvestment of Distributions	5,762,868	14,570,922
Redeemed	(33,679,899)	(128,196,873)
Net Class I Share Transactions	(8,522,167)	(78,478,721)
Net Decrease in Net Assets from Share Transactions	(8,522,167)	(78,478,721)
Total Decrease in Net Assets	(9,983,591)	(72,947,997)

Net Assets:
Beginning of Period/Year	282,008,899	354,956,896
End of Period/Year	$272,025,308	$282,008,899

Share Transactions:
Class I Shares:
Issued	2,106,322	3,858,660
Reinvestment of Distributions	628,996	1,595,277
Redeemed	(3,642,278)	(14,110,687)
Net Decrease in Shares Outstanding from Share Transactions	(906,960)	(8,656,750)

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

Statements of Changes in Net Assets

	Alternatives Fund
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024
Operations:
Net Investment Income	$187,860	$711,938
Net Realized Gain	13,120	157,722
Net Change in Unrealized Appreciation (Depreciation)	142,538	(185,905)
Net Increase in Net Assets Resulting from Operations	343,518	683,755

Distributions	(174,234)	(667,015)

Capital Share Transactions:
Class I Shares:
Issued	758,702	832,729
Reinvestment of Distributions	174,234	667,015
Redeemed	(709,432)	(5,713,490)
Net Class I Share Transactions	223,504	(4,213,746)
Net Increase (Decrease) in Net Assets from Share Transactions	223,504	(4,213,746)
Total Increase (Decrease) in Net Assets	392,788	(4,197,006)

Net Assets:
Beginning of Period/Year	6,764,142	10,961,148
End of Period/Year	$7,156,930	$6,764,142

Share Transactions:
Class I Shares:
Issued	65,577	72,278
Reinvestment of Distributions	15,270	61,590
Redeemed	(61,313)	(510,310)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	19,534	(376,442)

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios
For a Share Outstanding
Throughout each Year or Period

Class I Shares	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year/Period	$16.31		$13.45	$12.65	$14.91	$11.07	$10.58
Income from Operations:
Net Investment Income(1)	0.08		0.15	0.18	0.14	0.12	0.12
Net Realized and Unrealized Gain (Loss)	0.50		3.28	1.09	(1.38)	3.86	0.59
Total from Operations	0.58		3.43	1.27	(1.24)	3.98	0.71
Dividends and Distributions:
Net Investment Income	(0.13)		(0.19)	(0.15)	(0.11)	(0.14)	(0.12)
Net Realized Gain	(2.16)		(0.38)	(0.32)	(0.91)	—	(0.10)
Total Dividends and Distributions	(2.29)		(0.57)	(0.47)	(1.02)	(0.14)	(0.22)
Net Asset Value, End of Year/Period	$14.60		$16.31	$13.45	$12.65	$14.91	$11.07
Total Return†	3.79%		26.27%	10.48%	(9.04)%	36.19%	6.73%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$414,841		$461,301	$529,617	$524,023	$636,244	$556,161
Ratio of Expenses to Average Net Assets(2)	0.55	%**	0.55%	0.55%	0.55%	0.54%‡	0.48%
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.78	%**	0.79%	0.77%	0.77%	0.77%	0.76%
Ratio of Net Investment Income to Average Net Assets(2) (3)	1.02	%**	1.03%	1.41%	1.02%	0.96%	1.15%
Portfolio Turnover Rate	7	%***	33%	35%	26%	65%	83%

(1)	Per share data calculated using average shares method.
(2)	The ratio of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios
For a Share Outstanding
Throughout each Year or Period

Class I Shares	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year/Period	$12.72		$11.23	$10.41	$13.04	$10.33	$10.19
Income from Operations:
Net Investment Income(1)	0.20		0.31	0.29	0.35	0.16	0.25
Net Realized and Unrealized Gain (Loss)	(0.30)		1.60	0.79	(2.68)	2.69	0.22
Total from Operations	(0.10)		1.91	1.08	(2.33)	2.85	0.47
Dividends and Distributions:
Net Investment Income	(0.40)		(0.42)	(0.26)	(0.30)	(0.14)	(0.33)
Total Dividends and Distributions	(0.40)		(0.42)	(0.26)	(0.30)	(0.14)	(0.33)
Net Asset Value, End of Year/Period	$12.22		$12.72	$11.23	$10.41	$13.04	$10.33
Total Return†	(0.62)%		17.37%	10.52%	(18.28)%	27.78%	4.38%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$211,500		$231,276	$272,167	$264,785	$325,683	$291,001
Ratio of Expenses to Average Net Assets(2)	0.65	%**	0.65%	0.65%	0.65%	0.65%‡	0.65%
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.99	%**	1.02%	0.98%	0.97%	0.96%	1.00%
Ratio of Net Investment Income to Average Net Assets(2) (3)	3.21	%**	2.66%	2.70%	2.96%	1.31%	2.51%
Portfolio Turnover Rate	11	%***	29%	40%	35%	28%	88%

(1)	Per share data calculated using average shares method.
(2)	The ratio of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios
For a Share Outstanding
Throughout each Year or Period

Class I Shares	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year/Period	$14.77		$12.51	$11.78	$14.15	$10.80	$10.43
Income from Operations:
Net Investment Income(1)	0.12		0.22	0.24	0.25	0.14	0.17
Net Realized and Unrealized Gain (Loss)	0.20		2.53	0.90	(1.95)	3.35	0.46
Total from Operations	0.32		2.75	1.14	(1.70)	3.49	0.63
Dividends and Distributions:
Net Investment Income	(0.23)		(0.30)	(0.20)	(0.20)	(0.14)	(0.21)
Net Realized Gain	(1.95)		(0.19)	(0.21)	(0.47)	—	(0.05)
Total Dividends and Distributions	(2.18)		(0.49)	(0.41)	(0.67)	(0.14)	(0.26)
Net Asset Value, End of Year/Period	$12.91		$14.77	$12.51	$11.78	$14.15	$10.80
Total Return†	2.68%		22.57%	10.09%	(12.63)%	32.59%	5.97%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$390,514		$426,632	$498,515	$498,403	$606,741	$543,288
Ratio of Expenses to Average Net Assets(2)	0.56	%**	0.56%	0.56%	0.56%	0.56%‡	0.52%
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.88	%**	0.90%	0.89%	0.87%	0.87%	0.88%
Ratio of Net Investment Income to Average Net Assets(2) (3)	1.70	%**	1.68%	1.98%	1.88%	1.13%	1.70%
Portfolio Turnover Rate	13	%***	31%	35%	32%	52%	86%

(1)	Per share data calculated using average shares method.
(2)	The ratio of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios
For a Share Outstanding
Throughout each Year or Period

Class I Shares	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year/Period	$16.07		$13.56	$12.33	$14.44	$11.05	$10.49
Income from Operations:
Net Investment Income(1)	0.22		0.28	0.23	0.28	0.16	0.13
Net Realized and Unrealized Gain (Loss)	0.16		2.54	1.22	(2.16)	3.38	0.57
Total from Operations	0.38		2.82	1.45	(1.88)	3.54	0.70
Dividends and Distributions:
Net Investment Income	(0.27)		(0.29)	(0.22)	(0.23)	(0.15)	(0.14)
Net Realized Gain	(0.30)		(0.02)	—	—	—	—
Total Dividends and Distributions	(0.57)		(0.31)	(0.22)	(0.23)	(0.15)	(0.14)
Net Asset Value, End of Year/Period	$15.88		$16.07	$13.56	$12.33	$14.44	$11.05
Total Return†	2.52%		21.08%	11.91%	(13.28)%	32.28%	6.64%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$142,792		$148,976	$138,971	$121,582	$123,670	$84,458
Ratio of Expenses to Average Net Assets(2) (3)	0.42	%**	0.42%	0.42%	0.42%	0.42%	0.42%
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2) (3)	0.90	%**	0.92%	0.91%	0.91%	0.92%	0.99%
Ratio of Net Investment Income to Average Net Assets(2) (3) (4)	2.78	%**	1.95%	1.82%	2.08%	1.21%	1.26%
Portfolio Turnover Rate	6	%***	3%	15%	7%	39%	65%

(1)	Per share data calculated using average shares method.
(2)	The ratio of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	The interest expense has a 0.00% effect on the ratio of expenses to average net assets.
(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios
For a Share Outstanding
Throughout each Year or Period

Class I Shares	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year/Period	$9.68		$9.44	$9.67	$10.76	$10.93	$10.61
Income from Operations:
Net Investment Income(1)	0.22		0.39	0.21	0.13	0.14	0.20
Net Realized and Unrealized Gain (Loss)	(0.14)		0.23	(0.23)	(1.09)	(0.15)	0.33
Total from Operations	0.08		0.62	(0.02)	(0.96)	(0.01)	0.53
Dividends and Distributions:
Net Investment Income	(0.21)		(0.38)	(0.21)	(0.12)	(0.14)	(0.20)
Net Realized Gain	—		—	—	(0.01)	(0.02)	(0.01)
Total Dividends and Distributions	(0.21)		(0.38)	(0.21)	(0.13)	(0.16)	(0.21)
Net Asset Value, End of Year/Period	$9.55		$9.68	$9.44	$9.67	$10.76	$10.93
Total Return†	0.89%		6.79%	(0.22)%	(8.97)%	(0.13)%	5.02%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$170,498		$177,129	$224,128	$252,715	$258,928	$257,446
Ratio of Expenses to Average Net Assets(2)	0.52	%**	0.48%	0.41%	0.41%	0.41%	0.41%
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.73	%**	0.74%	0.69%	0.68%	0.69%	0.68%
Ratio of Net Investment Income to Average Net Assets(2) (3)	4.71	%**	4.11%	2.16%	1.23%	1.27%	1.84%
Portfolio Turnover Rate	21	%***	232%	2%	56%	6%	10%

(1)	Per share data calculated using average shares method.
(2)	The ratio of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC MUNICIPAL FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios
For a Share Outstanding
Throughout each Year or Period

Class I Shares	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year/Period	$10.03		$9.86	$9.87	$10.27	$10.30	$10.23
Income from Operations:
Net Investment Income(1)	0.11		0.21	0.13	0.04	0.04	0.08
Net Realized and Unrealized Gain (Loss)	0.02		0.17	(0.01)	(0.40)	(0.03)	0.07
Total from Operations	0.13		0.38	0.12	(0.36)	0.01	0.15
Dividends and Distributions:
Net Investment Income	(0.11)		(0.21)	(0.13)	(0.04)	(0.04)	(0.08)
Total Dividends and Distributions	(0.11)		(0.21)	(0.13)	(0.04)	(0.04)	(0.08)
Net Asset Value, End of Year/Period	$10.05		$10.03	$9.86	$9.87	$10.27	$10.30
Total Return†	1.28%		3.87%	1.25%	(3.54)%	0.10%	1.51%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$36,136		$35,968	$39,941	$40,552	$38,365	$26,837
Ratio of Expenses to Average Net Assets(2) (3)	0.41	%**	0.41%	0.41%	0.41%	0.41%	0.41%
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2) (3)	0.94	%**	0.94%	0.90%	0.88%	0.94%	1.06%
Ratio of Net Investment Income to Average Net Assets(2) (3) (4)	2.16	%**	2.07%	1.35%	0.37%	0.39%	0.82%
Portfolio Turnover Rate	62	%***	7%	18%	5%	8%	8%

(1)	Per share data calculated using average shares method.
(2)	The ratio of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	The interest expense has a 0.00% effect on the ratio of expenses to average net assets.
(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios
For a Share Outstanding
Throughout each Year or Period

Class I Shares	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year/Period	$9.28		$9.09	$9.30	$10.76	$10.88	$10.82
Income from Operations:
Net Investment Income(1)	0.18		0.43	0.18	0.20	0.10	0.24
Net Realized and Unrealized Gain (Loss)	(0.03)		0.19	(0.21)	(1.44)	(0.09)	0.09
Total from Operations	0.15		0.62	(0.03)	(1.24)	0.01	0.33
Dividends and Distributions:
Net Investment Income	(0.20)		(0.43)	(0.18)	(0.20)	(0.10)	(0.25)
Net Realized Gain	—		—	—	(0.02)	(0.03)	(0.02)
Total Dividends and Distributions	(0.20)		(0.43)	(0.18)	(0.22)	(0.13)	(0.27)
Net Asset Value, End of Year/Period	$9.23		$9.28	$9.09	$9.30	$10.76	$10.88
Total Return†	1.60%		6.97%	(0.26)%	(11.66)%	0.06%	3.16%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$272,025		$282,009	$354,957	$373,972	$403,035	$402,557
Ratio of Expenses to Average Net Assets(2)	0.57	%**	0.52%	0.43%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.78	%**	0.79%	0.74%	0.74%	0.74%	0.74%
Ratio of Net Investment Income to Average Net Assets(2) (3)	3.83	%**	4.73%	2.01%	2.00%	0.93%	2.26%
Portfolio Turnover Rate	20	%***	261%	2%	9%	6%	13%

(1)	Per share data calculated using average shares method.
(2)	The ratio of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC ALTERNATIVES FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios
For a Share Outstanding
Throughout each Year or Period

Class I Shares	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024		Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year/Period	$11.55		$11.40		$11.45	$10.45	$9.41	$10.00
Income from Operations:
Net Investment Income(1)	0.32		0.94		0.96	0.01	0.20	0.16
Net Realized and Unrealized Gain (Loss)	0.26		(0.08)		(0.33)	1.20	0.84	(0.57)
Total from Operations	0.58		0.86		0.63	1.21	1.04	(0.41)
Dividends and Distributions:
Net Investment Income	(0.30)		(0.71)		(0.68)	(0.21)	—	(0.17)
Return of Capital	—		—		—	—	—	(0.01)
Total Dividends and Distributions	(0.30)		(0.71)		(0.68)	(0.21)	—	(0.18)
Net Asset Value, End of Year/Period	$11.83		$11.55		$11.40	$11.45	$10.45	$9.41
Total Return†	5.14%		7.97%		5.76%	11.84%	11.05%	(4.14)%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$7,157		$6,764		$10,961	$23,114	$1,488	$929
Ratio of Expenses to Average Net Assets(2) (3)	0.50	%**	0.51	%(4)	0.50%	0.50%	0.50%	0.50%
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2) (3)	3.02	%**	2.67%		1.93%	2.72%	7.71%	9.46%
Ratio of Net Investment Income to Average Net Assets(2) (3) (5)	5.60	%**	8.17%		8.49%	0.13%	1.94%	1.67%
Portfolio Turnover Rate	4	%***	11%		100%	5%	7%	37%

(1)	Per share data calculated using average shares method.
(2)	The ratio of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	The interest expense has a 0.00% effect on the ratio of expenses to average net assets.
(4)	Absent the interfund loan expense, the expense ratio for the Fund would be 0.50%.
(5)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
FEBRUARY 28, 2025 (UNAUDITED)

Notes to Financial Statements

1.    Organization:

The Symmetry Panoramic Trust (the “Trust”) is organized as a Delaware statutory trust under an Agreement and Declaration of Trust, dated April 3, 2018. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company currently consisting of eight separate portfolios. The financial statements herein are those of the Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, Symmetry Panoramic Tax-Managed Global Equity Fund, Symmetry Panoramic US Systematic Fixed Income Fund, Symmetry Panoramic Municipal Fixed Income Fund, Symmetry Panoramic Global Systematic Fixed Income Fund and Symmetry Panoramic Alternatives Fund (each a “Fund” and collectively, the “Funds”). The investment objective of each of Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, and Symmetry Panoramic Tax-Managed Global Equity Fund is to seek long-term capital appreciation. The investment objective of Symmetry Panoramic US Systematic Fixed Income Fund is to seek income and capital appreciation through systematic exposure to US fixed income securities. The investment objective of Symmetry Panoramic Municipal Fixed Income Fund is to provide current income that is exempt from federal personal income tax. The investment objective of Symmetry Panoramic Global Systematic Fixed Income Fund is to seek income and capital appreciation through systematic exposure to global fixed income securities. The investment objective of Symmetry Panoramic Alternatives Fund is to seek positive long-term absolute returns. An “absolute return” seeks to earn a positive total return over the long-term, regardless of market conditions or general market direction. The Funds are classified as diversified investment companies. The Symmetry Panoramic Tax-Managed Global Equity Fund, Symmetry Panoramic Municipal Fixed Income Fund, and Symmetry Panoramic Alternatives Fund are “fund of funds” and offer shareholders the opportunity to invest in certain underlying investment companies, which are separately managed series of the following investment companies: Avantis Funds, American Century ETF Trust, AQR Funds, Dimensional Fund Advisors LP (DFA), iShares Funds, Schwab Strategic Trust and Vanguard Funds. The Symmetry Panoramic US Equity Fund, Symmetry Panoramic Global Equity Fund and Symmetry Panoramic International Equity Fund also utilize a fund of funds structure by investing in certain underlying investment companies, but also utilize at least one sub-adviser and invest directly in securities and other instruments issued by operating companies and other issuers. Symmetry Partners, LLC serves as the Funds’ investment adviser (the “Adviser”), AQR Capital Management LLC provides sub-advisory services to each of the Symmetry Panoramic US Equity Fund, Symmetry Panoramic Global Equity Fund and Symmetry Panoramic International Equity Fund, and Dimensional Fund Advisors LP provides sub-advisory services to each of the Symmetry Panoramic US Equity Fund, Symmetry Panoramic Global Equity Fund and Symmetry Panoramic International Equity Fund. J.P. Morgan Investment Management Inc. currently provides sub-advisory services to each of the Symmetry Panoramic US Systematic Fixed Income Fund and Symmetry Panoramic Global Systematic Fixed Income Fund. The Funds currently offer Class I Shares. The Funds commenced operations on November 12, 2018. The assets of

SYMMETRY PANORAMIC TRUST
FEBRUARY 28, 2025 (UNAUDITED)

each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2.    Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 Financial Services-Investment Companies, by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with United States generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are either fair valued or valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates fair value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The

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prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by the Adviser and approved by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Symmetry Partners, LLC (the “Adviser”) as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. Generally, when fair valuing a security held by a Fund, the Adviser will take into account all reasonably available information that may be relevant to a particular valuation.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Futures contracts that are traded on an exchange are valued at the end of day settlement value reported from the exchange or board of trade on which the contract is primarily traded.

Swap agreements and other derivatives are generally valued daily based upon quotations from market makers or by a pricing service in accordance with the valuation procedures established by the Valuation Designee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value

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if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to, among others, a single issuer or to an entire market sector. If the Valuation Designee becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, the security will be valued at its fair market value by the Valuation Designee, subject to Board oversight.

The Funds use Intercontinental Exchange Data Pricing & Reference Data, LLC. (“ICE”) as a third party fair valuation vendor. ICE provides a fair value factor which is applied to the local market close price for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Valuation Designee. The Valuation Designee has established a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Valuation Designee is exceeded on a specific day, the Funds value the non-U.S. securities that exceed the applicable “confidence interval” based upon the fair value factors provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Valuation Designee and Committee holds a meeting to consider the matter and coordinates with SEI Investments Global Funds Services (the “Administrator”).

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value factors provided by ICE using the predetermined confidence interval discussed above.

In accordance with U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

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●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Industry classifications are summarized in the Funds’ Schedules of Investments.

Federal Income Taxes — It is each Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Adviser has analyzed the Funds' tax positions taken on U.S. federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for U.S. federal income tax is required in the Funds' financial statements. The Funds' U.S. federal and state income and U.S. federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. Furthermore, the Adviser of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

As of and during the period ended February 28, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended February 28, 2025, the Funds did not incur any significant interest or penalties.

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Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Taxes — The Symmetry Panoramic US Equity Fund, the Symmetry Panoramic International Equity Fund, the Symmetry Panoramic Global Equity Fund, the Symmetry Panoramic Tax-Managed Global Equity Fund and the Symmetry Panoramic Global Systematic Fixed Income Fund may be subject to foreign withholding or other foreign income taxes with respect to dividends or interest received from (and, in some cases, gains recognized on shares of stock of) non-U.S. companies. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

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Futures Contracts — Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, Symmetry Panoramic US Systematic Fixed Income Fund and Symmetry Panoramic Global Systematic Fixed Income Fund all utilized futures contracts during the period ended February 28, 2025. To the extent consistent with its investment objective and strategies, the Funds may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The futures contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of February 28, 2025.

For the period ended February 28, 2025, the average monthly notional amount of futures contracts held were as follows:

	Symmetry Panoramic US Equity Fund	Symmetry Panoramic International Equity Fund	Symmetry Panoramic Global Equity Fund
Average Monthly Notional Balance Long	$1,128,144	$5,119,803	$4,392,688

Forward Foreign Currency Contracts — The Funds may enter into forward foreign currency contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency

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exchange rates. The contract is marked-to market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized appreciation (depreciation) during the year or period are presented on the Statement of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default.

Refer to the Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of February 28, 2025.

For the period ended February 28, 2025, the average monthly notional amount of forward foreign currency contracts held were as follows:

	Symmetry Panoramic International Equity Fund	Symmetry Panoramic Global Equity Fund	Symmetry Panoramic Global Systemic Fixed Income Fund
Average Monthly Notional Balance Long	$(41,628)	$-	$(233,213,051)
Average Monthly Notional Balance Short	53,612	53,477	875,206,104

Swap Contracts — The Funds are authorized to enter into swap agreements, including total return swaps. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, futures contract, basket of securities or futures contracts, defined portfolios of bonds, loans and mortgages, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security, commodity or market without owning or taking physical custody of such security, commodity or market. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to

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either counterparty, and is referred to as notional. Total return swaps are marked-to-market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

Periodic payments made or received are recorded as realized gains or losses. At period end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Fund may have open at period end. Entering into swap contracts involves, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swap contracts outstanding at period end, if any, are listed on the Schedules of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Funds’ custodian.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Funds in the future, or requires increased fees, which could impair the Funds’ ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Funds’ ability to use leverage and reduce investment returns. In addition, if the Funds cannot locate a counterparty willing to enter into transactions with the Funds, it will not be able to implement its investment strategy.

For the period ended February 28, 2025, the monthly average balances of swap contracts held by the Funds was as follows:

Symmetry Panoramic Global Systemic Fixed Income Fund
Average Monthly Notional Balance Long	$152,637

ReFlow Liquidity Program —The Funds may participate in the ReFlow Redemption Service. The ReFlow Redemption Service provides participating funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed from the fund, subject to certain limitations. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum

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holding period determined by ReFlow (currently at 7 days), or at other times at ReFlow’s discretion. In the event a Fund uses the ReFlow Redemption Service, the Fund will pay a fee to ReFlow each time ReFlow purchases Fund shares, calculated by multiplying the value of shares ReFlow purchases by a rate determined through an automated daily auction. The current minimum fee rate is 0.14% of the value of the Fund shares purchased by ReFlow, although a Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Fund shareholders. ReFlow's purchases of a Fund's shares through the liquidity program are made on an investment-blind basis without regard to a Fund's objective, policies or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of the Fund. ReFlow fees that were incurred by the Funds during the period ended February 28, 2025 are recorded within the Statement of Operations, if applicable.

During the period ended February 28, 2025 the Symmetry Panoramic US Equity Fund and the Symmetry Tax-Managed Global Equity Fund satisfied redemption in-kind requests made by Reflow. Consideration paid and shares sold were as follows:

Fund	Date Range	Value of Cash and Securities Sold	Shares Sold
Symmetry Panoramic US Equity Fund	September 2024 – November 2024	$19,766,884	137,055
Symmetry Tax-Managed Global Equity Fund	October 2024 – February 2025	9,077,943	215,751

Offsetting Assets and Liabilities — The Funds may be subject to various Master Netting Arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty.

Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral. United States Treasury Securities and U.S. dollar cash are generally the preferred

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forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at value (securities) or cash pledged as collateral for futures contracts and swap contracts (cash). The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Expenses — Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed to a particular Fund are apportioned among the Funds evenly and/or based on relative net assets.

Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and is classified as cash on the Statements of Assets and Liabilities. Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Dividends and Distributions to Shareholders — Income dividends are derived from net investment income (i.e., interest and other income, less any related expenses) a Fund earns from its portfolio securities and other investments. Capital gain distributions are derived from gains realized when a Fund sells a portfolio security. Long-term capital gains are derived from gains realized when a Fund sells a portfolio security it has owned for more than one year, and short-term capital gains are derived from gains realized when a portfolio security was owned for one year or less. Distributions received from underlying funds can be classified as either ordinary income, return of capital, or long-term capital gains.

The Symmetry Panoramic US Equity Fund, the Symmetry Panoramic International Equity Fund, the Symmetry Panoramic Global Equity Fund, the Symmetry Panoramic Tax-Managed Global Equity Fund, and the Symmetry Panoramic Alternatives Fund each intend to distribute substantially all of their net investment income and net capital gains, if any, at least annually, or more frequently as determined to be appropriate by the Adviser. The Symmetry Panoramic US Systematic Fixed Income Fund, the

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Symmetry Panoramic Municipal Fixed Income Fund, and the Symmetry Panoramic Global Systematic Fixed Income Fund each intend to distribute substantially all of their net investment income, monthly and net capital gains, if any, at least annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; and temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Interfund Lending — The Funds have entered into an interfund lending and borrowing facility, pursuant to which: (i) each Fund could lend money directly to and borrow money directly from other Funds within the Trust for temporary defensive purposes, namely to cover unanticipated cash shortfalls, such as unanticipated redemptions or sales fails; and (ii) the Funds will not borrow under the facility for leverage purposes and the loans’ duration will be no more than 7 days. This interfund lending facility is intended to provide a borrowing Fund with a source of liquidity at a rate lower than the bank borrowing rate at times when the cash position of the Fund is insufficient to meet temporary cash requirements. In addition, Funds making short-term cash loans directly to other Funds would earn interest at a rate higher than these Funds otherwise could obtain from investing the Funds’ cash in repurchase agreements or certain other short term money market instruments. Thus, this interfund lending facility is expected to benefit both borrowing and lending Funds. For the period ended February 28, 2025, the following interfund lending facilities occurred:

Borrowing Fund	Lending Fund	Amount Borrowed /Lent	Rate (%)	Date Borrowed	Date Repaid
Symmetry Panoramic Municipal Fixed Income Fund	Symmetry Panoramic U.S. Equity Fund	$636,000	5.870	1/28/2025	1/29/2025

The amounts disclosed above represent the amounts borrowed/lent. There were no outstanding loan balances as of February 28, 2025. Interest expense, if applicable at year end, would be disclosed on the Statements of Operations.

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3.    Derivative Transactions:

The following table shows the derivatives categorized by underlying risk exposure.

The fair value of derivative instruments as of February 28, 2025 was as follows:

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities	Fair Value		Statements of Assets and Liabilities	Fair Value
Symmetry Panoramic US Equity Fund
Equity contracts	Unrealized appreciation on futures contracts	$–	*	Unrealized depreciation on futures contracts	$27,664	*
Total Derivatives not accounted for as hedging instruments		$–			$27,664

Symmetry Panoramic International Equity Fund
Equity contracts	Unrealized appreciation on futures contracts	$–	*	Unrealized depreciation on futures contracts	$96,138	*
Total Derivatives not accounted for as hedging instruments		$–			$96,138

Symmetry Panoramic Global Equity Fund
Equity contracts	Unrealized appreciation on futures contracts	$–	*	Unrealized depreciation on futures contracts	$73,205	*
Total Derivatives not accounted for as hedging instruments		$–			$73,205

Symmetry Panoramic Global Systematic Fixed Income Fund
Interest rate contracts	Unrealized appreciation on swap contracts	$3,324	†	Unrealized depreciation on swap contracts	$–	†
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	387,712		Unrealized depreciation on forward foreign currency contracts	404,833
Total Derivatives not accounted for as hedging instruments		$391,036			$404,833

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments.

† Includes cumulative appreciation (depreciation) of swap contracts as reported in the Schedules of Investments. Variation margin is reported within the Statements of Assets and Liabilities for swap contracts that have paid premiums.

The effect of derivative instruments on the Statements of Operations for the period ended February 28, 2025.

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Amount of realized gain or (loss) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures	Forward Currency Contracts	Swaps	Total
US Equity Fund
Equity contracts	$88,781	$—	$—	$88,781
Total	$88,781	$—	$—	$88,781

International Equity Fund
Foreign exchange contracts	$—	$(1,254)	$—	$(1,254)
Equity contracts	(698,542)	—	—	(698,542)
Total	$(698,542)	$(1,254)	$—	$(699,796)

Global Equity Fund
Equity contracts	$(558,428)	$—	$—	$(558,428)
Total	$(558,428)	$—	$—	$(558,428)

Global Systematic Fixed Income Fund
Interest rate contracts	$—	$—	$169,049	$169,049
Total	$—	$—	$169,049	$169,049

Change in unrealized appreciation or (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures	Forward Currency Contracts	Swaps	Total
US Equity Fund
Equity contracts	$(58,668)	$—	$—	$(58,668)
Total	$(58,668)	$—	$—	$(58,668)

International Equity Fund
Equity contracts	$(142,322)	$—	$—	$(142,322)
Total	$(142,322)	$—	$—	$(142,322)

Global Equity Fund
Equity contracts	$(114,658)	$—	$—	$(114,658)
Total	$(114,658)	$—	$—	$(114,658)

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Derivatives Not Accounted for as Hedging Instruments	Futures	Forward Currency Contracts	Swaps	Total
Global Systematic Fixed Income Fund
Interest rate contracts	$—	$—	$(4,232)	$(4,232)
Foreign exchange contracts	—	1,885,979	—	1,885,979
Total	$—	$1,885,979	$(4,232)	$1,881,747

4.    Transactions with Affiliates:

Certain officers of the Trust are also employees of the Administrator, a wholly-owned subsidiary of SEI Investments Company and SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees directly by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer (“CCO”) and the CCO’s staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser and other service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

5.    Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended February 28, 2025, the Funds were charged as follows for these services:

Fund	Administration Fee
Symmetry Panoramic US Equity Fund	$62,970
Symmetry Panoramic International Equity Fund	30,677
Symmetry Panoramic Global Equity Fund	57,866
Symmetry Panoramic Tax-Managed Global Equity Fund	20,975
Symmetry Panoramic US Systematic Fixed Income Fund	24,400
Symmetry Panoramic Municipal Fixed Income Fund	5,186
Symmetry Panoramic Global Systematic Fixed Income Fund	39,001
Symmetry Panoramic Alternatives Fund	966

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The Distributor serves as each Fund’s Distributor pursuant to a Distribution Agreement with the Trust.

The Bank of New York Mellon acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

Apex Fund Services serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

6.     Investment Advisory and Subadvisory Agreements:

The Adviser has entered into an investment advisory agreement with each Fund. For its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate disclosed below based on the average daily net assets of each of the Funds. Subject to general oversight by the Board, the Adviser manages and supervises the investment operations and business affairs of the Funds. The Adviser may select, contract with and compensate one or more sub-advisers to manage all or a portion of a Fund’s portfolio assets, subject to oversight by the Adviser. In this role, the Adviser has supervisory responsibility for managing the investment and reinvestment of each Fund’s portfolio assets through proactive oversight and monitoring of each sub-adviser and the Fund, as described in further detail below. The Adviser is responsible for developing overall investment strategies for the Funds and overseeing and implementing each Fund’s continuous investment programs and provides a variety of advisory oversight and investment research services. The Adviser also provides management and transition services associated with certain fund events (e.g., strategy, portfolio manager or sub-adviser changes) and coordinates and oversees services provided under other agreements. The Adviser has ultimate responsibility to oversee a sub-adviser and recommend to the Board its hiring, termination, and replacement. In this capacity, the Adviser, among other things: (i) monitors on a daily basis the compliance of the sub-adviser with the investment objectives and related policies of the Fund; (ii) monitors significant changes that may impact the sub-adviser’s overall business and regularly performs due diligence reviews of the sub-adviser; (iii) reviews the performance of the sub-adviser; and (iv) reports periodically on such performance to the Board. The Adviser employs a team of investment professionals who provide these ongoing research and monitoring services.

In addition to investment advisory fees, each Fund pays other expenses including costs incurred in connection with the maintenance of its securities law registration, printing and mailing prospectuses and statements of additional information to shareholders, certain financial accounting services, taxes or governmental fees, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports and expenses of trustee and shareholders meetings.

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The Adviser has agreed to limit each Fund’s current Operating Expenses to an annual rate, expressed as a percentage of the Fund’s average daily net assets for the month, to the amounts listed in the below table until at least December 31, 2025 (the “Expense Limitation”). For purposes of the Expense Limitation, the term “Operating Expenses” with respect to the Funds is defined to include all expenses necessary or appropriate for the operation of a Fund and including the Adviser’s investment advisory fee detailed in the advisory agreement, any Rule 12b-l fees and/or shareholder services fees and other expenses described in the advisory agreement, but does not include: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of a Fund’s officers and Trustees, and contractual indemnification of an affected Fund’s service providers (other than the Adviser)).

Expense Limitation
Symmetry Panoramic US Equity Fund	0.55%
Symmetry Panoramic International Equity Fund	0.65%
Symmetry Panoramic Global Equity Fund	0.56%
Symmetry Panoramic Tax-Managed Global Equity Fund	0.42%
Symmetry Panoramic US Systematic Fixed Income Fund	0.52%
Symmetry Panoramic Municipal Fixed Income Fund	0.41%
Symmetry Panoramic Global Systematic Fixed Income Fund	0.57%
Symmetry Panoramic Alternatives Fund	0.50%

The Adviser also has contractually agreed to waive its advisory fee for each of the Funds until at least December 31, 2025 (“Fee Waiver”) so that the aggregate annual advisory fee retained by the Adviser with respect to each of the Funds after payment of sub-advisory fees does not exceed the amount shown under the “Fee Waiver” column in the following table:

	Advisory Fee Before Fee Waiver	Fee Waiver
Symmetry Panoramic US Equity Fund	0.55%	0.25%
Symmetry Panoramic International Equity Fund	0.70%	0.25%
Symmetry Panoramic Global Equity Fund	0.63%	0.25%
Symmetry Panoramic Tax-Managed Global Equity Fund	0.65%	0.26%
Symmetry Panoramic US Systematic Fixed Income Fund	0.45%	0.25%
Symmetry Panoramic Municipal Fixed Income Fund	0.47%	0.25%

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Symmetry Panoramic Global Systematic Fixed Income Fund	0.52%	0.25%
Symmetry Panoramic Alternatives Fund	1.29%	0.30%

The Adviser may recover all or a portion of the Expense Limitation within a three-year rolling period from the year in which it reduced its fee or reimbursed expenses if a Fund’s total annual operating expenses are below the Expense Limitation that was in place at the time of such fee reductions or expense reimbursements. The Expense Limitation and Fee Waiver agreements may be terminated by the Board without penalty on 60 days’ written notice to the Adviser. The Expense Limitation and Fee Waiver agreements shall terminate automatically in the event of assignment of the investment advisory agreement.

For the period ended February 28, 2025, the Adviser did not recapture any previously waived fees.

As of February 28, 2025, the following amounts of waivers/reimbursements are subject to recoupment:

	Amount expiring in 2025	Amount expiring in 2026	Amount expiring in 2027
Symmetry Panoramic US Equity Fund	$68,238	$81,594	$230,086
Symmetry Panoramic International Equity Fund	11,743	13,782	104,500
Symmetry Panoramic Global Equity Fund	126,590	194,349	363,852
Symmetry Panoramic Tax-Managed Global Equity Fund	70,862	131,427	163,059
Symmetry Panoramic US Systematic Fixed Income Fund	91,729	194,006	217,004
Symmetry Panoramic Municipal Fixed Income Fund	54,751	109,732	117,195
Symmetry Panoramic Global Systematic Fixed Income Fund	83,243	147,723	185,898
Symmetry Panoramic Alternatives Fund	43,984	111,270	104,560

The Adviser has engaged AQR Capital Management, LLC (“AQR”) and Dimensional Fund Advisors LP (“DFA”) to provide sub-advisory services to each of the Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund and Symmetry Panoramic Global Equity Fund (together, the “Sub-Advised Equity Funds”). The Adviser, however, has not yet allocated any assets of the Symmetry Panoramic International Equity Fund to DFA. The Adviser has engaged J.P. Morgan Investment Management Inc. (“JPMIM”) to provide sub-advisory services to each of the Symmetry Panoramic US Systematic Fixed

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Income Fund and Symmetry Panoramic Global Systematic Fixed Income Fund (together with the Sub-Advised Equity Funds, the (“Sub-Advised Funds”). The Adviser pays AQR, DFA and JPMIM a portion of its fee, calculated daily and paid monthly. The Sub-Advised Funds are not responsible for the payment of the sub-advisory fees.

A Trustee and certain Officers are also employees/officers of the Adviser.

7.    Investment Transactions:

The cost of security purchases and the proceeds from security sales other than short-term securities, for the period ended February 28, 2025, were as follows:

	Symmetry Panoramic US Equity Fund		Symmetry Panoramic International Equity Fund	Symmetry Panoramic Global Equity Fund	Symmetry Panoramic Tax-Managed Global Equity Fund
Purchases
U.S. Government	$–		$–	$–	$–
Other	28,822,088		23,289,516	51,044,309	8,063,655
Sales
U.S. Government	–		–	–	–
Other	69,767,645	(A)	38,523,606	95,213,772	4,720,518	(A)

	Symmetry Panoramic US Systematic Fixed Income Fund	Symmetry Panoramic Municipal Fixed Income Fund	Symmetry Panoramic Global Systematic Fixed Income Fund	Symmetry Panoramic Alternatives Fund
Purchases
U.S. Government	$21,315,437	$–	$9,212,486	$–
Other	13,282,986	22,502,639	41,763,131	485,603
Sales
U.S. Government	21,348,432	–	10,126,430	–
Other	17,989,146	22,260,887	46,921,508	277,729

(A) Sales exclude redemptions in-kind of $19,766,884 and $9,077,943 for the Symmetry Panoramic US Equity Fund and Symmetry Panoramic Tax-Managed Global Equity Fund, respectively. See Note 2.

8.    Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital or distributable earnings, as appropriate, in the period that the differences arise. The permanent differences relate to distributions in excess redemption in kind equalization. The following

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permanent differences were credited or charged to Paid-in Capital or Distributable Earnings as of August 31, 2024:

	Distributable Earnings	Paid in Capital
Symmetry Panoramic US Equity Fund	$(21,453,229)	$21,453,229
Symmetry Panoramic Tax-Managed Global Equity Fund	(430,378)	430,378
Symmetry Panoramic Alternatives Fund	147	(147)

The tax character of dividends and distributions declared during the fiscal years ended August 31, 2024 and 2023 were as follows:

	Ordinary Income	Long-Term Capital Gain	Tax Exempt Income	Total

Symmetry Panoramic US Equity Fund
2024	$6,733,320	$13,429,360	$—	$20,162,680
2023	6,205,201	13,026,234	—	19,231,435

Symmetry Panoramic International Equity Fund
2024	9,010,866	—	—	9,010,866
2023	6,397,783	—	—	6,397,783

Symmetry Panoramic Global Equity Fund
2024	10,623,661	6,772,517	—	17,396,178
2023	8,575,235	8,853,794	—	17,429,029

Symmetry Panoramic Tax-Managed Global Equity Fund
2024	2,862,002	187,677	—	3,049,679
2023	2,151,138	—	—	2,151,138

Symmetry Panoramic US Systematic Fixed Income Fund
2024	7,839,863	—	—	7,839,863
2023	5,090,220	—	—	5,090,220

Symmetry Panoramic Municipal Fixed Income Fund
2024	23,389	—	766,766	790,155
2023	12,820	—	539,654	552,474

Symmetry Panoramic Global Systematic Fixed Income Fund
2024	14,571,427	—	—	14,571,427
2023	7,299,595	—	—	7,299,595

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	Ordinary Income	Long-Term Capital Gain	Tax Exempt Income	Total
Symmetry Panoramic Alternatives Fund
2024	$667,015	$—	$—	$667,015
2023	2,255,407	—	—	2,255,407

As of August 31, 2024, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Symmetry Panoramic US Equity Fund	Symmetry Panoramic International Equity Fund	Symmetry Panoramic Global Equity Fund	Symmetry Panoramic Tax-Managed Global Equity Fund
Undistributed Ordinary Income	$7,224,535	$4,018,785	$8,044,065	$919,387
Undistributed Long-Term Capital Gain	49,846,899	–	40,817,373	2,595,129
Undistributed Tax-Exempt Income	–	–	–	–
Post-October Losses	–	–	–	–
Late-Year Loss Deferral	–	–	–	–
Capital Loss Carryforwards	–	(4,277,484)	–	–
Unrealized Appreciation	190,298,029	66,677,807	156,529,534	47,158,583
Other Temporary Differences	–	(1)	(9)	1
Total Distributable Earnings	$247,369,463	$66,419,107	$205,390,963	$50,673,100

	Symmetry Panoramic US Systematic Fixed Income Fund	Symmetry Panoramic Municipal Fixed Income Fund	Symmetry Panoramic Global Systematic Fixed Income Fund	Symmetry Panoramic Alternatives Fund
Undistributed Ordinary Income	$35,785	$4	$133,482	$–
Undistributed Tax-Exempt Income	–	460	–	–
Post-October Losses	(13,356,704)	(184,675)	(34,531,641)	–
Late-Year Loss Deferral	–	–	–	(15,433)
Capital Loss Carryforwards	(3,730,130)	(206,753)	(5,622,594)	(1,620,738)
Unrealized Appreciation/(Depreciation)	2,054,775	(461,582)	3,638,783	587,693
Other Temporary Differences	–	4	(1)	(2)
Total (Accumulated Losses)	$(14,996,274)	$(852,542)	$(36,381,971)	$(1,048,480)

Post-October losses represent losses realized on investment transactions from November 1, 2023 through August 31, 2024, that, in accordance with Federal income tax regulations, the Funds elect to defer and treat as having arisen in the following fiscal year.

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2024 through August 31, 2024 and specified losses realized on investment transactions from November 1, 2023 through August 31, 2024.

The Symmetry Panoramic US Systematic Fixed Income Fund, Symmetry Panoramic Municipal Fixed Income Fund and Symmetry Panoramic Global Systematic Fixed Income

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Fund had Post-October losses of $13,356,704, $184,675 and $34,531,641, respectively. The funds elect to treat each as having arisen in the following fiscal year.

During the year ended August 31, 2024, the Symmetry Panoramic International Equity Fund utilized capital loss carryforwards of $11,857,113 to offset capital gains.

For Federal income tax purposes, capital loss carryforwards may be carried forward and indefinitely applied against all future capital gains. The Funds have capital losses carried forward as follows:

	Short-Term Loss	Long-Term Loss	Total
Symmetry Panoramic International Equity Fund	$4,277,484	$—	$4,277,484
Symmetry Panoramic US Systematic Fixed Income Fund	850,878	2,879,252	3,730,130
Symmetry Panoramic Municipal Fixed Income Fund	69,704	137,049	206,753
Symmetry Panoramic Global Systematic Fixed Income Fund	1,231,155	4,391,439	5,622,594
Symmetry Panoramic Alternatives Fund	1,620,738	—	1,620,738

For federal income tax purposes, the cost of securities owned at August 31, 2024, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes primarily due to wash sales and Passive Foreign Investment Company adjustments, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. For Symmetry Panoramic International Equity Fund and Symmetry Panoramic Global Equity Fund, the difference in unrealized appreciation/(depreciation) is attributable to Foreign Capital Gains Tax Payable.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at February 28, 2025, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Symmetry Panoramic US Equity Fund	$238,579,455	$177,386,482	$(1,380,485)	$176,005,997
Symmetry Panoramic International Equity Fund	151,882,647	59,296,894	(394,292)	58,902,602
Symmetry Panoramic Global Equity Fund	251,737,239	140,304,667	(2,258,343)	138,046,324
Symmetry Panoramic Tax-Managed Global Equity Fund	101,501,956	41,498,361	(73,859)	41,424,502

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	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Symmetry Panoramic US Systematic Fixed Income Fund	$169,716,697	$1,092,387	$(1,337,366)	$(244,979)
Symmetry Panoramic Municipal Fixed Income Fund	35,956,659	207,363	(12,707)	194,656
Symmetry Panoramic Global Systematic Fixed Income Fund	273,864,675	1,017,813	(5,524,982)	(4,507,169)
Symmetry Panoramic Alternatives Fund	6,356,847	767,956	—	767,956

9.    Concentration of Risks:

As with all mutual funds, there is no guarantee that any of the Funds will achieve the Fund’s investment objective. You could lose money by investing in the Funds. A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other government agency. The principal risk factors affecting shareholder investments in the Funds are described below.

Please note that certain Funds primarily will invest in shares of registered, open-end investment companies and exchange-traded funds (“ETFs”) (collectively, “Underlying Funds”), or directly in securities or other instruments. Therefore, the risks described below for each Fund are in reference to either the Underlying Funds, direct purchases of the Funds, or both unless otherwise noted.

General Risks of Investing in Underlying Funds — Because each Fund invests in Underlying Funds that invest directly in securities and other instruments, the Fund’s shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets the Fund allocates to those Underlying Funds. Certain of the Funds also may invest in Underlying Funds that in turn invest in foreign issuers and thus are subject to additional risks, including changes in foreign currency exchange rates and country risk. Foreign investments of the Underlying Funds may include securities of issuers located in emerging countries in Asia, Latin America, Eastern Europe and Africa. The Funds also may invest in Underlying Funds that invest in mid-, small-, and micro-capitalization stocks, which may be riskier than investing in larger, more established companies.

A Fund’s investment in Underlying Funds that invest in fixed-income securities will be subject to, among other things, credit (or default) risk and interest rate/maturity risk. Credit

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(or default) risk is the risk that an issuer or guarantor of a security or a counterparty to a transaction may default on its payment obligations or experience a decline in credit quality. Interest rate/maturity risk is the risk that increases in prevailing interest rates will cause fixed-income securities held by the Fund to decline in value. The magnitude of this decline will often be greater for longer-term fixed-income securities than shorter-term fixed-income securities.

The Underlying Funds will also be subject to prepayment (or call) risk (the risk that an issuer will exercise its right to pay principal on an obligation held by a Fund earlier than expected) and debt extension risk (the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected).

The Funds may invest in Underlying Funds that invest in asset-backed and structured investment securities, which may involve a greater chance of default during periods of economic downturn than other securities, and may be less liquid and more difficult to value and liquidate. Underlying Funds may also invest in real estate securities, commodity-related securities and money market investments.

The risks described below for each Fund are in reference to either the Underlying Funds, direct purchases of the Funds, or both unless otherwise noted.

Currency Risk — The risk for Funds with international exposures that foreign currencies will increase in value relative to the U.S. dollar and adversely affect the dollar value of the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency risk may be particularly high to the extent that the Fund invests in foreign (non-U.S.) currencies or engages in foreign currency transactions that are economically tied to emerging market countries. Conversely, in strategies where currency risk is hedged, the risk is that a decline in the value of the local currency relative to the U.S. dollar will not be earned by the Fund investor.

Cybersecurity Risk — With the increased use of the Internet and because information technology systems and digital data underlie most of the Fund’s operations, the Fund and its Adviser, any Sub-Advisers, custodian, transfer agent, distributor and other service providers and the financial intermediaries (collectively “Service Providers”), are exposed to the risk that its operations and data may be compromised as a result of internal and external cyber-failures, breaches or attacks. This could occur as a result of malicious or criminal cyber-attacks. Cyber-attacks include actions taken to: (i) steal or corrupt data maintained online or digitally, (ii) gain unauthorized access to or release confidential information, (iii) shut down the Fund or Service Provider website through denial-of-service attacks, or (iv) otherwise disrupt normal business operations. However, events arising from human error, faulty or inadequately implemented policies and procedures or other systems failures

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unrelated to any external cyber-threat may have effects similar to those caused by deliberate cyber-attacks.

Emerging Markets Risk — A Fund with international exposure’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. These risks include less social, political and economic stability; smaller securities markets with low or nonexistent trading volume and greater illiquidity and price volatility; more restrictive national policies on foreign investment, including restrictions on investment in issuers or industries deemed sensitive to national interests; less transparent and established taxation policies; less developed regulatory or legal structures governing private and foreign investment; more pervasiveness of corruption and crime; less financial sophistication, creditworthiness and/or resources possessed by, and less government regulation of, the financial institutions and issuers with which the Fund transacts; less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S.; greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions; higher rates of inflation and more rapid and extreme fluctuations in inflation rates; greater sensitivity to interest rate changes; increased volatility in currency exchange rates and potential for currency devaluations and/or currency controls; greater debt burdens relative to the size of the economy; more delays in settling portfolio transactions and heightened risk of loss from share registration and custody practices; and less assurance that recent favorable economic developments will not be slowed or reversed by unanticipated economic, political or social events in such countries.

Because of these risk factors, the Fund’s investments in developing market countries are subject to greater price volatility and illiquidity than investments in developed markets. Governments of emerging market and frontier market countries may own or control parts of the private sector. Accordingly, government actions could have a significant impact on economic conditions. Certain emerging market and frontier market countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular sector and/or company, limit the investment by foreign persons to a specific class of securities of an issuer that may have less advantageous rights than a domestically available class, require foreign investors to maintain a trading account with only one licensed securities company in the relevant market and/or impose additional taxes on foreign investors. These may contribute to the illiquidity of the relevant securities market, as well as create inflexibility and uncertainty as to the trading environment.

Equity Risk — For Funds that invest in equity securities, such securities are susceptible to general market fluctuations and volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

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Financial Sector Risk — The financial sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements. The Fund may be adversely affected by events or developments negatively impacting the financial sector.

Fixed Income Securities Risk — Fixed income securities held by the Fund are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, and liquidity risk, which are more fully described below. In addition, current market conditions may pose heightened risks for fixed income securities. Current interest rates are at or near historic lows, and as the Federal Reserve Board has begun tapering its quantitative easing program and in December of 2015 began raising the federal funds rate, there is a risk that interest rates will rise. Future increases in interest rates could result in less liquidity and greater volatility of fixed income securities. The Fund may lose money if short-term or long-term interest rates rise sharply. Moreover, new regulations applicable to and changing business practices of financial intermediaries restricting their market marking activities for certain fixed income securities, which may reduce the liquidity and increase the volatility for such fixed income securities.

●

Call Risk. During periods of declining interest rates, a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates. The Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in its income.

●

Credit Risk. Fixed income securities are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Lower rated fixed income securities involve greater credit risk, including the possibility of default or bankruptcy.

●

Interest Rate Risk. Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Fixed income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities.

●

Liquidity Risk. Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. These features make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on its

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performance. Infrequent trading of securities may also lead to an increase in their price volatility. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out an investment contract when it wants to. If this happens, the Fund will be required to hold the security or keep the position open, and it could incur losses.

●

Prepayment and Extension Risk. Many types of fixed income securities are subject to prepayment risk. Prepayment occurs when the issuer of a fixed income security can repay principal prior to the security’s maturity. Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a fixed income security can be difficult to predict and result in greater volatility. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates. This is known as extension risk and may increase the Fund’s sensitivity to rising rates and its potential for price declines.

●

Variable and Floating Rate Securities. Variable and floating rate securities generally are less sensitive to interest changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Floating rate securities will not generally increase in value if interest rates decline.

Special Risks of Foreign Securities — Foreign securities involve special risks and costs, which are considered by the investment adviser in evaluating the creditworthiness of issuers and making investment decisions for the Fund. Foreign securities fluctuate in price because of political, financial, social and economic events in foreign countries (including, for example, military confrontations, war and terrorism). A foreign security could also lose value because of more or less stringent foreign securities regulations and less stringent accounting and disclosure standards. In addition, foreign markets may have greater volatility than domestic markets and foreign securities may be less liquid and harder to value than domestic securities.

Foreign securities, and in particular foreign debt securities, are sensitive to changes in interest rates. In addition, investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their obligations. The performance of investments in securities denominated in a foreign currency also will depend, in part, on the strength of the foreign currency against the U.S. dollar and the interest rate environment in the country issuing the currency. Absent other events which otherwise could affect the value of a foreign security (such as a change in the political climate or an issuer’s credit quality), appreciation in the value of the foreign currency generally results in an increase in value of a foreign currency-denominated security in terms of U.S. dollars. A decline in the value of the foreign currency relative to

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the U.S. dollar generally results in a decrease in value of a foreign currency-denominated security. Additionally, many countries throughout the world are dependent on a healthy U.S. economy and are adversely affected when the U.S. economy weakens or its markets decline.

Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments also may involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, trade restrictions (including tariffs) or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements and to different accounting, auditing and recordkeeping requirements.

Futures Contract Risk — The successful use of futures contracts draws upon the Adviser’s or Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts, which may adversely affect the Fund’s net asset value and total return, are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s or Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Geographic and Sector Risk — The risk that if a Fund invests a significant portion of its total assets in certain issuers within the same geographic region or economic sector, an adverse economic, business or political development affecting that region or sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so focused. While the Funds may not concentrate in any one industry, a Fund may invest without limitation in a particular country or market sector.

The Adviser determines the appropriate country and industry categories and assigns issuers to them based on a variety of considerations, including relevant third party categorization and classification systems. Country and industry categories and issuer assignments may change over time as industry sectors and issuers evolve. The Adviser and sub-advisers may use a variety of classification methodologies when performing day-to-day management

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of the funds. Country classifications shown in this shareholder report generally represent Country of Risk.

Investment Companies and Exchange-Traded Funds Risk — When a Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the management fees of the Underlying Fund in addition to those paid by the Fund. The risk of owning an Underlying Fund generally reflects the risks of owning the underlying investments the Underlying Fund holds. The Fund also will incur brokerage costs when it purchases and sells ETFs.

Investment Style Risk — The risk that different investment styles (e.g., “growth,” “value,” or “quantitative”) tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Fund may outperform or underperform other funds that employ a different investment style.

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Momentum Style Risk. Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a Fund using a momentum strategy may suffer.

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Value Investing Risk is the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Fund’s adviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

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Quantitative Investing Risk is the risk that the value of securities or other investments selected using quantitative analysis can perform differently from the market as a whole or from their expected performance. This may be as a result of the factors used in building the multifactor quantitative model, the weights placed on each factor, the accuracy of historical data supplied by third parties, and changing sources of market returns.

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Profitability Investment Risk is the risk that high relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Fund to at times underperform equity funds that use other investment strategies.

Certain Sub-Advisers may rely heavily on quantitative models and information and data supplied by third parties (“Models and Data”). Models and Data are used to

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construct sets of transactions and investments, to provide risk management insights, and to assist in hedging investments.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.

Liquidity Risk — There is risk that a Fund may not be able to pay redemption proceeds within the time periods described in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, legal restrictions impairing its ability to sell particular securities or close derivative positions at an advantageous market price or other reasons. Certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that a Fund would like or difficult to value. A Fund may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these events could have a negative effect on Fund management or performance. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, Rule 144A securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Litigation and Enforcement Risk — Companies involved in significant restructuring tend to involve increased litigation risk, including for investors in these companies. This risk may be greater in the event a Fund takes a large position or is otherwise prominently involved. The expense of defending against (or asserting) claims and paying any amounts pursuant to settlements or judgments would be borne by the Fund (directly if it were directly involved or indirectly in the case of claims by or against an underlying company or settlements or judgments paid by an underlying company). Further, ownership of companies over certain threshold levels involves additional filing requirements and substantive regulation on such owners, and if the Fund fails to comply with all of these requirements, the Fund may be

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forced to disgorge profits, pay fines or otherwise bear losses or other costs from such failure to comply.

In addition, there have been a number of widely reported instances of violations of securities laws through the misuse of confidential information. Such violations may result in substantial liabilities for damages caused to others, for the disgorgement of profits realized and for penalties. Investigations and enforcement proceedings may be charged with involvement in such violations. Furthermore, if persons associated with a company in which the Fund invested engages in such violations, that Fund could be exposed to losses.

Management Risk — The net asset value of the Fund changes daily based on the performance of the securities and derivatives in which it invests. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities or derivatives in which the Fund invests may prove to be incorrect and may not produce the desired results. Additionally, the Adviser may have conflicts of interest that could interfere with its management of the Fund’s portfolio. For example, the Adviser or its affiliates may manage other investment funds or have other clients that may be similar to, or overlap with, the investment objective and strategy of the Fund, creating potential conflicts of interest when making decisions regarding which investments may be appropriate for the Fund and other clients. Further information regarding conflicts of interest is available in the SAI.

Market Capitalization Risk — Stocks fall into the following broad market capitalization categories—large, medium, small and micro. A Fund that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of micro, small or medium capitalization companies, investors may migrate to the stocks of micro, small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium, small, and micro capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium, small and micro capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies.

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Micro, small and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and such issuers may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small and micro capitalization companies. Generally, the smaller the company size, the greater the risk.

Some micro, small, and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium, small and micro capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Market Risk — Overall capital market risk may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money. Financial markets are subject to periods of high volatility, depressed valuations, decreased liquidity and heightened uncertainty, such as what was experienced during the financial crisis that occurred in and around 2008 and more recently in connection with the coronavirus disease 2019 (COVID-19) pandemic. Market conditions such as this are an inevitable part of investing in capital markets and may continue, recur, worsen or spread. Markets may be volatile and values of individual securities and other investments may decline significantly in response to adverse issuer, political, regulatory, market, economic, public health, or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Changes in the financial condition of a single issuer may impact a market as a whole. Changes in value may be temporary or may last for extended periods. Geopolitical risks, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to overall instability in world economies and markets generally and have led, and may in the future lead, to increased market volatility and may have adverse long-term effects. Similarly, environmental and public health risks, such as natural disasters, epidemics or pandemics (such as COVID-19), or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. Although interest rates were unusually low in recent years in the U.S. and abroad, recently, the U.S. Federal Reserve (“Fed”) and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. It is difficult to accurately predict the pace at which interest rates might increase, the timing, frequency or magnitude of any such increases in interest rates, or when such increases might stop. Additionally, various economic and political factors could cause the Fed or other foreign central banks to change their approach in the future and such actions

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may result in an economic slowdown both in the U.S. and abroad. Governmental policy and legislative changes also may contribute to decreased liquidity and increased volatility in the financial markets.

Public health crises caused by pandemics, such as the COVID-19 pandemic, may exacerbate other pre-existing political, social, economic, and financial risks. All of these risks may have a material adverse effect on the performance and financial condition of the securities in which a Fund invests, and on the overall performance of the Fund. Other outbreaks of infectious diseases or other public health issues that may arise in the future may have similar or worse effects. The impact of infectious diseases may be greater in countries that do not move effectively to control them or that have limited access to vaccines, which may occur because of a lack of health care or economic resources or for political or other reasons.

Governments, including the U.S. federal government, and central banks around the world have taken extraordinary and unprecedented actions to support local and global economies and the financial markets and may continue to do so, but the ultimate impact of these efforts is uncertain, and they may not be successful. Governments’ efforts to limit potential negative economic effects of the COVID-19 pandemic may be altered, delayed, or eliminated at inopportune times for political, policy or other reasons. Central banks may increase their short-term policy rates or begin phasing out, or “tapering,” accommodative monetary policy facilities in the future. The timing, coordination, magnitude and effect of such policy changes on various markets are uncertain, and such changes in monetary policy may adversely affect the value of a Fund’s investments.

In the future, governments may take actions that could affect the overall economy as well as the securities in which the Funds invest, the markets in which they trade, or the issuers of such securities, in ways that are unforeseen. Governmental and quasi-governmental authorities and regulators throughout the world, such as the U.S. Federal Reserve, have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and dramatically lower interest rates. Certain of those policy changes were implemented or considered in response to the COVID-19 pandemic. Changes in government policies or central banks could negatively affect the value and liquidity of a Fund’s investments and cause it to lose money, and there can be no assurance that the initiatives undertaken by governments and central banks will be successful.

The COVID-19 pandemic, and future pandemics, could also impair the information technology and other operational systems upon which the Adviser or a sub-adviser relies, and could otherwise disrupt the ability of a Fund’s service providers to perform essential tasks. Such impacts could impair a Fund's ability to maintain operational standards (such as with respect to satisfying redemption requests), disrupt the operations of a Fund's service providers, and negatively impact a Fund's performance. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire

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market, which may result in a Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately value its investments.

Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in, or foreign exchange rates with, a different country or region. The rise in protectionist trade policies, and changes to some major international trade agreements and the potential for changes to others, could affect the economies of many countries in ways that cannot necessarily be foreseen at the present time. Political and diplomatic events within the U.S. and abroad, including the current contentious domestic political environment and changes in the U.S. presidential administration and Congress, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The United States has developed increasingly strained relations with a number of foreign countries. If relations with certain countries deteriorate, it could adversely affect U.S. issuers as well as non-U.S. issuers that rely on the United States for trade. Financial markets in the United States and China have been sensitive to the outlook for resolving ongoing U.S.-China trade disputes.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty, and there has been a significant increase in the amount of debt due to the economic effects of COVID-19 pandemic and ensuing economic relief and public health measures Economic, political and other developments may result in a further increase in the amount of public debt, including in the United States. The long-term consequences of high public debt are not known.

Interest rates have been unusually low in recent years in the United States and abroad, and central banks reduced rates further in an effort to combat the economic effects of the COVID-19 pandemic. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase or other significant policy changes. However, over the last year, due to concerns regarding rising inflation in many sectors of the U.S. and global economy, the U.S. and many foreign governments and monetary authorities have raised interest rates and implemented other policy initiatives that are intended to contain the impacts of rising inflation. Rising interest rates may present a particularly greater risk than has historically been the case due to the current period of relatively low rates and the effect of government fiscal and monetary policy initiatives and potential market reaction to those initiatives, or their alteration or cessation. Inflation risk is the uncertainty over the future real value (after inflation) of an investment. A Fund’s investments may not keep pace with inflation, and the value of an investment in a Fund may be eroded over time by inflation.

Extremely low or negative interest rates may persist or become more prevalent. To the extent a Fund has a bank deposit or holds a debt instrument with a negative interest rate to maturity, the Fund would generate a negative return on that investment. Similarly, negative

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rates on investments by a fund that is a money market fund would make it difficult for the fund to maintain stability in its share price without financial support from the fund’s adviser or other persons. There is no assurance that such support would be provided, which could lead to losses on investments in the fund, including on investments by a Fund that uses the fund as an investment option for the Fund’s uninvested cash. While negative yields may reduce the demand, liquidity and valuation of fixed income investments, investors may be willing to continue to purchase such investments for a number of reasons, including, but not limited to, price insensitivity, arbitrage opportunities across fixed income markets or rules-based investment strategies. If negative interest rates persist or become more prevalent, investors may over time seek to reallocate assets to other income-producing assets or equity investments that pay a dividend, which may cause the price of such instruments to rise while triggering a corresponding decrease in yield and the value of debt instruments over time.

Funds and their advisers, as well as many of the companies in which they invest, are subject to regulation by the federal government. There is a potential for materially increased regulation in the future, as well as higher taxes or taxes restructured to incentivize different activities. These changes, should they occur, may impose added costs on a Fund and its service providers, and affect the businesses of various portfolio companies, in ways that cannot necessarily be foreseen at the present time.

In addition, global climate change may have an adverse effect on the value of securities and other assets, such as real estate. A rise in sea levels, an increase in powerful windstorms and/or a storm-driven increase in flooding could cause coastal properties to lose value or become unmarketable altogether. Large wildfires such as those driven by high winds and prolonged drought have devastated, and in the future may devastate entire communities and may be very costly to any business found to be responsible for the fire or conducting business or operations in affected areas. The current U.S. administration may focus regulatory and public works projects around climate change concerns. Regulatory changes and divestment movements tied to concerns about climate change could adversely affect the value of certain land and the viability of industries whose activities or products are seen as accelerating climate change. Losses related to climate change could adversely affect corporate borrowers and mortgage lenders, the value of mortgage-backed securities, the bonds of municipalities that depend on tax revenues and tourist dollars generated by such properties, and insurers of the property and/or of corporate, municipal or mortgage-backed securities. Since property and security values are driven largely by buyers’ perceptions, it is difficult to know the time period over which these effects might unfold. Economists warn that, unlike previous declines in the real estate market, properties in affected coastal zones may never recover their value. Similarly, efforts to address climate change, including increased environmental regulation, may adversely impact individual companies, industries or sectors of the economy, such as energy and manufacturing companies, which could lead to declines in the value of securities and other instruments issued by such companies.

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Russia's military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict have had, and could continue to have, severe adverse effects on regional and global economies and could further increase volatility and uncertainty in the financial markets. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that provide military or economic support to Russia. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that a Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund's ability to price, buy, sell, receive or deliver such investments may be impaired. In addition, any exposure that a Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund's investments. The extent and duration of military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict. These events have resulted in, and could continue to result in, significant market disruptions, including in certain industries or sectors such as the oil and natural gas markets, and may further strain global supply chains and negatively affect inflation and global growth. These and any related events could significantly impact a Fund's performance and the value of an investment in a Fund beyond any direct exposure a Fund may have to Russian issuers or issuers in other countries affected by the invasion.

Municipal Bond Risk — The Funds that invest in municipal bonds may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of municipal bonds to pay interest or repay principal. In addition, the ability of an issuer to make payments or repay interest may be affected by litigation or bankruptcy. In the event of bankruptcy of such an issuer, a Fund investing in the issuer’s securities could experience delays in collecting principal and interest, and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, a Fund may, in some instances, take possession of, and manage, the assets securing the issuer’s obligations on such securities, which may increase the Fund’s operating expenses. Any income derived from the Fund’s ownership or operation of such assets may not be tax-exempt. Municipal bonds are generally subject to interest rate, credit and market risk.

Because many municipal bonds are issued to finance similar projects (such as those relating to education, health care, housing, transportation, and utilities), conditions in those sectors may affect the overall municipal securities market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal

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market. Municipal bonds backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the supporting taxation or the inability to collect revenues for the specific project or specific assets. Municipal bonds are subject to the risk that the Internal Revenue Service (the “IRS”) may determine that an issuer has not complied with applicable tax requirements and that interest from the municipal bond is taxable, which may result in a significant decline in the value of the security.

Municipal bonds may be less liquid than taxable bonds and there may be less publicly available information on the financial condition of municipal bond issuers than for issuers of other securities, and the investment performance of a fund investing in municipal bonds may therefore be more dependent on the analytical abilities of the Adviser than if the fund held other types of investments such as stocks or taxable bonds. The secondary market for municipal bonds also tends to be less well-developed or liquid than many other securities markets, a by-product of lower capital commitments to the asset class by the dealer community, which may adversely affect a fund’s ability to sell municipal bonds it holds at attractive prices or value municipal bonds.

Operational Risk - Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Adviser’s and the Sub-Advisers’ control, including instances at third parties. The Fund, the Adviser and the Sub-Advisers seek to reduce these operational risks through control and procedures. However, these measures do not address every possible risk and may be inadequate to address these risk.

ReFlow Liquidity Program — The Fund may participate in a variety of liquidity programs offered by ReFlow Fund, LLC. These include the ReFlow Redemption Service, which is designed to provide alternative sources of liquidity to funds experiencing net redemptions of their shares. The ReFlow Redemption Service provides participating funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed from the fund and settling the next business day, subject to certain limitations. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. In the event the Fund uses the ReFlow Redemption Service, the Fund will pay a fee to ReFlow each time ReFlow purchases Fund shares, calculated by multiplying the value of shares ReFlow purchases by a rate determined through an automated daily auction. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of the Fund. By participating in the ReFlow programs, the Fund may maintain a lower cash balance than might otherwise be required. In an environment of declining market values, a fund participating in the ReFlow programs may experience a greater decrease in value than it would if it did not participate in the programs and instead maintained a higher cash balance.

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REIT Risk — Investments in REITs, which pool investors’ capital to purchase or finance real estate investments, involve certain unique risks, including concentration risk (by geography or property type) and interest rate risk (i.e., in a rising interest rate environment, the stock prices of real estate-related investments may decline and the borrowing costs of these companies may increase). In addition, REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increases in property taxes, operating expenses or competition, overbuilding, zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund.

Small Fund Risk — Symmetry Panoramic Municipal Fixed Income Fund and Symmetry Panoramic Alternative Fund currently have fewer assets than larger funds. Thus, like other small funds, inflows and outflows may impact its market exposure. In addition, if a Fund does not attract additional assets, the Fund’s fixed costs will continue to be spread over a small asset base, which could result in increased shareholder expenses (if the Fund were not subject to an expense cap) or force the Fund to liquidate.

Swap Risk — Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay a Fund and the risk that a Fund will not be able to meet its obligations to pay the counterparty to the swap. In addition, there is the risk that a swap may be terminated by a Fund or the counterparty in accordance with its terms. If a swap were to terminate, a Fund may be unable to implement its investment strategies and a Fund may not be able to seek to achieve its investment objective.

U.S. Government Securities Risk — Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Valuation Risk — The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets, or that are valued using a fair value methodology. Because portfolio securities of the Fund may be traded on non-U.S. exchanges, and non-U.S. exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

10.    Concentration of Shareholders:

As of February 28, 2025, the percentage of total shares outstanding held by shareholders of the Funds, which are comprised of individual shareholders and omnibus accounts that are

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held on behalf of various individual shareholders owning 10% or greater of the aggregate total shares outstanding for each Fund, were as follows:

	No. of Shareholders	% Ownership
Symmetry Panoramic US Equity Fund	2	80%
Symmetry Panoramic International Equity Fund	2	81%
Symmetry Panoramic Global Equity Fund	2	81%
Symmetry Panoramic Tax-Managed Global Equity Fund	3	86%
Symmetry Panoramic US Systematic Fixed Income Fund	3	89%
Symmetry Panoramic Municipal Fixed Income Fund	3	85%
Symmetry Panoramic Global Systematic Fixed Income Fund	2	79%
Symmetry Panoramic Alternatives Fund	3	86%

11.    Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

12.    Recent Accounting Pronouncement:

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of the Funds’ Adviser acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with each Fund's single investment objective which is executed by each Fund’s portfolio managers. The financial information in the form of each Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and

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Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

13.    Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

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OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (UNAUDITED)

Symmetry Panoramic U.S. Equity Fund	Symmetry Panoramic US Systematic Fixed Income Fund
Symmetry Panoramic International Equity Fund	Symmetry Panoramic Municipal Fixed Income Fund
Symmetry Panoramic Global Equity Fund	Symmetry Panoramic Global Systematic Fixed Income Fund
Symmetry Panoramic Tax-Managed Global Equity Fund	Symmetry Panoramic Alternatives Fund

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included within the Statement(s) of Operations of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the Approval of Advisory Agreement is included as part of the financial statements included in Item 7.

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Symmetry Panoramic Funds

P.O. Box 588

Portland, ME 04112

1-844-796-3863

Investment Adviser:

Symmetry Partners, LLC

151 National Drive

Glastonbury, CT 06033

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1835 Market St., Suite 310

Philadelphia, PA 19103

This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

SYM-SAR-001-0500

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Symmetry Panoramic Trust

By	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: May 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: May 5, 2025

By	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: May 5, 2025